UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number  811-07123

BNY Mellon Advantage Funds, Inc.

(Exact Name of Registrant as Specified in Charter)

c/o BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, New York 10286
(Address of Principal Executive Offices) (Zip Code)

Deirdre Cunnane, Esq.
240 Greenwich Street
New York, New York 10286
(Name and Address of Agent for Service)

Registrant's Telephone Number, including Area Code: (212) 922-6400

Date of fiscal year end: 10/31

Date of reporting period: 10/31/24

The following N-CSR relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-CSR reporting requirements. A separate N-CSR will be filed for any series with a different fiscal year end, as appropriate.

BNY Mellon Dynamic Total Return Fund

BNY Mellon Global Dynamic Bond Income Fund

BNY Mellon Global Real Return Fund

FORM N-CSR

Item 1.  Reports to Stockholders.

BNY Mellon Dynamic Total Return Fund	ANNUAL SHAREHOLDER REPORT OCTOBER 31, 2024

Class A – AVGAX

This annual shareholder report contains important information about BNY Mellon Dynamic Total Return Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?
(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A*	$142	1.34%

*

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

How did the Fund perform last year?

• For the 12-month period ended October 31, 2024, the Fund’s Class A shares returned 11.40%.

• In comparison, the FTSE Three-Month U.S. Treasury Bill Index returned 5.59% for the same period.

What affected the Fund’s performance?

• Global equities climbed during the year, and by the third quarter of 2024, markets saw all-time highs, supported by monetary easing and strong earnings, which surprised to the upside.

• Tactical Asset Allocation contributed most to performance, benefiting from being long equities throughout the period. Equity Index Relative Value and Commodity Relative Value also contributed strongly.

• Currency Relative Value was the primary detractor over the period, driven by emerging market currencies. Cross-Asset Trend and Cross-Asset Volatility also detracted.

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

How did the Fund perform over the past 10 years?

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance from November 1, 2014 through October 31, 2024 Initial Investment of $10,000 Years Ended 10/31

The above graph compares a hypothetical $10,000 investment in the Fund’s Class A shares to a hypothetical investment of $10,000 made in each of the Bloomberg Global Aggregate Index (Hedged) (a broad-based index), MSCI World Index (a broad-based index), FTSE Three-Month U.S. Treasury Bill Index, and FTSE World Government Bond Index on 10/31/2014. The performance shown takes into account the maximum initial sales charge on Class A shares and applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

AVERAGE ANNUAL TOTAL RETURNS (AS OF 10/31/24)
Class A Shares	1YR	5YR	10YR
with Maximum Sales Charge - 5.75%	5.03%	2.33%	2.36%
without Sales Charge	11.40%	3.55%	2.97%
Bloomberg Global Aggregate Index (Hedged) (broad-based index)*	9.92%	0.33%	2.12%
MSCI World Index (broad-based index)*	33.68%	12.03%	9.78%
FTSE Three-Month U.S. Treasury Bill Index	5.59%	2.44%	1.71%
FTSE World Government Bond Index**	8.37%	-2.85%	-0.47%
Hybrid Index**	23.04%	6.11%	5.81%

*

In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective as of September 1, 2024.

**	Effective as of September 1, 2024, changes were made to the Fund’s performance benchmarks. Performance of the FTSE World Government Bond Index and Hybrid Index will not be shown in the future.

The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter.

KEY FUND STATISTICS (AS OF 10/31/24)

Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$90	202	$594,134	4.30%

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 10/31/24)

Allocation of Holdings (Based on Total Net Exposure)

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

How has the Fund changed?

• Effective April 1, 2024, in addition to the management fee waiver and expense limitation agreement described in the Fund’s prospectus, the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc., has contractually agreed to waive receipt of a portion of its management fee in the amount of .10% of the value of the Fund’s average daily net assets until March 1, 2025. On or after March 1, 2025, BNY Mellon Investment Adviser, Inc. may terminate this waiver agreement at any time.

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2025 at bny.com/investments/literaturecenter or upon request at 1-800-373-9387.

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter.

© 2024 BNY Mellon Securities Corporation, Distributor, 240 Greenwich Street, 9th Floor, NewYork, NY 10286 Code-6140AR1024

BNY Mellon Dynamic Total Return Fund	ANNUAL SHAREHOLDER REPORT OCTOBER 31, 2024

Class C – AVGCX

This annual shareholder report contains important information about BNY Mellon Dynamic Total Return Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?
(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C*	$221	2.10%

*

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

How did the Fund perform last year?

• For the 12-month period ended October 31, 2024, the Fund’s Class C shares returned 10.55%.

• In comparison, the FTSE Three-Month U.S. Treasury Bill Index returned 5.59% for the same period.

What affected the Fund’s performance?

• Global equities climbed during the year, and by the third quarter of 2024, markets saw all-time highs, supported by monetary easing and strong earnings, which surprised to the upside.

• Tactical Asset Allocation contributed most to performance, benefiting from being long equities throughout the period. Equity Index Relative Value and Commodity Relative Value also contributed strongly.

• Currency Relative Value was the primary detractor over the period, driven by emerging market currencies. Cross-Asset Trend and Cross-Asset Volatility also detracted.

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

How did the Fund perform over the past 10 years?

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance from November 1, 2014 through October 31, 2024 Initial Investment of $10,000 Years Ended 10/31

The above graph compares a hypothetical $10,000 investment in the Fund’s Class C shares to a hypothetical investment of $10,000 made in each of the Bloomberg Global Aggregate Index (Hedged) (a broad-based index), MSCI World Index (a broad-based index), FTSE Three-Month U.S. Treasury Bill Index, and FTSE World Government Bond Index on 10/31/2014. The performance shown takes into account the maximum deferred sales charge on Class C shares and applicable fees and expenses of the Fund, including management fees, 12b-1 fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

AVERAGE ANNUAL TOTAL RETURNS (AS OF 10/31/24)
Class C Shares	1YR		5YR	10YR
with Maximum Deferred Sales Charge - 1.00%	9.55%	***	2.77%	2.20%
without Deferred Sales Charge	10.55%		2.77%	2.20%
Bloomberg Global Aggregate Index (Hedged) (broad-based index)*	9.92%		0.33%	2.12%
MSCI World Index (broad-based index)*	33.68%		12.03%	9.78%
FTSE Three-Month U.S. Treasury Bill Index	5.59%		2.44%	1.71%
FTSE World Government Bond Index**	8.37%		-2.85%	-0.47%
Hybrid Index**	23.04%		6.11%	5.81%

*

In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective as of September 1, 2024.

**	Effective as of September 1, 2024, changes were made to the Fund's performance benchmarks. Performance of the FTSE World Government Bond Index and Hybrid Index will not be shown in the future.
***	The maximum contingent deferred sales charge for Class C shares is 1.00% for shares redeemed within one year of the date purchased.

The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter.

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

KEY FUND STATISTICS (AS OF 10/31/24)

Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$90	202	$594,134	4.30%

Portfolio Holdings (as of 10/31/24)

Allocation of Holdings (Based on Total Net Exposure)

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

How has the Fund changed?

• Effective April 1, 2024, in addition to the management fee waiver and expense limitation agreement described in the Fund’s prospectus, the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc., has contractually agreed to waive receipt of a portion of its management fee in the amount of .10% of the value of the Fund’s average daily net assets until March 1, 2025. On or after March 1, 2025, BNY Mellon Investment Adviser, Inc. may terminate this waiver agreement at any time.

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2025 at bny.com/investments/literaturecenter or upon request at 1-800-373-9387.

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter.

© 2024 BNY Mellon Securities Corporation, Distributor, 240 Greenwich Street, 9th Floor, NewYork, NY 10286 Code-6141AR1024

BNY Mellon Dynamic Total Return Fund	ANNUAL SHAREHOLDER REPORT OCTOBER 31, 2024

Class I – AVGRX

This annual shareholder report contains important information about BNY Mellon Dynamic Total Return Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?
(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I*	$115	1.09%

*

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

How did the Fund perform last year?

• For the 12-month period ended October 31, 2024, the Fund’s Class I shares returned 11.64%.

• In comparison, the FTSE Three-Month U.S. Treasury Bill Index returned 5.59% for the same period.

What affected the Fund’s performance?

• Global equities climbed during the year, and by the third quarter of 2024, markets saw all-time highs, supported by monetary easing and strong earnings, which surprised to the upside.

• Tactical Asset Allocation contributed most to performance, benefiting from being long equities throughout the period. Equity Index Relative Value and Commodity Relative Value also contributed strongly.

• Currency Relative Value was the primary detractor over the period, driven by emerging market currencies. Cross-Asset Trend and Cross-Asset Volatility also detracted.

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

How did the Fund perform over the past 10 years?

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance from November 1, 2014 through October 31, 2024 Initial Investment of $10,000 Years Ended 10/31

The above graph compares a hypothetical $10,000 investment in the Fund’s Class I shares to a hypothetical investment of $10,000 made in each of the Bloomberg Global Aggregate Index (Hedged) (a broad-based index), MSCI World Index (a broad-based index), FTSE Three-Month U.S. Treasury Bill Index, and FTSE World Government Bond Index on 10/31/2014. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

AVERAGE ANNUAL TOTAL RETURNS (AS OF 10/31/24)
Share Class	1YR	5YR	10YR
Class I Shares	11.64%	3.81%	3.23%
Bloomberg Global Aggregate Index (Hedged) (broad-based index)*	9.92%	0.33%	2.12%
MSCI World Index (broad-based index)*	33.68%	12.03%	9.78%
FTSE Three-Month U.S. Treasury Bill Index	5.59%	2.44%	1.71%
FTSE World Government Bond Index**	8.37%	-2.85%	-0.47%
Hybrid Index**	23.04%	6.11%	5.81%

*

In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective as of September 1, 2024.

**	Effective as of September 1, 2024, changes were made to the Fund’s performance benchmarks. Performance of the FTSE World Government Bond Index and Hybrid Index will not be shown in the future.

The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter.

KEY FUND STATISTICS (AS OF 10/31/24)

Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$90	202	$594,134	4.30%

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 10/31/24)

Allocation of Holdings (Based on Total Net Exposure)

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

How has the Fund changed?

• Effective April 1, 2024, in addition to the management fee waiver and expense limitation agreement described in the Fund’s prospectus, the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc., has contractually agreed to waive receipt of a portion of its management fee in the amount of .10% of the value of the Fund’s average daily net assets until March 1, 2025. On or after March 1, 2025, BNY Mellon Investment Adviser, Inc. may terminate this waiver agreement at any time.

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2025 at bny.com/investments/literaturecenter or upon request at 1-800-373-9387.

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter.

© 2024 BNY Mellon Securities Corporation, Distributor, 240 Greenwich Street, 9th Floor, NewYork, NY 10286 Code-6142AR1024

BNY Mellon Dynamic Total Return Fund	ANNUAL SHAREHOLDER REPORT OCTOBER 31, 2024

Class Y – AVGYX

This annual shareholder report contains important information about BNY Mellon Dynamic Total Return Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?
(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y*	$117	1.11%

*

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

How did the Fund perform last year?

• For the 12-month period ended October 31, 2024, the Fund’s Class Y shares returned 11.67%.

• In comparison, the FTSE Three-Month U.S. Treasury Bill Index returned 5.59% for the same period.

What affected the Fund’s performance?

• Global equities climbed during the year, and by the third quarter of 2024, markets saw all-time highs, supported by monetary easing and strong earnings, which surprised to the upside.

• Tactical Asset Allocation contributed most to performance, benefiting from being long equities throughout the period. Equity Index Relative Value and Commodity Relative Value also contributed strongly.

• Currency Relative Value was the primary detractor over the period, driven by emerging market currencies. Cross-Asset Trend and Cross-Asset Volatility also detracted.

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

How did the Fund perform over the past 10 years?

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance from November 1, 2014 through October 31, 2024 Initial Investment of $1,000,000 Years Ended 10/31

The above graph compares a hypothetical $1,000,000 investment in the Fund’s Class Y shares to a hypothetical investment of $1,000,000 made in each of the Bloomberg Global Aggregate Index (Hedged) (a broad-based index), MSCI World Index (a broad-based index), FTSE Three-Month U.S. Treasury Bill Index, and FTSE World Government Bond Index on 10/31/2014. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

AVERAGE ANNUAL TOTAL RETURNS (AS OF 10/31/24)
Share Class	1YR	5YR	10YR
Class Y Shares	11.67%	3.80%	3.26%
Bloomberg Global Aggregate Index (Hedged) (broad-based index)*	9.92%	0.33%	2.12%
MSCI World Index (broad-based index)*	33.68%	12.03%	9.78%
FTSE Three-Month U.S. Treasury Bill Index	5.59%	2.44%	1.71%
FTSE World Government Bond Index**	8.37%	-2.85%	-0.47%
Hybrid Index**	23.04%	6.11%	5.81%

*

In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective as of September 1, 2024.

**	Effective as of September 1, 2024, changes were made to the Fund’s performance benchmarks. Performance of the FTSE World Government Bond Index and Hybrid Index will not be shown in the future.

The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter.

KEY FUND STATISTICS (AS OF 10/31/24)

Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$90	202	$594,134	4.30%

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 10/31/24)

Allocation of Holdings (Based on Total Net Exposure)

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

How has the Fund changed?

• Effective April 1, 2024, in addition to the management fee waiver and expense limitation agreement described in the Fund’s prospectus, the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc., has contractually agreed to waive receipt of a portion of its management fee in the amount of .10% of the value of the Fund’s average daily net assets until March 1, 2025. On or after March 1, 2025, BNY Mellon Investment Adviser, Inc. may terminate this waiver agreement at any time.

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2025 at bny.com/investments/literaturecenter or upon request at 1-800-373-9387.

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter.

© 2024 BNY Mellon Securities Corporation, Distributor, 240 Greenwich Street, 9th Floor, NewYork, NY 10286 Code-0206AR1024

BNY Mellon Global Dynamic Bond Income Fund	ANNUAL SHAREHOLDER REPORT OCTOBER 31, 2024

Class A – DGDAX

This annual shareholder report contains important information about BNY Mellon Global Dynamic Bond Income Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?
(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A*	$109	1.05%

*

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

How did the Fund perform last year?

• For the 12-month period ended October 31, 2024, the Fund’s Class A shares returned 8.28%.

• In comparison, the FTSE One-Month U.S. Treasury Bill Index returned 5.51% for the same period.

What affected the Fund’s performance?

• Global bonds produced strong returns as central banks pivoted to a dovish stance early in the period, followed by rate cuts in subsequent months, driving yields lower and prices higher.

• The Fund’s relative performance benefited most from judicious shifts in government bond allocations, curve trades and cross-market views, along with shorter-duration posture in early 2024.

• Emerging-markets sovereign bonds in both local and hard currency also generated good returns, while high yield and investment-grade corporate bonds delivered steady performance.

• Active currency exposure detracted mildly from relative performance. Short positions in the euro and other European currencies also detracted slightly.

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

How did the Fund perform over the past 10 years?

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance from November 1, 2014 through October 31, 2024 Initial Investment of $10,000 Years Ended 10/31

The above graph compares a hypothetical $10,000 investment in the Fund’s Class A shares to a hypothetical investment of $10,000 made in each of the Bloomberg Global Aggregate Index (Hedged) (a broad-based index), FTSE One-Month U.S. Treasury Bill Index, and USD 30-day Compounded SOFR on 10/31/2014. The performance shown takes into account the maximum initial sales charge on Class A shares and applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

AVERAGE ANNUAL TOTAL RETURNS (AS OF 10/31/24)
Class A Shares	1YR	5YR	10YR
with Maximum Sales Charge - 4.50%	3.44%	-0.25%	1.25%
without Sales Charge	8.28%	0.67%	1.72%
Bloomberg Global Aggregate Index (Hedged) (broad-based index)*	9.92%	0.33%	2.12%
FTSE One-Month U.S. Treasury Bill Index	5.51%	2.37%	1.66%
USD 30-day Compounded SOFR**	5.31%	2.29%	N/A

*

In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective as of October 31, 2024.

**

Effective as of October 31, 2024, changes were made to the Fund’s performance benchmarks. Performance of the USD 30-day Compounded SOFR will not be shown in the future. The first value date of the Secured Overnight Financing Rate (SOFR) was published April 2, 2018.

The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter.

KEY FUND STATISTICS (AS OF 10/31/24)

Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$68	230	$418,890	124.83%

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 10/31/24)

Allocation of Holdings (Based on Net Assets)

*Amount represents less than 0.01%.

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Country Allocation (Based on Net Assets)

How has the Fund changed?

• Effective September 1, 2024, the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc., has contractually agreed, until March 1, 2025, to waive receipt of its fees and/or assume the direct expenses of the fund, so that the direct expenses of none of the Fund’s share classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .65%. On or after March 1, 2025, BNY Mellon Investment Adviser, Inc. may terminate this expense limitation agreement at any time. Because “acquired fund fees and expenses” are incurred indirectly by the Fund, as a result of its investments in underlying funds, such fees and expenses are not included in the expense limitation.

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2025 at bny.com/investments/literaturecenter or upon request at 1-800-373-9387.

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter.

© 2024 BNY Mellon Securities Corporation, Distributor, 240 Greenwich Street, 9th Floor, NewYork, NY 10286 Code-6298AR1024

BNY Mellon Global Dynamic Bond Income Fund	ANNUAL SHAREHOLDER REPORT OCTOBER 31, 2024

Class C – DGDCX

This annual shareholder report contains important information about BNY Mellon Global Dynamic Bond Income Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?
(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C*	$187	1.80%

*

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

How did the Fund perform last year?

• For the 12-month period ended October 31, 2024, the Fund’s Class C shares returned 7.47%.

• In comparison, the FTSE One-Month U.S. Treasury Bill Index returned 5.51% for the same period.

What affected the Fund’s performance?

• Global bonds produced strong returns as central banks pivoted to a dovish stance early in the period, followed by rate cuts in subsequent months, driving yields lower and prices higher.

• The Fund’s relative performance benefited most from judicious shifts in government bond allocations, curve trades and cross-market views, along with shorter-duration posture in early 2024.

• Emerging-markets sovereign bonds in both local and hard currency also generated good returns, while high yield and investment-grade corporate bonds delivered steady performance.

• Active currency exposure detracted mildly from relative performance. Short positions in the euro and other European currencies also detracted slightly.

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

How did the Fund perform over the past 10 years?

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance from November 1, 2014 through October 31, 2024 Initial Investment of $10,000 Years Ended 10/31

The above graph compares a hypothetical $10,000 investment in the Fund’s Class C shares to a hypothetical investment of $10,000 made in each of the Bloomberg Global Aggregate Index (Hedged) (a broad-based index), FTSE One-Month U.S. Treasury Bill Index, and USD 30-day Compounded SOFR on 10/31/2014. The performance shown takes into account the maximum deferred sales charge on Class C shares and applicable fees and expenses of the Fund, including management fees, 12b-1 fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

AVERAGE ANNUAL TOTAL RETURNS (AS OF 10/31/24)
Class C Shares	1YR		5YR	10YR
with Maximum Deferred Sales Charge - 1.00%	6.47%	***	-0.09%	0.95%
without Deferred Sales Charge	7.47%		-0.09%	0.95%
Bloomberg Global Aggregate Index (Hedged) (broad-based index)*	9.92%		0.33%	2.12%
FTSE One-Month U.S. Treasury Bill Index	5.51%		2.37%	1.66%
USD 30-day Compounded SOFR**	5.31%		2.29%	N/A

*

In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective as of October 31, 2024.

**

Effective as of October 31, 2024, changes were made to the Fund’s performance benchmarks. Performance of the USD 30-day Compounded SOFR will not be shown in the future. The first value date of the Secured Overnight Financing Rate (SOFR) was published April 2, 2018.

***	The maximum contingent deferred sales charge for Class C shares is 1.00% for shares redeemed within one year of the date purchased.

The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter.

KEY FUND STATISTICS (AS OF 10/31/24)

Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$68	230	$418,890	124.83%

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 10/31/24)

Allocation of Holdings (Based on Net Assets)

*Amount represents less than 0.01%.

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Country Allocation (Based on Net Assets)

How has the Fund changed?

• Effective September 1, 2024, the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc., has contractually agreed, until March 1, 2025, to waive receipt of its fees and/or assume the direct expenses of the fund, so that the direct expenses of none of the Fund’s share classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .65%. On or after March 1, 2025, BNY Mellon Investment Adviser, Inc. may terminate this expense limitation agreement at any time. Because “acquired fund fees and expenses” are incurred indirectly by the Fund, as a result of its investments in underlying funds, such fees and expenses are not included in the expense limitation.

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2025 at bny.com/investments/literaturecenter or upon request at 1-800-373-9387.

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter.

© 2024 BNY Mellon Securities Corporation, Distributor, 240 Greenwich Street, 9th Floor, NewYork, NY 10286 Code-6299AR1024

BNY Mellon Global Dynamic Bond Income Fund	ANNUAL SHAREHOLDER REPORT OCTOBER 31, 2024

Class I – DGDIX

This annual shareholder report contains important information about BNY Mellon Global Dynamic Bond Income Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?
(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I*	$83	0.80%

*

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

How did the Fund perform last year?

• For the 12-month period ended October 31, 2024, the Fund’s Class I shares returned 8.60%.

• In comparison, the FTSE One-Month U.S. Treasury Bill Index returned 5.51% for the same period.

What affected the Fund’s performance?

• Global bonds produced strong returns as central banks pivoted to a dovish stance early in the period, followed by rate cuts in subsequent months, driving yields lower and prices higher.

• The Fund’s relative performance benefited most from judicious shifts in government bond allocations, curve trades and cross-market views, along with shorter-duration posture in early 2024.

• Emerging-markets sovereign bonds in both local and hard currency also generated good returns, while high yield and investment-grade corporate bonds delivered steady performance.

• Active currency exposure detracted mildly from relative performance. Short positions in the euro and other European currencies also detracted slightly.

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

How did the Fund perform over the past 10 years?

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance from November 1, 2014 through October 31, 2024 Initial Investment of $10,000 Years Ended 10/31

The above graph compares a hypothetical $10,000 investment in the Fund’s Class I shares to a hypothetical investment of $10,000 made in each of the Bloomberg Global Aggregate Index (Hedged) (a broad-based index), FTSE One-Month U.S. Treasury Bill Index, and USD 30-day Compounded SOFR on 10/31/2014. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

AVERAGE ANNUAL TOTAL RETURNS (AS OF 10/31/24)
Share Class	1YR	5YR	10YR
Class I Shares	8.60%	0.94%	1.97%
Bloomberg Global Aggregate Index (Hedged) (broad-based index)*	9.92%	0.33%	2.12%
FTSE One-Month U.S. Treasury Bill Index	5.51%	2.37%	1.66%
USD 30-day Compounded SOFR**	5.31%	2.29%	N/A

*

In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective as of October 31, 2024.

**

Effective as of October 31, 2024, changes were made to the Fund’s performance benchmarks. Performance of the USD 30-day Compounded SOFR will not be shown in the future. The first value date of the Secured Overnight Financing Rate (SOFR) was published April 2, 2018.

The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter.

KEY FUND STATISTICS (AS OF 10/31/24)

Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$68	230	$418,890	124.83%

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 10/31/24)

Allocation of Holdings (Based on Net Assets)

*Amount represents less than 0.01%.

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Country Allocation (Based on Net Assets)

How has the Fund changed?

• Effective September 1, 2024, the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc., has contractually agreed, until March 1, 2025, to waive receipt of its fees and/or assume the direct expenses of the fund, so that the direct expenses of none of the Fund’s share classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .65%. On or after March 1, 2025, BNY Mellon Investment Adviser, Inc. may terminate this expense limitation agreement at any time. Because “acquired fund fees and expenses” are incurred indirectly by the Fund, as a result of its investments in underlying funds, such fees and expenses are not included in the expense limitation.

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2025 at bny.com/investments/literaturecenter or upon request at 1-800-373-9387.

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter.

© 2024 BNY Mellon Securities Corporation, Distributor, 240 Greenwich Street, 9th Floor, NewYork, NY 10286 Code-6300AR1024

BNY Mellon Global Dynamic Bond Income Fund	ANNUAL SHAREHOLDER REPORT OCTOBER 31, 2024

Class Y – DGDYX

This annual shareholder report contains important information about BNY Mellon Global Dynamic Bond Income Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?
(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$79	0.76%

How did the Fund perform last year?

• For the 12-month period ended October 31, 2024, the Fund’s Class Y shares returned 8.69%.

• In comparison, the FTSE One-Month U.S. Treasury Bill Index returned 5.51% for the same period.

What affected the Fund’s performance?

• Global bonds produced strong returns as central banks pivoted to a dovish stance early in the period, followed by rate cuts in subsequent months, driving yields lower and prices higher.

• The Fund’s relative performance benefited most from judicious shifts in government bond allocations, curve trades and cross-market views, along with shorter-duration posture in early 2024.

• Emerging-markets sovereign bonds in both local and hard currency also generated good returns, while high yield and investment-grade corporate bonds delivered steady performance.

• Active currency exposure detracted mildly from relative performance. Short positions in the euro and other European currencies also detracted slightly.

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

How did the Fund perform over the past 10 years?

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance from November 1, 2014 through October 31, 2024 Initial Investment of $1,000,000 Years Ended 10/31

The above graph compares a hypothetical $1,000,000 investment in the Fund’s Class Y shares to a hypothetical investment of $1,000,000 made in each of the Bloomberg Global Aggregate Index (Hedged) (a broad-based index), FTSE One-Month U.S. Treasury Bill Index, and USD 30-day Compounded SOFR on 10/31/2014. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

AVERAGE ANNUAL TOTAL RETURNS (AS OF 10/31/24)
Share Class	1YR	5YR	10YR
Class Y Shares	8.69%	1.05%	2.04%
Bloomberg Global Aggregate Index (Hedged) (broad-based index)*	9.92%	0.33%	2.12%
FTSE One-Month U.S. Treasury Bill Index	5.51%	2.37%	1.66%
USD 30-day Compounded SOFR**	5.31%	2.29%	N/A

*

In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective as of October 31, 2024.

**

Effective as of October 31, 2024, changes were made to the Fund’s performance benchmarks. Performance of the USD 30-day Compounded SOFR will not be shown in the future. The first value date of the Secured Overnight Financing Rate (SOFR) was published April 2, 2018.

The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter.

KEY FUND STATISTICS (AS OF 10/31/24)

Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$68	230	$418,890	124.83%

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 10/31/24)

Allocation of Holdings (Based on Net Assets)

*Amount represents less than 0.01%.

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Country Allocation (Based on Net Assets)

How has the Fund changed?

• Effective September 1, 2024, the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc., has contractually agreed, until March 1, 2025, to waive receipt of its fees and/or assume the direct expenses of the fund, so that the direct expenses of none of the Fund’s share classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .65%. On or after March 1, 2025, BNY Mellon Investment Adviser, Inc. may terminate this expense limitation agreement at any time. Because “acquired fund fees and expenses” are incurred indirectly by the Fund, as a result of its investments in underlying funds, such fees and expenses are not included in the expense limitation.

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2025 at bny.com/investments/literaturecenter or upon request at 1-800-373-9387.

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter.

© 2024 BNY Mellon Securities Corporation, Distributor, 240 Greenwich Street, 9th Floor, NewYork, NY 10286 Code-0062AR1024

BNY Mellon Global Real Return Fund	ANNUAL SHAREHOLDER REPORT OCTOBER 31, 2024

Class A – DRRAX

This annual shareholder report contains important information about BNY Mellon Global Real Return Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.

What were the Fund’s costs for the last year?
(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A*	$124	1.15%

*

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

How did the Fund perform last year?

• For the 12-month period ended October 31, 2024, the Fund’s Class A shares returned 15.07%.

• In comparison, the USD 30-day Compounded SOFR returned 5.31% for the same period.

What affected the Fund’s performance?

• Global financial markets broadly gained ground in response to easing inflation, increasingly dovish central bank policies, enthusiasm for artificial intelligence-related stocks and the unveiling of a major Chinese stimulus package.

• The Fund’s return-seeking core produced the strongest gains, led by global equities exposed to the artificial intelligence theme. All other areas of the core were positive as well.

• Within the stabilizing layer, exposure to gold was accretive to returns, helped by geopolitical concerns, central bank buying and ongoing U.S. fiscal challenges.

• While the equity market strategy to mitigate risk detracted from performance as markets gained ground, these positions enabled the Fund to successfully navigate a dramatic, though brief, sell-off at the start of August 2024.

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

How did the Fund perform over the past 10 years?

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance from November 1, 2014 through October 31, 2024 Initial Investment of $10,000 Years Ended 10/31

The above graph compares a hypothetical $10,000 investment in the Fund’s Class A shares to a hypothetical investment of $10,000 made in each of the Bloomberg Global Aggregate Index (Hedged) (a broad-based index), MSCI World Index (a broad-based index), USD 30-day Compounded SOFR, and FTSE One-Month U.S. Treasury Bill Index on 10/31/2014. The performance shown takes into account the maximum initial sales charge on Class A shares and applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

AVERAGE ANNUAL TOTAL RETURNS (AS OF 10/31/24)
Class A Shares	1YR	5YR	10YR
with Maximum Sales Charge - 5.75%	8.47%	2.23%	2.82%
without Sales Charge	15.07%	3.45%	3.43%
Bloomberg Global Aggregate Index (Hedged) (broad-based index)*	9.92%	0.33%	2.12%
MSCI World Index (broad-based index)*	33.68%	12.03%	9.78%
USD 30-day Compounded SOFR**	5.31%	2.29%	N/A
FTSE One-Month U.S. Treasury Bill Index***	5.51%	2.37%	1.66%
USD 1-month LIBOR/USD 30 DAY Compounded SOFR (linked)†	5.32%	2.32%	1.73%

*

In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective as of October 31, 2024.

**	The first value date of the Secured Overnight Financing Rate (SOFR) was published April 2, 2018.
***	Effective as of October 31, 2024, changes were made to the Fund's performance benchmarks. Performance of the FTSE One-Month U.S. Treasury Bill Index will not be shown in the future.
†	Links USD 1-Month LIBOR through November 1, 2021 (when the Fund’s performance baseline benchmark changed) and USD 30-day Compounded SOFR thereafter.

The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter.

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

KEY FUND STATISTICS (AS OF 10/31/24)

Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$989	171	$8,959,448	77.47%

Portfolio Holdings (as of 10/31/24)

Allocation of Holdings (Based on Total Net Exposure)

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Country Allocation (Based on Net Assets)

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter.

© 2024 BNY Mellon Securities Corporation, Distributor, 240 Greenwich Street, 9th Floor, NewYork, NY 10286 Code-6278AR1024

BNY Mellon Global Real Return Fund	ANNUAL SHAREHOLDER REPORT OCTOBER 31, 2024

Class C – DRRCX

This annual shareholder report contains important information about BNY Mellon Global Real Return Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.

What were the Fund’s costs for the last year?
(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C*	$204	1.90%

*

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

How did the Fund perform last year?

• For the 12-month period ended October 31, 2024, the Fund’s Class C shares returned 14.29%.

• In comparison, the USD 30-day Compounded SOFR returned 5.31% for the same period.

What affected the Fund’s performance?

• Global financial markets broadly gained ground in response to easing inflation, increasingly dovish central bank policies, enthusiasm for artificial intelligence-related stocks and the unveiling of a major Chinese stimulus package.

• The Fund’s return-seeking core produced the strongest gains, led by global equities exposed to the artificial intelligence theme. All other areas of the core were positive as well.

• Within the stabilizing layer, exposure to gold was accretive to returns, helped by geopolitical concerns, central bank buying and ongoing U.S. fiscal challenges.

• While the equity market strategy to mitigate risk detracted from performance as markets gained ground, these positions enabled the Fund to successfully navigate a dramatic, though brief, sell-off at the start of August 2024.

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

How did the Fund perform over the past 10 years?

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance from November 1, 2014 through October 31, 2024 Initial Investment of $10,000 Years Ended 10/31

The above graph compares a hypothetical $10,000 investment in the Fund’s Class C shares to a hypothetical investment of $10,000 made in each of the Bloomberg Global Aggregate Index (Hedged) (a broad-based index), MSCI World Index (a broad-based index), USD 30-day Compounded SOFR, and FTSE One-Month U.S. Treasury Bill Index on 10/31/2014. The performance shown takes into account the maximum deferred sales charge on Class C shares and applicable fees and expenses of the Fund, including management fees, 12b-1 fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

AVERAGE ANNUAL TOTAL RETURNS (AS OF 10/31/24)
Class C Shares	1YR		5YR	10YR
with Maximum Deferred Sales Charge - 1.00%	13.29%	††	2.66%	2.66%
without Deferred Sales Charge	14.29%		2.66%	2.66%
Bloomberg Global Aggregate Index (Hedged) (broad-based index)*	9.92%		0.33%	2.12%
MSCI World Index (broad-based index)*	33.68%		12.03%	9.78%
USD 30-day Compounded SOFR**	5.31%		2.29%	N/A
FTSE One-Month U.S. Treasury Bill Index***	5.51%		2.37%	1.66%
USD 1-month LIBOR/USD 30 DAY Compounded SOFR (linked)†	5.32%		2.32%	1.73%

*

In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective as of October 31, 2024.

**	The first value date of the Secured Overnight Financing Rate (SOFR) was published April 2, 2018.
***	Effective as of October 31, 2024, changes were made to the Fund's performance benchmarks. Performance of the FTSE One-Month U.S. Treasury Bill Index will not be shown in the future.
†	Links USD 1-Month LIBOR through November 1, 2021 (when the Fund’s performance baseline benchmark changed) and USD 30-day Compounded SOFR thereafter.
††	The maximum contingent deferred sales charge for Class C shares is 1.00% for shares redeemed within one year of the date purchased.

The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter.

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

KEY FUND STATISTICS (AS OF 10/31/24)

Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$989	171	$8,959,448	77.47%

Portfolio Holdings (as of 10/31/24)

Allocation of Holdings (Based on Total Net Exposure)

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Country Allocation (Based on Net Assets)

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter.

© 2024 BNY Mellon Securities Corporation, Distributor, 240 Greenwich Street, 9th Floor, NewYork, NY 10286 Code-6279AR1024

BNY Mellon Global Real Return Fund	ANNUAL SHAREHOLDER REPORT OCTOBER 31, 2024

Class I – DRRIX

This annual shareholder report contains important information about BNY Mellon Global Real Return Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.

What were the Fund’s costs for the last year?
(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I*	$97	0.90%

*

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

How did the Fund perform last year?

• For the 12-month period ended October 31, 2024, the Fund’s Class I shares returned 15.39%.

• In comparison, the USD 30-day Compounded SOFR returned 5.31% for the same period.

What affected the Fund’s performance?

• Global financial markets broadly gained ground in response to easing inflation, increasingly dovish central bank policies, enthusiasm for artificial intelligence-related stocks and the unveiling of a major Chinese stimulus package.

• The Fund’s return-seeking core produced the strongest gains, led by global equities exposed to the artificial intelligence theme. All other areas of the core were positive as well.

• Within the stabilizing layer, exposure to gold was accretive to returns, helped by geopolitical concerns, central bank buying and ongoing U.S. fiscal challenges.

• While the equity market strategy to mitigate risk detracted from performance as markets gained ground, these positions enabled the Fund to successfully navigate a dramatic, though brief, sell-off at the start of August 2024.

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

How did the Fund perform over the past 10 years?

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance from November 1, 2014 through October 31, 2024 Initial Investment of $10,000 Years Ended 10/31

The above graph compares a hypothetical $10,000 investment in the Fund’s Class I shares to a hypothetical investment of $10,000 made in each of the Bloomberg Global Aggregate Index (Hedged) (a broad-based index), MSCI World Index (a broad-based index), USD 30-day Compounded SOFR, and FTSE One-Month U.S. Treasury Bill Index on 10/31/2014. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

AVERAGE ANNUAL TOTAL RETURNS (AS OF 10/31/24)
Class I Shares	1YR	5YR	10YR
Class I Shares	15.39%	3.69%	3.69%
Bloomberg Global Aggregate Index (Hedged) (broad-based index)*	9.92%	0.33%	2.12%
MSCI World Index (broad-based index)*	33.68%	12.03%	9.78%
USD 30-day Compounded SOFR**	5.31%	2.29%	N/A
FTSE One-Month U.S. Treasury Bill Index***	5.51%	2.37%	1.66%
USD 1-month LIBOR/USD 30 DAY Compounded SOFR (linked)†	5.32%	2.32%	1.73%

*

In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective as of October 31, 2024.

**	The first value date of the Secured Overnight Financing Rate (SOFR) was published April 2, 2018.
***	Effective as of October 31, 2024, changes were made to the Fund's performance benchmarks. Performance of the FTSE One-Month U.S. Treasury Bill Index will not be shown in the future.
†	Links USD 1-Month LIBOR through November 1, 2021 (when the Fund’s performance baseline benchmark changed) and USD 30-day Compounded SOFR thereafter.

The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter.

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

KEY FUND STATISTICS (AS OF 10/31/24)

Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$989	171	$8,959,448	77.47%

Portfolio Holdings (as of 10/31/24)

Allocation of Holdings (Based on Total Net Exposure)

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Country Allocation (Based on Net Assets)

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter.

© 2024 BNY Mellon Securities Corporation, Distributor, 240 Greenwich Street, 9th Floor, NewYork, NY 10286 Code-6280AR1024

BNY Mellon Global Real Return Fund	ANNUAL SHAREHOLDER REPORT OCTOBER 31, 2024

Class Y – DRRYX

This annual shareholder report contains important information about BNY Mellon Global Real Return Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.

What were the Fund’s costs for the last year?
(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y*	$90	0.84%

*

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

How did the Fund perform last year?

• For the 12-month period ended October 31, 2024, the Fund’s Class Y shares returned 15.44%.

• In comparison, the USD 30-day Compounded SOFR returned 5.31% for the same period.

What affected the Fund’s performance?

• Global financial markets broadly gained ground in response to easing inflation, increasingly dovish central bank policies, enthusiasm for artificial intelligence-related stocks and the unveiling of a major Chinese stimulus package.

• The Fund’s return-seeking core produced the strongest gains, led by global equities exposed to the artificial intelligence theme. All other areas of the core were positive as well.

• Within the stabilizing layer, exposure to gold was accretive to returns, helped by geopolitical concerns, central bank buying and ongoing U.S. fiscal challenges.

• While the equity market strategy to mitigate risk detracted from performance as markets gained ground, these positions enabled the Fund to successfully navigate a dramatic, though brief, sell-off at the start of August 2024.

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

How did the Fund perform over the past 10 years?

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance from November 1, 2014 through October 31, 2024 Initial Investment of $1,000,000 Years Ended 10/31

The above graph compares a hypothetical $1,000,000 investment in the Fund’s Class Y shares to a hypothetical investment of $1,000,000 made in each of the Bloomberg Global Aggregate Index (Hedged) (a broad-based index), MSCI World Index (a broad-based index), USD 30-day Compounded SOFR, and FTSE One-Month U.S. Treasury Bill Index on 10/31/2014. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

AVERAGE ANNUAL TOTAL RETURNS (AS OF 10/31/24)
Class Y Shares	1YR	5YR	10YR
Class Y Shares	15.44%	3.77%	3.77%
Bloomberg Global Aggregate Index (Hedged) (broad-based index)*	9.92%	0.33%	2.12%
MSCI World Index (broad-based index)*	33.68%	12.03%	9.78%
USD 30-day Compounded SOFR**	5.31%	2.29%	N/A
FTSE One-Month U.S. Treasury Bill Index***	5.51%	2.37%	1.66%
USD 1-month LIBOR/USD 30 DAY Compounded SOFR (linked)†	5.32%	2.32%	1.73%

*

In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective as of October 31, 2024.

**	The first value date of the Secured Overnight Financing Rate (SOFR) was published April 2, 2018.
***	Effective as of October 31, 2024, changes were made to the Fund's performance benchmarks. Performance of the FTSE One-Month U.S. Treasury Bill Index will not be shown in the future.
†	Links USD 1-Month LIBOR through November 1, 2021 (when the Fund’s performance baseline benchmark changed) and USD 30-day Compounded SOFR thereafter.

The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter.

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

KEY FUND STATISTICS (AS OF 10/31/24)

Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$989	171	$8,959,448	77.47%

Portfolio Holdings (as of 10/31/24)

Allocation of Holdings (Based on Total Net Exposure)

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Country Allocation (Based on Net Assets)

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter.

© 2024 BNY Mellon Securities Corporation, Distributor, 240 Greenwich Street, 9th Floor, NewYork, NY 10286 Code-0097AR1024

Item 2.  Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3.   Audit Committee Financial Expert.

The Registrant's Board has determined that Gina D. France, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC"). Ms. France is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4.   Principal Accountant Fees and Services.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $159,166 in 2023 and $162,348 in 2024.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $50,204 in 2023 and $81,839 in 2024. These services consisted of one or more of the following: (i) agreed upon procedures related to compliance with Internal Revenue Code section 817(h), (ii) security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended, (iii) advisory services as to the accounting or disclosure treatment of Registrant transactions or events and (iv) advisory services to the accounting or disclosure treatment of the actual or potential impact to the Registrant of final or proposed rules, standards or interpretations by the Securities and Exchange Commission, the Financial Accounting Standards Boards or other regulatory or standard-setting bodies.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0 in 2023 and $0 in 2024.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $12,868 in 2023 and $12,868 in 2024. These services consisted of: (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments; (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held, and (iv) determination of Passive Foreign Investment Companies. The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $21,632 in 2023 and $23,738 in 2024.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $375 in 2023 and $369 in 2024. These services consisted of a review of the Registrant's anti-money laundering program.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were $0 in 2023 and $0 in 2024.

(e)(1) Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. The pre-approved services in the Policy can include pre-approved audit services, pre-approved audit-related services, pre-approved tax services and pre-approved all other services. Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence. Pre-approvals pursuant to the Policy are considered annually.

(e)(2) Note. None of the services described in paragraphs (b) through (d) of this Item 4 were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) None of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $1,779,328 in 2023 and $1,580,958 in 2024.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

(i) Not applicable.

(j) Not applicable.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Investments.

 Not applicable.

BNY Mellon Dynamic Total Return Fund

ANNUAL FINANCIALS AND OTHER INFORMATION October 31, 2024

Class	Ticker
A	AVGAX
C	AVGCX
I	AVGRX
Y	AVGYX

IMPORTANT NOTICE – CHANGES TO ANNUAL AND SEMI-ANNUAL REPORTS

The Securities and Exchange Commission (the “SEC”) has adopted rule and form amendments which have resulted in changes to the design and delivery of annual and semi-annual fund reports (“Reports”). Reports are now streamlined to highlight key information.  Certain information previously included in Reports, including financial statements, no longer appear in the Reports but will be available online within the Semi-Annual and Annual Financials and Other Information, delivered free of charge to shareholders upon request, and filed with the SEC.

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.bny.com/investments and sign up for eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

T H E F U N D

Please note the Annual Financials and Other Information only contains Items 7-11 required in
Form N-CSR. All other required items will be filed with the SEC.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

BNY Mellon Dynamic Total Return Fund

CONSOLIDATED STATEMENT OF INVESTMENTS

October 31, 2024

Description			Shares	Value ($)
Exchange-Traded Funds - 4.4%
Registered Investment Companies - 4.4%
VanEck J. P. Morgan EM Local Currency Bond ETF (cost $4,001,063)			164,893	3,982,166
Description /Number of Contracts/Counterparty	Exercise Price	Expiration Date	Notional Amount ($)
Options Purchased - .4%
Call Options - .2%
Standard & Poor's 500 E-mini December Future, Contracts 38	6,000	12/20/2024	11,400,000	61,750
Standard & Poor's 500 E-mini 3rd Week December Future, Contracts 37	5,800	11/15/2024	10,730,000	120,250
				182,000
Put Options - .2%
Standard & Poor's 500 E-mini December Future, Contracts 34	5,650	12/20/2024	9,605,000	198,050
Total Options Purchased (cost $426,753)			380,050
Description	Annualized Yield (%)	Maturity Date	Principal Amount ($)
Short-Term Investments - 71.4%
U.S. Government Securities
U.S. Treasury Bills	4.47	2/6/2025	55,500,000	[a] 54,837,007
U.S. Treasury Bills	5.04	11/14/2024	9,500,000	[a,b] 9,484,111
Total Short-Term Investments (cost $64,331,253)			64,321,118
	1-Day Yield (%)		Shares
Investment Companies - 11.6%
Registered Investment Companies - 11.6%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $10,473,586)	4.95		10,473,585	[c] 10,473,586
Total Investments (cost $79,232,655)			87.8%	79,156,920
Cash and Receivables (Net)			12.2%	11,018,588
Net Assets			100.0%	90,175,508

ETF—Exchange-Traded Fund

a Security is a discount security. Income is recognized through the accretion of discount.

b These securities are wholly-owned by the Subsidiary referenced in Note 1.

c Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

See notes to consolidated financial statements.

3

CONSOLIDATED STATEMENT OF INVESTMENTS (continued)

Affiliated Issuers
Description	Value ($) 10/31/2023	Purchases ($)†	Sales ($)	Value ($) 10/31/2024	Dividends/ Distributions ($)
Registered Investment Companies - 11.6%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - 11.6%	12,309,755	64,968,900	(66,805,069)	10,473,586	549,348

† Includes reinvested dividends/distributions.

See notes to consolidated financial statements.

Futures
Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized Appreciation (Depreciation) ($)
Futures Long
Australian 10 Year Bonds	150	12/16/2024	11,328,502[a]	11,040,737	(287,765)
Brent Crude	12	2/28/2025	885,395[b]	864,480	(20,915)
Brent Crude	1	3/31/2025	74,523[b]	71,920	(2,603)
Chicago SRW Wheat	6	3/14/2025	178,799[b]	177,075	(1,724)
Cocoa	12	3/14/2025	731,653[b]	826,800	95,147
Copper	1	12/27/2024	108,572[b]	108,500	(72)
Cotton No.2	17	3/7/2025	622,013[b]	610,555	(11,458)
Crude Oil	17	2/20/2025	1,212,814[b]	1,159,230	(53,584)
Crude Soybean Oil	71	3/14/2025	1,783,880[b]	1,923,390	139,510
DJ Euro Stoxx 50	10	12/20/2024	535,076[a]	525,818	(9,258)
FTSE 100	62	12/20/2024	6,609,273[a]	6,497,203	(112,070)
Gasoline	3	2/28/2025	254,572[b]	248,737	(5,835)
Gold 100 oz	5	2/26/2025	1,411,368[b]	1,387,000	(24,368)
Gold 100 oz	1	12/27/2024	275,519[b]	274,930	(589)
Hang Seng	10	11/28/2024	1,326,959[a]	1,308,833	(18,126)
IBEX 35 Index	53	11/15/2024	6,841,127[a]	6,715,332	(125,795)
Japanese 10 Year Mini Bond	128	12/12/2024	12,165,357[a]	12,131,947	(33,410)
Lean Hog	3	4/14/2025	101,321[b]	105,720	4,399
Lean Hog	9	2/14/2025	280,770[b]	306,720	25,950
Live Cattle	8	2/28/2025	599,994[b]	597,680	(2,314)
Live Cattle	3	4/30/2025	227,021[b]	224,820	(2,201)
LME Primary Aluminum	5	11/20/2024	319,132[b]	325,148	6,016
LME Primary Aluminum	2	1/15/2025	126,006[b]	130,677	4,671
LME Primary Aluminum	43	12/18/2024	2,753,071[b]	2,802,837	49,766
LME Primary Nickel	2	12/18/2024	212,649[b]	187,089	(25,560)
LME Primary Nickel	1	11/20/2024	98,727[b]	93,046	(5,681)
LME Primary Nickel	1	1/15/2025	106,647[b]	94,023	(12,624)
LME Refined Pig Lead	2	1/15/2025	103,221[b]	100,778	(2,443)
LME Refined Pig Lead	28	12/18/2024	1,479,739[b]	1,402,429	(77,310)
LME Refined Pig Lead	5	11/20/2024	260,296[b]	248,768	(11,528)
LME Zinc	27	12/18/2024	1,998,295[b]	2,046,580	48,285
LME Zinc	1	1/15/2025	74,684[b]	75,760	1,076
LME Zinc	3	11/20/2024	225,361[b]	227,567	2,206
LME Zinc	16	3/19/2025	1,232,986[b]	1,212,000	(20,986)
Long Gilt	9	12/27/2024	1,124,190[a]	1,091,339	(32,851)

4

Futures (continued)
Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized Appreciation (Depreciation) ($)
Futures Long (continued)
NYMEX Palladium	2	3/27/2025	233,367[b]	224,360	(9,007)
Silver	1	12/27/2024	156,853[b]	163,980	7,127
Silver	4	3/27/2025	694,094[b]	664,780	(29,314)
Soybean	36	3/14/2025	1,813,176[b]	1,817,100	3,924
Soybean Meal	114	3/14/2025	3,536,408[b]	3,465,600	(70,808)
Standard & Poor's 500 E-mini	79	12/20/2024	22,846,594	22,667,075	(179,519)
Sugar No.11	100	2/28/2025	2,313,294[b]	2,546,880	233,586
Topix	30	12/12/2024	5,121,858[a]	5,320,192	198,334
U.S. Treasury 10 Year Notes	272	12/19/2024	30,994,808	30,047,500	(947,308)
Futures Short
ASX SPI 200	26	12/19/2024	3,546,340[a]	3,494,840	51,500
CAC 40 10 Euro	111	11/15/2024	9,160,768[a]	8,887,690	273,078
Canadian 10 Year Bonds	23	12/18/2024	2,026,742[a]	2,015,133	11,609
Coffee "C"	11	3/19/2025	1,044,300[b]	1,012,688	31,612
Copper	17	3/27/2025	1,865,282[b]	1,864,688	594
Corn No.2 Yellow	22	3/14/2025	468,751[b]	468,600	151
DAX	3	12/20/2024	1,556,203[a]	1,562,444	(6,241)
Euro-Bund	149	12/6/2024	21,659,001[a]	21,361,452	297,549
FTSE/MIB Index	44	12/20/2024	8,142,497[a]	8,154,557	(12,060)
Hard Red Winter Wheat	13	3/14/2025	409,277[b]	378,950	30,327
LME Primary Aluminum	43	12/18/2024	2,669,021[b]	2,802,837	(133,816)
LME Primary Aluminum	12	3/19/2025	768,339[b]	787,692	(19,353)
LME Primary Aluminum	5	11/20/2024	295,242[b]	325,148	(29,906)
LME Primary Nickel	1	11/20/2024	97,107[b]	93,046	4,061
LME Primary Nickel	2	3/19/2025	215,370[b]	190,075	25,295
LME Primary Nickel	2	12/18/2024	208,997[b]	187,089	21,908
LME Refined Pig Lead	28	12/18/2024	1,481,802[b]	1,402,429	79,373
LME Refined Pig Lead	5	11/20/2024	249,961[b]	248,768	1,193
LME Refined Pig Lead	32	3/19/2025	1,695,798[b]	1,632,696	63,102
LME Zinc	15	3/19/2025	1,157,372[b]	1,136,250	21,122
LME Zinc	3	11/20/2024	206,366[b]	227,567	(21,201)
LME Zinc	27	12/18/2024	1,899,127[b]	2,046,580	(147,453)
Low Sulphur Gas oil	12	3/12/2025	801,870[b]	800,400	1,470
Natural Gas	88	2/26/2025	2,459,284[b]	2,353,120	106,164
NY Harbor ULSD	6	2/28/2025	560,656[b]	562,514	(1,858)
Platinum	5	1/29/2025	255,483[b]	249,900	5,583
S&P/Toronto Stock Exchange 60 Index	47	12/19/2024	9,933,349[a]	9,770,977	162,372
Gross Unrealized Appreciation				2,008,060
Gross Unrealized Depreciation				(2,508,914)

a Notional amounts in foreign currency have been converted to USD using relevant foreign exchange rates.

b These securities are wholly-owned by the Subsidiary referenced in Note 1.

See notes to consolidated financial statements.

5

CONSOLIDATED STATEMENT OF INVESTMENTS (continued)

Options Written
Description/ Contracts/ Counterparties	Exercise Price	Expiration Date	Notional Amount ($)	Value ($)
Put Options:
Standard & Poor's 500 E-mini December Future, Contracts 34	5,250	12/20/2024	8,925,000	(74,375)
Total Options Written (premiums received $79,411)				(74,375)

See notes to consolidated financial statements.

Forward Foreign Currency Exchange Contracts
Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
Bank of Montreal
Swiss Franc	97,000	United States Dollar	115,309	12/18/2024	(2,361)
Norwegian Krone	759,000	United States Dollar	72,389	12/18/2024	(3,374)
United States Dollar	67,885	Norwegian Krone	748,000	12/18/2024	(130)
New Zealand Dollar	135,000	United States Dollar	85,163	12/18/2024	(4,435)
Barclays Capital, Inc.
Brazilian Real	10,893,000	United States Dollar	1,919,746	12/18/2024	(45,921)
Mexican Peso	86,385,000	United States Dollar	4,236,610	12/18/2024	44,526
Citigroup Global Markets, Inc.
United States Dollar	6,782,570	New Zealand Dollar	11,032,183	12/18/2024	185,512
British Pound	316,000	United States Dollar	412,139	12/18/2024	(4,713)
United States Dollar	1,001,962	British Pound	756,000	12/18/2024	27,233
Canadian Dollar	3,109,000	United States Dollar	2,306,357	12/18/2024	(69,739)
New Zealand Dollar	678,000	United States Dollar	416,834	12/18/2024	(11,401)
United States Dollar	4,070,565	Canadian Dollar	5,560,013	12/18/2024	70,686
Euro	1,433,000	United States Dollar	1,600,330	12/18/2024	(38,298)
United States Dollar	6,645,234	Euro	5,963,000	12/18/2024	145,304
United States Dollar	1,848,359	Swiss Franc	1,562,000	12/18/2024	29,550
United States Dollar	143,791	Chilean Peso	131,087,000	12/18/2024	7,486
Australian Dollar	1,630,000	United States Dollar	1,102,580	12/18/2024	(29,372)
United States Dollar	9,074,730	Australian Dollar	13,608,874	12/18/2024	114,511
United States Dollar	75,008	Czech Koruna	1,686,000	12/18/2024	2,482
Japanese Yen	431,314,000	United States Dollar	2,903,877	12/18/2024	(46,573)
United States Dollar	100,997	Japanese Yen	15,033,000	12/18/2024	1,409
United States Dollar	78,188	Swedish Krona	827,000	12/18/2024	363
Norwegian Krone	38,104,218	United States Dollar	3,560,042	12/18/2024	(95,269)
Goldman Sachs & Co. LLC
New Zealand Dollar	3,057,000	United States Dollar	1,864,158	12/18/2024	(36,124)
United States Dollar	285,694	Chilean Peso	271,161,000	12/18/2024	3,740
United States Dollar	346,039	Swiss Franc	290,000	12/18/2024	8,360
Indonesian Rupiah	59,356,595,000	United States Dollar	3,835,151	12/18/2024	(58,616)
United States Dollar	1,957,776	Euro	1,787,000	12/18/2024	9,868
United States Dollar	1,228,980	Canadian Dollar	1,696,000	12/18/2024	8,876
Indian Rupee	467,792,000	United States Dollar	5,548,015	12/18/2024	4,186
United States Dollar	5,687,274	South Korean Won	7,598,659,000	12/18/2024	168,098
Norwegian Krone	6,629,000	United States Dollar	627,092	12/18/2024	(24,324)
United States Dollar	729,446	Norwegian Krone	7,864,000	12/18/2024	14,381
United States Dollar	1,552,778	British Pound	1,192,000	12/18/2024	15,904

6

Forward Foreign Currency Exchange Contracts (continued)
Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
Goldman Sachs & Co. LLC (continued)
United States Dollar	789,124	Philippine Peso	44,187,000	12/18/2024	29,138
Japanese Yen	388,259,000	United States Dollar	2,555,185	12/18/2024	16,895
United States Dollar	2,505,353	Japanese Yen	356,750,000	12/18/2024	142,009
Australian Dollar	4,442,000	United States Dollar	3,035,931	12/18/2024	(111,274)
Swedish Krona	4,721,000	United States Dollar	455,313	12/18/2024	(11,042)
United States Dollar	504,663	Swedish Krona	5,137,000	12/18/2024	21,244
Polish Zloty	1,172,000	United States Dollar	293,662	12/18/2024	(1,363)
HSBC Securities (USA), Inc.
United States Dollar	205,112	Japanese Yen	30,690,000	12/18/2024	1,802
United States Dollar	91,802	Swedish Krona	951,000	12/18/2024	2,308
United States Dollar	94,550	British Pound	73,000	12/18/2024	429
Euro	112,000	United States Dollar	125,626	12/18/2024	(3,541)
United States Dollar	111,783	Euro	103,000	12/18/2024	(491)
United States Dollar	117,978	Swiss Franc	101,000	12/18/2024	373
United States Dollar	128,047	Canadian Dollar	177,000	12/18/2024	713
J.P. Morgan Securities LLC
United States Dollar	384,686	Czech Koruna	8,965,000	12/18/2024	(959)
United States Dollar	612,253	Euro	565,000	12/18/2024	(3,622)
United States Dollar	82,094	Japanese Yen	12,403,000	12/18/2024	(72)
United States Dollar	630,656	Canadian Dollar	875,000	12/18/2024	1,180
Merrill Lynch, Pierce, Fenner & Smith, Inc.
Swiss Franc	977,000	United States Dollar	1,164,722	12/18/2024	(27,093)
United States Dollar	764,654	Swiss Franc	659,000	12/18/2024	(2,692)
United States Dollar	8,331,585	Euro	7,532,000	12/18/2024	121,377
United States Dollar	1,999,609	Canadian Dollar	2,709,000	12/18/2024	50,752
Brazilian Real	740,000	United States Dollar	134,107	12/18/2024	(6,811)
United States Dollar	355,901	Norwegian Krone	3,860,000	12/18/2024	4,916
United States Dollar	338,091	Swedish Krona	3,541,000	12/18/2024	4,864
New Zealand Dollar	1,114,000	United States Dollar	687,080	12/18/2024	(20,927)
United States Dollar	73,444	Israeli Shekel	275,000	12/18/2024	(288)
Japanese Yen	1,422,848,015	United States Dollar	10,000,502	12/18/2024	(574,632)
United States Dollar	1,512,849	Japanese Yen	211,944,000	12/18/2024	108,794
British Pound	1,003,000	United States Dollar	1,342,977	12/18/2024	(49,785)
United States Dollar	2,390,637	British Pound	1,828,000	12/18/2024	33,753
Philippine Peso	5,830,000	United States Dollar	103,358	12/18/2024	(3,086)
Mexican Peso	3,782,000	United States Dollar	193,162	12/18/2024	(5,731)
Morgan Stanley & Co. LLC
Swedish Krona	53,770,085	United States Dollar	5,200,410	12/18/2024	(140,359)
United States Dollar	1,567,717	Swedish Krona	16,016,000	12/18/2024	60,526
Israeli Shekel	1,213,000	United States Dollar	321,413	12/18/2024	3,810
United States Dollar	4,246,608	Israeli Shekel	15,891,000	12/18/2024	(14,004)
Hungarian Forint	150,415,000	United States Dollar	416,609	12/18/2024	(16,816)
United States Dollar	112,816	Hungarian Forint	41,946,000	12/18/2024	1,326
United States Dollar	2,655,229	Czech Koruna	60,281,000	12/18/2024	62,141
Polish Zloty	182,000	United States Dollar	46,716	12/18/2024	(1,325)
Norwegian Krone	10,315,000	United States Dollar	967,541	12/18/2024	(29,610)
United States Dollar	99,001	Norwegian Krone	1,060,000	12/18/2024	2,616
New Zealand Dollar	1,654,000	United States Dollar	1,022,407	12/18/2024	(33,343)
United States Dollar	162,778	New Zealand Dollar	270,000	12/18/2024	1,323

7

CONSOLIDATED STATEMENT OF INVESTMENTS (continued)

Forward Foreign Currency Exchange Contracts (continued)
Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
Morgan Stanley & Co. LLC (continued)
Canadian Dollar	189,000	United States Dollar	140,816	12/18/2024	(4,849)
United States Dollar	1,520,970	Canadian Dollar	2,067,000	12/18/2024	33,968
Indian Rupee	50,309,000	United States Dollar	598,269	12/18/2024	(1,154)
British Pound	76,000	United States Dollar	101,759	12/18/2024	(3,770)
United States Dollar	226,875	British Pound	174,000	12/18/2024	2,533
United States Dollar	6,743,891	Malaysian Ringgit	29,255,000	12/18/2024	45,870
South African Rand	23,889,000	United States Dollar	1,320,965	12/18/2024	28,366
Swiss Franc	465,000	United States Dollar	554,486	12/18/2024	(13,035)
United States Dollar	195,078	Swiss Franc	167,000	12/18/2024	622
Swiss Franc	747,000	United States Dollar	889,485	12/18/2024	(19,671)
United States Dollar	12,540,856	Swiss Franc	10,516,941	12/18/2024	294,823
Euro	530,000	United States Dollar	586,520	12/18/2024	(8,797)
United States Dollar	1,827,755	Euro	1,672,000	12/18/2024	5,202
Australian Dollar	1,909,000	United States Dollar	1,289,280	12/18/2024	(32,375)
United States Dollar	7,684,925	Euro	6,944,365	12/18/2024	115,265
United States Dollar	242,436	Chilean Peso	231,429,000	12/18/2024	1,795
Japanese Yen	102,222,000	United States Dollar	713,196	12/18/2024	(36,011)
United States Dollar	288,101	Japanese Yen	42,823,000	12/18/2024	4,414
RBC Capital Markets, LLC
United States Dollar	107,954	Canadian Dollar	150,000	12/18/2024	44
United States Dollar	101,591	Japanese Yen	15,018,000	12/18/2024	2,102
Malaysian Ringgit	605,000	United States Dollar	140,698	12/18/2024	(2,181)
United States Dollar	195,447	British Pound	150,000	12/18/2024	2,048
Swedish Krona	829,000	United States Dollar	82,180	12/18/2024	(4,167)
United States Dollar	283,937	Australian Dollar	421,000	12/18/2024	6,746
United States Dollar	499,428	Euro	457,000	12/18/2024	1,278
United States Dollar	90,230	Swiss Franc	78,000	12/18/2024	(594)
United States Dollar	437,344	New Zealand Dollar	721,000	12/18/2024	6,198
Standard Chartered Securities
United States Dollar	169,532	New Zealand Dollar	280,000	12/18/2024	2,097
United States Dollar	423,151	Australian Dollar	635,000	12/18/2024	5,061
Japanese Yen	12,727,000	United States Dollar	89,246	12/18/2024	(4,934)
United States Dollar	143,215	Japanese Yen	21,460,000	12/18/2024	1,050
United States Dollar	618,779	Swiss Franc	530,000	12/18/2024	1,642
United States Dollar	108,510	British Pound	83,000	12/18/2024	1,496
United States Dollar	133,917	Euro	122,000	12/18/2024	932
United States Dollar	381,654	Canadian Dollar	523,000	12/18/2024	5,407
UBS Securities LLC
United States Dollar	70,851	Norwegian Krone	775,000	12/18/2024	381
United States Dollar	81,656	Australian Dollar	123,000	12/18/2024	672
United States Dollar	96,251	Euro	89,000	12/18/2024	(763)
United States Dollar	178,918	Canadian Dollar	246,000	12/18/2024	1,945
British Pound	14,714,651	United States Dollar	19,219,747	12/18/2024	(247,798)
Gross Unrealized Appreciation					2,106,721
Gross Unrealized Depreciation					(1,909,615)

See notes to consolidated financial statements.

8

OTC Total Return Swaps
Received Reference Entity	Paid Reference Entity	Counterparties	Maturity Date	Notional Amount ($)	Unrealized Appreciation ($)
USD - ABGS1204 at Maturity	USD Fixed at 0.21%	Goldman Sachs & Co. LLC	3/27/25	21,821,792	149,388
USD - ABGS1204 at Maturity	USD Fixed at 0.21%	Goldman Sachs & Co. LLC	3/27/25	24,038,254	168,407
Gross Unrealized Appreciation					317,795

USD—United States Dollar

ABGS1204—Golman Sachs Commodity Strategy 1204

See notes to consolidated financial statements.

9

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES

October 31, 2024

	Cost	Value
Assets ($):
Investments in securities—See Consolidated Statement of Investments
Unaffiliated issuers	68,759,069	68,683,334
Affiliated issuers	10,473,586	10,473,586
Cash		870,807
Cash collateral held by broker—Note 4		10,301,383
Unrealized appreciation on forward foreign currency exchange contracts—Note 4		2,106,721
Unrealized appreciation on over-the-counter swap agreements—Note 4		317,795
Dividends and interest receivable		46,698
Receivable for shares of Common Stock subscribed		1,615
Prepaid expenses		52,978
		92,854,917
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(c)		57,916
Cash overdraft due to Custodian denominated in foreign currency	304	297
Unrealized depreciation on forward foreign currency exchange contracts—Note 4		1,909,615
Payable for futures variation margin—Note 4		405,089
Payable for shares of Common Stock redeemed		106,072
Outstanding options written, at value (premiums received $79,411)—Note 4		74,375
Directors’ fees and expenses payable		17,558
Other accrued expenses		108,487
		2,679,409
Net Assets ($)		90,175,508
Composition of Net Assets ($):
Paid-in capital		122,805,901
Total distributable earnings (loss)		(32,630,393)
Net Assets ($)		90,175,508

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	25,396,018	1,547,635	62,744,102	487,753
Shares Outstanding	1,706,831	114,945	4,060,744	31,630
Net Asset Value Per Share ($)	14.88	13.46	15.45	15.42

See notes to consolidated financial statements.

10

CONSOLIDATED STATEMENT OF OPERATIONS

Year Ended October 31, 2024

Investment Income ($):
Income:
Interest	4,041,731
Dividends:
Unaffiliated issuers	245,598
Affiliated issuers	549,348
Total Income	4,836,677
Expenses:
Management fee—Note 3(a)	1,052,392
Professional fees	262,712
Shareholder servicing costs—Note 3(c)	168,226
Subsidiary management fees—Note 3(a)	145,645
Registration fees	73,332
Prospectus and shareholders’ reports	29,513
Directors’ fees and expenses—Note 3(d)	28,031
Chief Compliance Officer fees—Note 3(c)	21,084
Distribution fees—Note 3(b)	15,472
Custodian fees—Note 3(c)	8,164
Loan commitment fees—Note 2	1,980
Miscellaneous	25,698
Total Expenses	1,832,249
Less—reduction in expenses due to undertaking—Note 3(a)	(699,157)
Less—reduction in fees due to earnings credits—Note 3(c)	(1,203)
Net Expenses	1,131,889
Net Investment Income	3,704,788
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	606,265
Net realized gain (loss) on futures	6,543,310
Net realized gain (loss) on options transactions	2,575,023
Net realized gain (loss) on forward foreign currency exchange contracts	(2,208,221)
Net realized gain (loss) on swap agreements	(984,738)
Net Realized Gain (Loss)	6,531,639
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	(26,482)
Net change in unrealized appreciation (depreciation) on futures	1,263,336
Net change in unrealized appreciation (depreciation) on options transactions	88,002
Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts	(1,222,295)
Net change in unrealized appreciation (depreciation) on swap agreements	321,841
Net Change in Unrealized Appreciation (Depreciation)	424,402
Net Realized and Unrealized Gain (Loss) on Investments	6,956,041
Net Increase in Net Assets Resulting from Operations	10,660,829

See notes to consolidated financial statements.

11

CONSOLIDATED STATEMENT OF CHANGES IN NET ASSETS

	Year Ended October 31,
	2024	2023
Operations ($):
Net investment income	3,704,788	4,309,336
Net realized gain (loss) on investments	6,531,639	1,668,208
Net change in unrealized appreciation (depreciation) on investments	424,402	1,810,114
Net Increase (Decrease) in Net Assets Resulting from Operations	10,660,829	7,787,658
Distributions ($):
Distributions to shareholders:
Class A	(1,258,484)	(401,621)
Class C	(90,459)	(29,406)
Class I	(3,377,963)	(1,376,139)
Class Y	(73,012)	(384,385)
Total Distributions	(4,799,918)	(2,191,551)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	2,864,226	4,808,573
Class C	51,125	239,561
Class I	10,669,559	16,422,441
Class Y	171,181	262,589
Distributions reinvested:
Class A	1,098,674	324,188
Class C	89,761	29,095
Class I	2,645,881	1,137,836
Class Y	40,074	66,616
Cost of shares redeemed:
Class A	(7,815,585)	(8,779,691)
Class C	(1,867,670)	(5,314,509)
Class I	(27,086,057)	(40,345,100)
Class Y	(1,344,591)	(27,978,743)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(20,483,422)	(59,127,144)
Total Increase (Decrease) in Net Assets	(14,622,511)	(53,531,037)
Net Assets ($):
Beginning of Period	104,798,019	158,329,056
End of Period	90,175,508	104,798,019
Capital Share Transactions (Shares):
Class Aa
Shares sold	199,074	345,315
Shares issued for distributions reinvested	80,844	23,698
Shares redeemed	(548,494)	(628,637)
Net Increase (Decrease) in Shares Outstanding	(268,576)	(259,624)
Class Ca
Shares sold	3,896	19,010
Shares issued for distributions reinvested	7,256	2,343
Shares redeemed	(144,182)	(421,902)
Net Increase (Decrease) in Shares Outstanding	(133,030)	(400,549)
Class Ib
Shares sold	710,665	1,137,230
Shares issued for distributions reinvested	187,918	80,413
Shares redeemed	(1,823,431)	(2,788,835)
Net Increase (Decrease) in Shares Outstanding	(924,848)	(1,571,192)
Class Yb
Shares sold	11,334	18,420
Shares issued for distributions reinvested	2,854	4,718
Shares redeemed	(89,033)	(1,937,478)
Net Increase (Decrease) in Shares Outstanding	(74,845)	(1,914,340)

[a]	During the period ended October 31, 2024, 625 Class C shares representing $8,333 were automatically converted to 567 Class A shares.
[b]	During the period ended October 31, 2023, 15,628 Class Y shares representing $224,292 were exchanged for 15,590 Class I shares.
See notes to consolidated financial statements.

12

CONSOLIDATED FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

	Year Ended October 31,
Class A Shares	2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	14.01	13.53	17.98	15.82	16.26
Investment Operations:
Net investment income (loss)[a]	.54	.44	(.11)	(.19)	(.02)
Net realized and unrealized gain (loss) on investments	1.00	.22	(1.52)	2.35	.08
Total from Investment Operations	1.54	.66	(1.63)	2.16	.06
Distributions:
Dividends from net investment income	(.67)	(.18)	(.08)	-	(.17)
Dividends from net realized gain on investments	-	-	(2.74)	-	(.33)
Total Distributions	(.67)	(.18)	(2.82)	-	(.50)
Net asset value, end of period	14.88	14.01	13.53	17.98	15.82
Total Return (%)[b]	11.40	4.94	(10.75)	13.79	.28
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	2.09	1.81	1.72	1.60	1.58
Ratio of net expenses to average net assets [c]	1.34	1.40	1.40	1.42	1.44
Ratio of net investment income (loss) to average net assets	3.71	3.15	(.76)	(1.12)	(.14)
Portfolio Turnover Rate	4.30	-	-	82.12	176.12
Net Assets, end of period ($ x 1,000)	25,396	27,682	30,234	38,354	35,061

a Based on average shares outstanding.

b Exclusive of sales charge.

c Reflected is the waiver of the Subsidiary management fee.

See notes to consolidated financial statements.

13

CONSOLIDATED FINANCIAL HIGHLIGHTS (continued)

	Year Ended October 31,
Class C Shares	2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	12.64	12.18	16.50	14.62	15.06
Investment Operations:
Net investment income (loss)[a]	.38	.30	(.20)	(.29)	(.13)
Net realized and unrealized gain (loss) on investments	.91	.21	(1.38)	2.17	.06
Total from Investment Operations	1.29	.51	(1.58)	1.88	(.07)
Distributions:
Dividends from net investment income	(.47)	(.05)	-	-	(.04)
Dividends from net realized gain on investments	-	-	(2.74)	-	(.33)
Total Distributions	(.47)	(.05)	(2.74)	-	(.37)
Net asset value, end of period	13.46	12.64	12.18	16.50	14.62
Total Return (%)[b]	10.55	4.20	(11.44)	12.93	(.50)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	2.90	2.58	2.48	2.36	2.33
Ratio of net expenses to average net assets[c]	2.10	2.15	2.15	2.17	2.19
Ratio of net investment income (loss) to average net assets	2.95	2.40	(1.51)	(1.87)	(.87)
Portfolio Turnover Rate	4.30	-	-	82.12	176.12
Net Assets, end of period ($ x 1,000)	1,548	3,135	7,899	16,334	22,548

a Based on average shares outstanding.

b Exclusive of sales charge.

c Reflected is the waiver of the Subsidiary management fee.

See notes to consolidated financial statements.

14

	Year Ended October 31,
Class I Shares	2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	14.53	14.02	18.54	16.26	16.71
Investment Operations:
Net investment income (loss)[a]	.60	.49	(.08)	(.15)	.02
Net realized and unrealized gain (loss) on investments	1.02	.24	(1.58)	2.43	.08
Total from Investment Operations	1.62	.73	(1.66)	2.28	.10
Distributions:
Dividends from net investment income	(.70)	(.22)	(.12)	-	(.22)
Dividends from net realized gain on investments	-	-	(2.74)	-	(.33)
Total Distributions	(.70)	(.22)	(2.86)	-	(.55)
Net asset value, end of period	15.45	14.53	14.02	18.54	16.26
Total Return (%)	11.64	5.26	(10.53)	14.02	.53
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.82	1.56	1.46	1.34	1.31
Ratio of net expenses to average net assets[b]	1.09	1.15	1.15	1.17	1.19
Ratio of net investment income (loss) to average net assets	3.96	3.41	(.51)	(.88)	.13
Portfolio Turnover Rate	4.30	-	-	82.12	176.12
Net Assets, end of period ($ x 1,000)	62,744	72,438	91,928	141,384	169,485

a Based on average shares outstanding.

b Reflected is the waiver of the Subsidiary management fee.

See notes to consolidated financial statements.

15

CONSOLIDATED FINANCIAL HIGHLIGHTS (continued)

	Year Ended October 31,
Class Y Shares	2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	14.49	13.99	18.50	16.23	16.69
Investment Operations:
Net investment income (loss)[a]	.59	.49	(.08)	(.15)	.03
Net realized and unrealized gain (loss) on investments	1.04	.23	(1.57)	2.42	.07
Total from Investment Operations	1.63	.72	(1.65)	2.27	.10
Distributions:
Dividends from net investment income	(.70)	(.22)	(.12)	-	(.23)
Dividends from net realized gain on investments	-	-	(2.74)	-	(.33)
Total Distributions	(.70)	(.22)	(2.86)	-	(.56)
Net asset value, end of period	15.42	14.49	13.99	18.50	16.23
Total Return (%)	11.67	5.20	(10.54)	14.05	.54
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.78	1.46	1.35	1.26	1.22
Ratio of net expenses to average net assets[b]	1.11	1.15	1.15	1.17	1.17
Ratio of net investment income (loss) to average net assets	3.94	3.40	(.51)	(.86)	.18
Portfolio Turnover Rate	4.30	-	-	82.12	176.12
Net Assets, end of period ($ x 1,000)	488	1,543	28,268	121,851	239,102

a Based on average shares outstanding.

b Reflected is the waiver of the Subsidiary management fee.

See notes to consolidated financial statements.

16

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

BNY Mellon Dynamic Total Return Fund (the “fund”) is a separate diversified series of BNY Mellon Advantage Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering seven series, including the fund. The fund’s investment objective is to seek total return. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser. Newton Investment Management North America, LLC (the “Sub-Adviser” or “NIMNA”), an indirect wholly-owned subsidiary of BNY and an affiliate of the Adviser, serves as the fund’s sub-adviser. NIMNA has entered into a sub-sub-investment advisory agreement with its affiliate, Newton Investment Management Limited (“NIM”), which enables NIM to provide certain advisory services to the Sub-Adviser for the benefit of the fund, including, but not limited to, portfolio management services. NIM is subject to the supervision of NIMNA and the Adviser. NIM is also an affiliate of the Adviser. NIM, located at 160 Queen Victoria Street, London, EC4V, 4LA, England, was formed in 1978. NIM is an indirect subsidiary of BNY.

The fund may gain investment exposure to global commodity markets through investments in DTR Commodity Fund Ltd., (the “Subsidiary”), a wholly-owned and controlled subsidiary of the fund organized under the laws of the Cayman Islands. The Subsidiary has the ability to invest in commodities and securities consistent with the investment objective of the fund. The Adviser serves as investment adviser for the Subsidiary, the Sub-Adviser serves as the Subsidiary’s sub-investment advisor and Citibank N.A. serves as the Subsidiary’s custodian. The financial statements have been consolidated and include the accounts of the fund and the Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the fund and the Subsidiary, comprising the entire issued share capital of the Subsidiary, with the intent that the fund will remain the sole shareholder and retain all rights. Under the Amended and Restated Memorandum and Articles of Association, shares issued by the Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Subsidiary. The following summarizes the structure and relationship of the Subsidiary at October 31, 2024:

Subsidiary Activity
Consolidated fund Net Assets ($)	90,175,508
Subsidiary Percentage of fund Net Assets	22.29%
Subsidiary Financial Statement Information ($)
Total Assets	20,196,687
Total Liabilities	100,226
Net Assets	20,096,461
Total Income	601,617
Total Expenses	282,403
Net Investment Income	319,214
Net Realized Gain (Loss)	1,930,944
Net Change in Unrealized Appreciation (Depreciation)	980,824
Net Realized and Unrealized Gain (Loss) on Investments	2,911,768
Net Increase in Net Assets Resulting from Operations	3,230,982

BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares. The fund is authorized to issue 600 million shares of $.001 par value Common Stock. The fund currently has authorized four classes of shares: Class A (200 million shares authorized), Class C (100 million shares authorized), Class I (150 million shares authorized) and Class Y (150 million shares authorized). Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear Distribution and/or Shareholder Services Plan fees. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a contingent deferred sales charge (“CDSC”) of 1.00% if redeemed within one year. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares eight years after the date of purchase, without the imposition of a sales charge. Class I shares are sold primarily to bank trust departments and other financial service providers (including BNY and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution or Shareholder Services Plan fees. Class Y shares are sold at net asset value per share generally to institutional investors, and bear no Distribution or Shareholder Services Plan fees. Class I and Class Y shares are offered without a front-end sales charge or CDSC. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

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NOTES TO FINANCIAL STATEMENTS (continued)

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s consolidated financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Company’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills), futures, options and forward foreign currency exchange contracts (“forward contracts”), are valued each business day by one or more independent pricing services (each, a “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by a Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Services are engaged under the general supervision of the Board. These securities are generally categorized within Level 2 of the fair value hierarchy.

Investments in equity securities and exchanged-traded funds are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

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Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a Service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy. Futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Investments in swap agreements are valued each business day by a Service. Swaps agreements are valued by a Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of October 31, 2024 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Exchange-Traded Funds	3,982,166	-	-	3,982,166
Investment Companies	10,473,586	-	-	10,473,586
U.S. Treasury Securities	-	64,321,118	-	64,321,118
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	-	2,106,721	-	2,106,721
Futures††	2,008,060	-	-	2,008,060
Options Purchased	380,050	-	-	380,050
Swap Agreements††	-	317,795	-	317,795
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	-	(1,909,615)	-	(1,909,615)
Futures††	(2,508,914)	-	-	(2,508,914)
Options Written	(74,375)	-	-	(74,375)

† See Consolidated Statement of Investments for additional detailed categorizations, if any.

†† Amount shown represents unrealized appreciation (depreciation) at period end, but only variation margin on exchange-traded and centrally cleared derivatives, if any, are reported in the Consolidated Statement of Assets and Liabilities.

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NOTES TO FINANCIAL STATEMENTS (continued)

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

(d) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.

(e) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.

Foreign Investment Risk: To the extent the fund invests in foreign securities, the fund’s performance will be influenced by political, social and economic factors affecting investments in foreign issuers. Special risks associated with investments in foreign issuers include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards.

Fixed-Income Market Risk: The market value of a fixed-income security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates). An unexpected increase in fund redemption requests, including requests from shareholders who may own a significant percentage of the fund’s shares, which may be triggered by market turmoil or an increase in interest rates, could cause the fund to sell its holdings at a loss or at undesirable prices and adversely affect the fund’s share price and increase the fund’s liquidity risk, fund expenses and/or taxable distributions. Federal Reserve policy in response to market conditions, including with respect to interest rates, may adversely affect the value, volatility and liquidity of dividend and interest paying securities. Policy and legislative changes worldwide are affecting many aspects of financial regulation. The impact of these changes on the markets and the practical implications for market participants may not be fully known for some time.

Commodity Sector Risk: Exposure to the commodities markets may subject the fund to greater volatility than investments in traditional securities. The values of commodities and commodity-linked investments are affected by events that might have less impact on the values of stocks and bonds. Investments linked to the prices of commodities are considered speculative. Because the value of a commodity-linked derivative instrument, such as a structured note, typically is based upon the price movements of physical commodities, the value of these securities will rise or fall in response to changes in the underlying commodities or related index of investment. Prices of commodities and commodity-linked investments may fluctuate significantly over short periods for a variety of factors, including: changes in supply and demand relationships, weather, agriculture, trade, fiscal, monetary and exchange control programs, disease, pestilence, acts of terrorism, embargoes, tariffs and international economic, political, military and regulatory developments.

Subsidiary Risk: To the extent the fund invests in the subsidiary, the fund will be indirectly exposed to the risks associated with the subsidiary’s investments. The subsidiary principally invests in commodity-related instruments, including futures and options contracts, swap agreements and other derivatives, and the fund’s investment in the subsidiary is subject to the same risks that apply to similar investments if held directly by the fund. Changes in applicable laws governing the subsidiary could prevent the fund or the

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subsidiary from operating as described in the offering documents and could negatively affect the fund and its shareholders. There also may be federal income tax risks associated with the fund’s investment in the subsidiary.

Derivatives Risk: A small investment in derivatives could have a potentially large impact on the fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets, and the fund’s use of derivatives may result in losses to the fund. Derivatives in which the fund may invest can be highly volatile, illiquid and difficult to value, and there is the risk that changes in the value of a derivative held by the fund will not correlate with the underlying assets or the fund’s other investments in the manner intended.

(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Code. Therefore, the fund is required to increase its taxable income by its share of the Subsidiary’s income. Net investment losses of the Subsidiary cannot be deducted by the fund in the current period nor carried forward to offset taxable income in future periods.

As of and during the period ended October 31, 2024, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Consolidated Statement of Operations. During the period ended October 31, 2024, the fund did not incur any interest or penalties.

Each tax year in the four-year period ended October 31, 2024 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At October 31, 2024, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $7,113,820, accumulated capital losses $25,543,414 and unrealized depreciation $14,200,799.

The fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

The accumulated capital loss carryover is available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to October 31, 2024. The fund has $12,101,785 of short-term capital losses and $13,441,629 of long-term capital losses which can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal years ended October 31, 2024 and October 31, 2023 were as follows: ordinary income $4,799,918 and $2,191,551, respectively.

During the period ended October 31, 2024, as a result of permanent book to tax differences, primarily due to the tax treatment for Subpart F income from subsidiary, the fund decreased total distributable earnings (loss) by $2,250,159 and increased paid-in capital by the same amount. Net assets and net asset value per share were not affected by this reclassification.

NOTE 2—Bank Lines of Credit:

The fund participates with other long-term open-end funds managed by the Adviser in a $738 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY (the “BNY Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $618 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $120 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNY Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended October 31, 2024, the fund did not borrow under either Facility.

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NOTES TO FINANCIAL STATEMENTS (continued)

NOTE 3— Management Fee, Sub-Advisory Fee and Other Transactions with Affiliates:

(a) The Adviser has entered into separate management agreements with the fund and the Subsidiary pursuant to which the Adviser receives a management fee computed at the annual rate of 1.10% of the value of the average daily net assets of each of the fund and the Subsidiary which is payable monthly. The Adviser has contractually agreed for as long as the fund invests in the Subsidiary, to waive the management fee it receives from the fund in an amount equal to the management fee paid to the Adviser by the Subsidiary. The reduction in expenses, pursuant to the undertaking, amounted to $145,645 during the period ended October 31, 2024.

In addition, the Adviser has contractually agreed, from November 1, 2023 through March 1, 2025, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of the fund’s share classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed 1.15% of the value of the fund’s average daily net assets. On or after March 1, 2025, the Adviser may terminate this expense limitation at any time. Effective on April 1, 2024 through March 1, 2025, the Adviser has also has contractually agreed to waive receipt of a portion of its management fee in the amount of .10% of the value of the fund's average daily net assets. On or after March 1, 2025, the Adviser may terminate this waiver agreement at any time. The reduction in expenses, pursuant to the undertakings, amounted to $553,512 during the period ended October 31, 2024.

Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser pay the Sub-Adviser an annual fee of .65% of the value of the fund’s average daily net assets of the fund which is payable monthly.

During the period ended October 31, 2024, the Distributor retained $68 from commissions earned on sales of the fund’s Class A shares $58 from CDSC fees on redemptions of the fund’s Class C shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. The Distributor may pay one or more Service Agents in respect of advertising, marketing and other distribution services, and determines the amounts, if any, to be paid to Service Agents and the basis on which such payments are made. During the period ended October 31, 2024, Class C shares were charged $15,472 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended October 31, 2024, Class A and Class C shares were charged $65,558 and $5,157, respectively, pursuant to the Shareholder Services Plan.

The fund has an arrangement with BNY Mellon Transfer, Inc., (the “Transfer Agent”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset Transfer Agent fees. For financial reporting purposes, the fund includes transfer agent net earnings credits, if any, as an expense offset in the Consolidated Statement of Operations.

The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Consolidated Statement of Operations.

The fund compensates the Transfer Agent, under a transfer agency agreement, for providing transfer agency and cash management services for the fund. The majority of Transfer Agent fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended October 31, 2024, the fund was charged $8,944 for transfer agency services. These fees are included in Shareholder servicing costs in the Consolidated Statement of Operations. These fees were partially offset by earnings credits of $1,203.

The fund compensates the Custodian, under a custody agreement, for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended October 31, 2024, the fund was charged $8,164 pursuant to the custody agreement.

During the period ended October 31, 2024, the fund was charged $21,084 for services performed by the fund’s Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Consolidated Statement of Operations.

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The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Consolidated Statement of Assets and Liabilities consist of: Management fee of $84,435, Subsidiary management fee of $18,426, Distribution Plan fees of $992, Shareholder Services Plan fees of $5,690, Custodian fees of $2,055, Chief Compliance Officer fees of $1,352 and Transfer Agent fees of $1,806, which are offset against an expense reimbursement currently in effect in the amount of $56,840.

(d) Each board member of the fund also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and meeting attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, futures, options transactions, forward contracts and swap agreements, during the period ended October 31, 2024, amounted to $4,714,442 and $740,739, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. The fund enters into International Swaps and Derivatives Association, Inc. Master Agreements or similar agreements (collectively, “Master Agreements”) with its over-the-counter (“OTC”) derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under a Master Agreement, the fund may offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment in the event of default or termination. Rule 18f-4 under the Act regulates the use of derivatives transactions for certain funds registered under the Act. The fund’s derivative transactions are subject to a value-at-risk leverage limit and certain reporting and other requirements pursuant to a derivatives risk management program adopted by the fund.

Each type of derivative instrument that was held by the fund during the period ended October 31, 2024 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including equity price risk, interest rate risk and commodity risk, as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Consolidated Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Consolidated Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at October 31, 2024 are set forth in the Consolidated Statement of Investments.

Options Transactions: The fund purchases and writes (sells) put and call options to hedge against changes in the values of equities or as a substitute for an investment. The fund is subject to market risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying financial instrument at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying financial instrument at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument increases between those dates. The maximum payout for those contracts is limited to the number of call option contracts written and the related strike prices, respectively.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument decreases between those dates. The maximum payout for those contracts is limited to the number of put option contracts written and the related strike prices, respectively.

As a writer of an option, the fund has no control over whether the underlying financial instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the financial instrument underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received. This risk

23

NOTES TO FINANCIAL STATEMENTS (continued)

may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. The Consolidated Statement of Operations reflects any unrealized gains or losses which occurred during the period as well as any realized gains or losses which occurred upon the expiration or closing of the option transaction. Options purchased and options written open at October 31, 2024 are set forth in the Consolidated Statement of Investments.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Consolidated Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty non-performance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. Forward contracts open at October 31, 2024 are set forth in the Consolidated Statement of Investments.

Swap Agreements: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. Swap agreements are privately negotiated in the OTC market or centrally cleared. The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.

For OTC swaps, the fund accrues for interim payments on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap agreements in the Consolidated Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as a realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swap agreements in the Consolidated Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Consolidated Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the agreement’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date.

Upon entering into centrally cleared swap agreements, an initial margin deposit is required with a counterparty, which consists of cash or cash equivalents. The amount of these deposits is determined by the exchange on which the agreement is traded and is subject to change. The change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Consolidated Statement of Assets and Liabilities. Payments received from (paid to) the counterparty, including upon termination, are recorded as realized gain (loss) in the Consolidated Statement of Operations.

Fluctuations in the value of swap agreements are recorded for financial statement purposes as unrealized appreciation or depreciation on swap agreements.

Total Return Swaps: Total return swaps involve commitments to pay interest in exchange for a market-linked return based on a notional principal amount. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the specific reference entity, the fund either receives a payment from or makes a payment to the counterparty, respectively. Total return swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. This risk is mitigated by Master Agreements between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. The underlying reference asset could be a security, an index, or basket of investments. Total return swaps open at October 31, 2024 are set forth in the Consolidated Statement of Swap Investments Agreements.

The following tables show the fund’s exposure to different types of market risk as it relates to the Consolidated Statement of Assets and Liabilities and the Consolidated Statement of Operations, respectively.

24

Fair value of derivative instruments as of October 31, 2024 is shown below:

	Derivative Assets ($)			Derivative Liabilities ($)
Interest rate risk	309,158	[1]	Interest rate risk	(1,301,334)	[1]
Equity risk	1,383,129	[1,2,3]	Equity risk	(537,444)	[1,4]
Foreign exchange risk	2,106,721	[5]	Foreign exchange risk	(1,909,615)	[5]
Commodity risk	1,013,618	[1]	Commodity risk	(744,511)	[1]
Gross fair value of derivative contracts	4,812,626			(4,492,904)

Consolidated Statement of Assets and Liabilities location:
[1]

Includes cumulative appreciation (depreciation) on futures as reported in the
Consolidated Statement of Investments, but only the unpaid variation margin is reported in the Consolidated Statement of Assets and Liabilities.

[2]			Unrealized appreciation (depreciation) on swap agreements.
[3]			Options purchased are included in Investments in securities—Unaffiliated issuers, at value.
[4]			Outstanding options written, at value.
[5]			Unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

The effect of derivative instruments in the Consolidated Statement of Operations during the period ended October 31, 2024 is shown below:

Amount of realized gain (loss) on derivatives recognized in income ($)
Underlying risk	Futures	[1]	Options Transactions	[2]	Forward Contracts	[3]	Swap Agreements	[4]	Total
Interest rate	615,152		-		-		-		615,152
Equity	3,955,789		2,575,023		-		(984,738)		5,546,074
Foreign exchange	-		-		(2,208,221)		-		(2,208,221)
Commodity	1,972,369		-		-		-		1,972,369
Total	6,543,310		2,575,023		(2,208,221)		(984,738)		5,925,374

Net change in unrealized appreciation (depreciation) on derivatives recognized in income ($)
Underlying risk	Futures	[5]	Options Transactions	[6]	Forward Contracts	[7]	Swap Agreements	[8]	Total
Interest rate	(117,418)		-		-		-		(117,418)
Equity	717,043		88,002		-		321,841		1,126,886
Foreign exchange	-		-		(1,222,295)		-		(1,222,295)
Commodity	663,711		-		-		-		663,711
Total	1,263,336		88,002		(1,222,295)		321,841		450,884

Consolidated Statement of Operations location:
[1]	Net realized gain (loss) on futures.
[2]	Net realized gain (loss) on options transactions.
[3]	Net realized gain (loss) on forward foreign currency exchange contracts.
[4]	Net realized gain (loss) on swap agreements.
[5]	Net change in unrealized appreciation (depreciation) on futures.
[6]	Net change in unrealized appreciation (depreciation) on options transactions.
[7]	Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts.
[8]	Net change in unrealized appreciation (depreciation) on swap agreements.

25

NOTES TO FINANCIAL STATEMENTS (continued)

The provisions of ASC Topic 210 “Disclosures about Offsetting Assets and Liabilities” require disclosure on the offsetting of financial assets and liabilities. These disclosures are required for certain investments, including derivative financial instruments subject to Master Agreements which are eligible for offsetting in the Consolidated Statement of Assets and Liabilities and require the fund to disclose both gross and net information with respect to such investments. For financial reporting purposes, the fund does not offset derivative assets and derivative liabilities that are subject to Master Agreements in the Consolidated Statement of Assets and Liabilities.

At October 31, 2024, derivative assets and liabilities (by type) on a gross basis are as follows:

Derivative Financial Instruments:	Assets ($)	Liabilities ($)
Futures	2,008,060	(2,508,914)
Options	380,050	(74,375)
Forward contracts	2,106,721	(1,909,615)
Swaps	317,795	-
Total gross amount of derivative
assets and liabilities in the
Consolidated Statement of Assets and Liabilities	4,812,626	(4,492,904)
Derivatives not subject to
Master Agreements	(2,388,110)	2,583,289
Total gross amount of assets
and liabilities subject to
Master Agreements	2,424,516	(1,909,615)

The following tables present derivative assets and liabilities net of amounts available for offsetting under Master Agreements and net of related collateral received or pledged, if any, as of October 31, 2024:

Counterparty	Gross Amount of Assets ($)	[1]	Financial Instruments and Derivatives Available for Offset ($)	Collateral Received ($)	[2]	Net Amount of Assets ($)
Barclays Capital, Inc.	44,526		(44,526)	-		-
Citigroup Global Markets, Inc.	584,536		(295,365)	(280,000)		9,171
Goldman Sachs & Co. LLC	760,494		(242,743)	(250,000)		267,751
HSBC Securities (USA), Inc.	5,625		(4,032)	-		1,593
J.P. Morgan Securities LLC	1,180		(1,180)	-		-
Merrill Lynch, Pierce, Fenner & Smith, Inc.	324,456		(324,456)	-		-
Morgan Stanley & Co. LLC	664,600		(355,119)	(301,503)		7,979
RBC Capital Markets, LLC	18,416		(6,942)	(1,410)		10,064
Standard Chartered Securities	17,685		(4,934)	-		12,751
UBS Securities LLC	2,998		(2,998)	-		-
Total	2,424,516		(1,282,295)	(832,913)		309,309

26

Counterparty	Gross Amount of Liabilities ($)	[1]	Financial Instruments and Derivatives Available for Offset ($)	Collateral Pledged ($)	[2]	Net Amount of Liabilities ($)
Bank of Montreal	(10,300)		-	13		(10,287)
Barclays Capital, Inc.	(45,921)		44,526	-		(1,395)
Citigroup Global Markets, Inc.	(295,365)		295,365	-		-
Goldman Sachs & Co. LLC	(242,743)		242,743	-		-
HSBC Securities (USA), Inc.	(4,032)		4,032	-		-
J.P. Morgan Securities LLC	(4,653)		1,180	-		(3,473)
Merrill Lynch, Pierce, Fenner & Smith, Inc.	(691,045)		324,456	260,000		(106,589)
Morgan Stanley & Co. LLC	(355,119)		355,119	-		-
RBC Capital Markets, LLC	(6,942)		6,942	-		-
Standard Chartered Securities	(4,934)		4,934	-		-
UBS Securities LLC	(248,561)		2,998	-		(245,563)
Total	(1,909,615)		1,282,295	260,013		(367,307)

[1] Absent a default event or early termination, OTC derivative assets and liabilities are presented at gross amounts and are not offset in the Consolidated Statement of Assets and Liabilities.
2 In some instances, the actual collateral received and/or pledged may be more than the amount shown due to over collateralization.

The following table summarizes the monthly average market value of derivatives outstanding during the period ended October 31, 2024:

Average Market Value ($)
Futures:
Commodity Futures Long	20,231,720
Commodity Futures Short	19,289,941
Equity Futures Long	31,277,371
Equity Futures Short	22,668,525
Interest Rate Futures Long	72,334,453
Interest Rate Futures Short	48,494,258
Options Contracts:
Equity Purchased Options	466,741
Equity Written Options	11,573
Forward Contracts:
Forward Contracts Purchased in USD	92,757,631
Forward Contracts Sold in USD	110,236,065

The following table summarizes the monthly average notional value of swap agreements outstanding during the period ended October 31, 2024:

Average Notional Value ($)
Swap Agreements:
Equity Total Return Swap Pays Fixed Rate	38,950,711

27

NOTES TO FINANCIAL STATEMENTS (continued)

At October 31, 2024, the cost of investments for federal income tax purposes was $94,126,250; accordingly, accumulated net unrealized depreciation on investments inclusive of derivative contracts was $14,200,806, consisting of $5,302,527 gross unrealized appreciation and $19,503,333 gross unrealized depreciation.

28

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

To the Shareholders and the Board of Directors of BNY Mellon Dynamic Total Return Fund

Opinion on the Financial Statements

We have audited the accompanying consolidated statement of assets and liabilities of BNY Mellon Dynamic Total Return Fund (the “Fund”) (one of the funds constituting BNY Mellon Advantage Funds, Inc.(the “Company”)), including the consolidated statement of investments, as of October 31, 2024, and the related consolidated statement of operations for the year then ended, the consolidated statements of changes in net assets for each of the two years in the period then ended, the consolidated financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the consolidated financial position of the Fund (one of the funds constituting BNY Mellon Advantage Funds, Inc.) at October 31, 2024, the consolidated results of its operations for the year then ended, the consolidated changes in its net assets for each of the two years in the period then ended and its consolidated financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of the Company’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies in the BNY Mellon Family of Funds since at least 1957, but we are unable to determine the specific year.

New York, New York
December 23, 2024

29

IMPORTANT TAX INFORMATION (Unaudited)

For federal tax purposes, the fund reports the maximum amount allowable but not less than 73.82% as interest-related dividends in accordance with Sections 871(k)(1) and 881(c) of the Internal Revenue Code.

30

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment

Companies. (Unaudited)

N/A

31

Item 9. Proxy Disclosures for Open-End Management Investment Companies. (Unaudited)

N/A

32

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies. (Unaudited)

Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Directors fees paid by the fund are within Item 7. Statement of Operations as Directors’ fees and expenses.

33

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. (Unaudited)

At a meeting of the fund’s Board of Directors (the “Board”) held on August 7, 2024, the Board considered the renewal of the fund’s Management Agreement, pursuant to which the Adviser provides the fund with investment advisory and administrative services, the Sub-Investment Advisory Agreement, pursuant to which Newton Investment Management North America, LLC (the “Sub-Adviser” or “NIMNA”) provides day-to-day management of the fund’s investments, and the Sub-Sub-Investment Advisory Agreement (collectively with the Management Agreement and Sub-Investment Advisory Agreement, the “Agreements”) between NIMNA and Newton Investment Management Limited (“NIM”), pursuant to which NIMNA may use the investment advisory personnel, resources and capabilities available at its sister company, NIM, in providing the day-to-day management of the fund’s investments. The fund also may gain investment exposure to global commodity markets through investments in a wholly-owned and controlled subsidiary of the fund (the “Subsidiary”) that principally invests directly in commodity-related instruments, including futures and options contracts, swap agreements and pooled investment vehicles that invest in commodities. The Subsidiary has the same investment objective, investment adviser and sub-adviser as the fund, although the Subsidiary’s agreements with the Adviser and the Sub-Adviser are not subject to approval by the Board. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser and the Sub-Adviser. In considering the renewal of the Agreements, the Board considered several factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent, and quality of the services provided to funds in the BNY fund complex, including the fund. The Adviser provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. The Adviser also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the BNY fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or the Adviser) and the Adviser’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures, as well as the Adviser’s supervisory activities over the Sub-Adviser. The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data based on classifications provided by Thomson Reuters Lipper (“Lipper”), which included information comparing (1) the performance of the fund’s Class I shares with the performance of a group of institutional alternative global macro funds selected by Broadridge as comparable to the fund (the “Performance Group”) and with a broader group of funds consisting of all retail and institutional alternative global macro funds (the “Performance Universe”), all for various periods ended June 30, 2024, and (2) the fund’s actual and contractual management fees and total expenses with those of the same group of funds in the Performance Group (the “Expense Group”) and with a broader group of funds consisting of all institutional alternative global macro funds, excluding outliers (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Adviser previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Performance Comparisons. Representatives of the Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds and the end date selected. The Board also considered the fund’s performance in light of overall financial market conditions. The Board discussed with representatives of the Adviser and the Sub-Adviser the results of the comparisons and considered that the fund’s total return performance was above or equal to the Performance Group median for all periods, except for the five- and ten-year periods when the fund’s total return performance was below the Performance Group median, and was above the Performance Universe median for all periods, except for the five-year period when the fund’s total return performance was below the

34

Performance Universe median. The Adviser also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

Management Fee and Expense Ratio Comparisons. The Board reviewed and considered the contractual management fee rate payable by the fund to the Adviser in light of the nature, extent and quality of the management services and the sub-advisory services provided by the Adviser and the Sub-Adviser, respectively. In addition, the Board reviewed and considered the actual management fee rate paid by the fund over the fund’s last fiscal year, which included reductions for an expense limitation arrangement in place that reduced the management fee paid to the Adviser. The Board also reviewed the range of actual and contractual management fees and total expenses as a percentage of average net assets of the Expense Group and Expense Universe funds and discussed the results of the comparisons.

The Board considered that the fund’s contractual management fee was higher than the Expense Group median contractual management fee, the fund’s actual management fee was approximately equivalent to the Expense Group median and the Expense Universe median actual management fee, and the fund’s total expenses were higher than the Expense Group median and higher than the Expense Universe median total expenses.

Representatives of the Adviser stated that the Adviser has contractually agreed, until March 1, 2025, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of the fund’s share classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed 1.15% of the fund’s average daily net assets. In addition, representatives of the Adviser stated that the Adviser has contractually agreed to waive receipt of a portion of its management fee in the amount of .10% of the value of the fund’s average daily net assets until March 1, 2025. The Adviser also has contractually agreed, for so long as the fund invests in the Subsidiary, to waive receipt of the management fee payable to the Adviser by the Subsidiary.

Representatives of the Adviser noted that there were no other funds advised by the Adviser that are in the same Lipper category as the fund or separate accounts and/or other types of client portfolios advised by the Adviser or the Sub-Adviser that are considered to have similar investment strategies and policies as the fund.

The Board considered the fee payable to the Sub-Adviser in relation to the fee payable to the Adviser by the fund and the respective services provided by the Sub-Adviser and the Adviser. The Board also took into consideration that the Sub-Adviser’s fee is paid by the Adviser, out of its fee from the fund, and not the fund.

Analysis of Profitability and Economies of Scale. Representatives of the Adviser reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to the Adviser and its affiliates for managing the funds in the BNY fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not excessive, given the services rendered and service levels provided by the Adviser and its affiliates. The Board also considered the expense limitation arrangement and its effect on the profitability of the Adviser and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding the Adviser’s approach to allocating costs to, and determining the profitability of, individual funds and the entire BNY fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements, considered in relation to the mix of services provided by the Adviser and the Sub-Adviser, including the nature, extent and quality of such services, supported the renewal of the Agreements and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Representatives of the Adviser stated that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that the Adviser may have realized any economies of scale would be less. Representatives of the Adviser also stated that, as a result of shared and allocated costs among funds in the BNY fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to the Adviser and the Sub-Adviser from acting as investment adviser and sub-investment adviser, respectively, and took into consideration the soft dollar arrangements in effect for trading the fund’s investments.

35

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by the Adviser and the Sub-Adviser are adequate and appropriate.

• The Board was satisfied with the fund’s performance.

• The Board concluded that the fees paid to the Adviser and the Sub-Adviser continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.

• The Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the fund had been adequately considered by the Adviser in connection with the fee rate charged to the fund pursuant to the Management Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates and the Sub-Adviser, of the Adviser and the Sub-Adviser and the services provided to the fund by the Adviser and the Sub-Adviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreements, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for the fund had the benefit of a number of years of reviews of the Agreements for the fund, or substantially similar agreements for other BNY funds that the Board oversees, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on its consideration of the fund’s arrangements, or substantially similar arrangements for other BNY funds that the Board oversees, in prior years. The Board determined to renew the Agreements for the remainder of the one-year term.

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38

© 2024 BNY Mellon Securities Corporation Code-6140NCSRAR1024

BNY Mellon Global Dynamic Bond Income Fund

ANNUAL FINANCIALS AND OTHER INFORMATION October 31, 2024

Class	Ticker
A	DGDAX
C	DGDCX
I	DGDIX
Y	DGDYX

IMPORTANT NOTICE – CHANGES TO ANNUAL AND SEMI-ANNUAL REPORTS

The Securities and Exchange Commission (the “SEC”) has adopted rule and form amendments which have resulted in changes to the design and delivery of annual and semi-annual fund reports (“Reports”). Reports are now streamlined to highlight key information.  Certain information previously included in Reports, including financial statements, no longer appear in the Reports but will be available online within the Semi-Annual and Annual Financials and Other Information, delivered free of charge to shareholders upon request, and filed with the SEC.

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.bny.com/investments and sign up for eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

T H E F U N D

Please note the Annual Financials and Other Information only contains Items 7-11 required in
Form N-CSR. All other required items will be filed with the SEC.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

BNY Mellon Global Dynamic Bond Income Fund

Statement of Investments

October 31, 2024

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 93.2%
Australia - 8.8%
Australia, Sr. Unscd. Bonds, Ser. 150	AUD	3.00	3/21/2047	3,100,000		1,508,519
Australia, Sr. Unscd. Bonds, Ser. 156	AUD	2.75	5/21/2041	3,320,000		1,679,352
Australia, Sr. Unscd. Bonds, Ser. 35CI	AUD	2.00	8/21/2035	796,680	[b]	518,321
New South Wales Treasury Corp., Govt. Gtd. Notes	AUD	4.75	2/20/2037	1,210,000		748,181
Queensland Treasury Corp., Govt. Gtd. Notes	AUD	5.00	7/21/2037	1,240,000	[c]	781,158
Treasury Corp. of Victoria, Govt. Gtd. Notes	AUD	5.25	9/15/2038	1,250,000		792,986
					6,028,517
Benin - .6%
Benin, Sr. Unscd. Notes	EUR	4.88	1/19/2032	440,000		428,243
British Virgin - .1%
Greenland Global Investment Ltd., Gtd. Notes		7.13	4/22/2029	387,179	[d]	60,981
Canada - 1.9%
Air Canada, Sr. Scd. Notes		3.88	8/15/2026	410,000	[c]	396,960
Canada, Bonds	CAD	4.00	12/1/2031	1,055,266	[b]	890,983
					1,287,943
Cayman Islands - .5%
Sable International Finance Ltd., Sr. Scd. Notes		7.13	10/15/2032	330,000	[c]	331,959
Shimao Group Holdings Ltd., Sr. Scd. Bonds		4.75	7/3/2022	465,000	[e]	34,875
					366,834
Colombia - 2.2%
Colombia, Bonds	COP	7.00	6/30/2032	4,939,700,000		911,088
Colombia, Sr. Unscd. Notes		7.50	2/2/2034	600,000		595,308
					1,506,396
Denmark - 1.4%
Novo Nordisk Finance Netherlands BV, Gtd. Notes	EUR	3.38	5/21/2034	386,000		424,385
Orsted AS, Gtd. Notes	EUR	3.25	9/13/2031	484,000		522,595
					946,980
France - 1.7%
Electricite de France SA, Jr. Sub. Notes	GBP	7.38	6/17/2035	200,000	[f]	263,726
Orange SA, Jr. Sub. Bonds	EUR	4.50	3/15/2031	300,000	[f]	333,060
Verallia SA, Sr. Unscd. Notes	EUR	3.88	11/4/2032	500,000		536,655
					1,133,441
Germany - 1.9%
CT Investment GmbH, Sr. Scd. Bonds	EUR	6.38	4/15/2030	440,000		495,601
Dynamo Newco II GmbH, Sr. Scd. Bonds	EUR	6.25	10/15/2031	290,000		317,865
Mahle GmbH, Gtd. Notes	EUR	6.50	5/2/2031	262,000		278,030
Techem Verwaltungsgesellschaft 675 mbH, Sr. Scd. Bonds	EUR	5.38	7/15/2029	165,000		180,376
					1,271,872
Guatemala - .5%
Guatemala, Sr. Unscd. Notes		4.50	5/3/2026	330,000		324,307
India - .6%
Delhi International Airport Ltd., Sr. Scd. Bonds		6.13	10/31/2026	380,000		383,586
Indonesia - 6.5%
Indonesia, Bonds, Ser. 101	IDR	6.88	4/15/2029	22,215,000,000		1,426,318

3

Statement of Investments (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 93.2% (continued)
Indonesia - 6.5% (continued)
Indonesia, Bonds, Ser. FR81	IDR	6.50	6/15/2025	27,331,000,000		1,744,343
Indonesia, Bonds, Ser. FR91	IDR	6.38	4/15/2032	20,849,000,000		1,297,619
					4,468,280
Ireland - 1.0%
AIB Group PLC, Sr. Unscd. Notes	EUR	4.63	7/23/2029	608,000		690,695
Italy - 1.8%
Castello BC Bidco SpA, Sr. Scd. Bonds	EUR		11/14/2031	260,000		282,815
Italy Buoni Poliennali Del Tesoro, Sr. Unscd. Notes, Ser. 30Y	EUR	4.50	10/1/2053	850,000	[c]	975,096
					1,257,911
Ivory Coast - 1.0%
Ivory Coast, Sr. Unscd. Bonds		8.25	1/30/2037	665,000		663,341
Japan - 4.5%
Japan (40 Year Issue), Bonds, Ser. 15	JPY	1.00	3/20/2062	319,700,000		1,383,026
Japan (40 Year Issue), Bonds, Ser. 9	JPY	0.40	3/20/2056	435,250,000		1,691,945
					3,074,971
Jersey - .4%
Aston Martin Capital Holdings Ltd., Sr. Scd. Bonds	GBP	10.38	3/31/2029	200,000		251,165
Luxembourg - 3.3%
AFE SA SICAV-RAIF, Sr. Scd. Notes, (3 Month EURIBOR +7.50%)	EUR	10.56	7/15/2030	200,000	[g]	108,775
Albion Financing 1 Sarl/Aggreko Holdings, Inc., Sr. Scd. Notes	EUR	5.25	10/15/2026	209,000		229,441
Altice Financing SA, Sr. Scd. Bonds	EUR	2.25	1/15/2025	570,000		615,367
CBRE Global Investors Open-Ended Funds SCA SICAV-SIF-Pan European Core Fund, Sr. Unscd. Notes	EUR	0.50	1/27/2028	464,000		459,324
CBRE Global Investors Open-Ended Funds SCA SICAV-SIF-Pan European Core Fund, Sr. Unscd. Notes	EUR	4.75	3/27/2034	288,000		328,922
Summer BC Holdco B Sarl, Sr. Scd. Bonds	EUR	5.75	10/31/2026	370,000		401,620
Titanium 2L Bondco Sarl, Sr. Scd. Bonds	EUR	6.25	1/14/2031	219,000	[d]	86,366
					2,229,815
Malaysia - 3.6%
Malaysia, Bonds, Ser. 219	MYR	3.89	8/15/2029	3,460,000		797,668
Malaysia, Bonds, Ser. 310	MYR	4.50	4/15/2030	3,300,000		781,173
Malaysia, Bonds, Ser. 419	MYR	3.83	7/5/2034	3,870,000		876,877
					2,455,718
Mexico - 2.0%
Mexico, Bonds, Ser. M	MXN	7.75	5/29/2031	19,600,000	[h]	879,129
Mexico, Bonds, Ser. M	MXN	8.00	11/7/2047	12,200,000		487,497
					1,366,626
Namibia - .6%
Namibia, Sr. Unscd. Notes		5.25	10/29/2025	410,000		407,107
Netherlands - 3.2%
American Medical Systems Europe BV, Gtd. Notes	EUR	3.50	3/8/2032	552,000		603,690
Flora Food Management BV, Sr. Scd. Bonds	EUR	6.88	7/2/2029	350,000		385,634
LKQ Dutch Bond BV, Gtd. Notes	EUR	4.13	3/13/2031	378,000		415,106
Telefonica Europe BV, Gtd. Notes	EUR	5.75	1/15/2032	400,000	[f]	460,662

4

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 93.2% (continued)
Netherlands - 3.2% (continued)
United Group BV, Sr. Scd. Bonds, (3 Month EURIBOR +4.25%)	EUR	7.79	2/15/2031	280,000	[g]	304,389
					2,169,481
New Zealand - 4.7%
New Zealand, Bonds, Ser. 930	NZD	3.00	9/20/2030	534,506	[b]	360,450
New Zealand, Govt. Gtd. Bonds	NZD	3.50	4/14/2033	1,940,000		1,045,689
New Zealand, Sr. Unscd. Bonds, Ser. 940	NZD	2.54	9/20/2040	620,799		414,912
New Zealand, Unscd. Bonds, Ser. 541	NZD	1.75	5/15/2041	1,411,000		546,325
New Zealand, Unscd. Bonds, Ser. 554	NZD	5.00	5/15/2054	1,420,000		848,082
					3,215,458
Oman - .9%
Oman, Sr. Unscd. Notes		4.88	2/1/2025	644,000		642,985
Peru - 3.3%
Peru, Sr. Unscd. Bonds	PEN	6.15	8/12/2032	2,814,000		729,466
Peru, Sr. Unscd. Notes	PEN	5.40	8/12/2034	6,370,000		1,516,734
					2,246,200
Poland - .6%
Poland, Bonds	PLN	2.00	8/25/2036	1,793,392	[b]	389,418
South Africa - 1.6%
South Africa, Sr. Unscd. Bonds, Ser. 2032	ZAR	8.25	3/31/2032	21,150,000		1,096,546
Spain - 4.9%
Banco Santander SA, Sr. Notes	GBP	5.38	1/17/2031	300,000		387,527
Kaixo Bondco Telecom SA, Sr. Scd. Notes	EUR	5.13	9/30/2029	460,000		501,710
Spain, Sr. Unscd. Bonds	EUR	3.45	7/30/2043	1,360,000	[c]	1,453,905
Spain, Sr. Unscd. Bonds	EUR	4.00	10/31/2054	850,000	[c]	967,823
					3,310,965
Supranational - 2.5%
Clarios Global LP/Clarios US Finance Co., Sr. Scd. Bonds	EUR	4.38	5/15/2026	330,000		358,989
European Union, Sr. Unscd. Notes	EUR	3.00	12/4/2034	169,020		183,989
International Finance Corp., Sr. Unscd. Notes	INR	6.30	11/25/2024	97,070,000		1,154,179
					1,697,157
Sweden - .7%
Sveafastigheter AB, Sr. Unscd. Bonds	EUR	4.75	1/29/2027	100,000		105,812
Verisure Holding AB, Sr. Scd. Bonds	EUR	3.25	2/15/2027	324,000		346,868
					452,680
Switzerland - .9%
UBS Group AG, Jr. Sub. Notes		9.25	11/13/2028	590,000	[f]	644,391
Tunisia - .7%
Tunisian, Sr. Unscd. Notes		5.75	1/30/2025	460,000		450,451
United Kingdom - 8.0%
Carnival PLC, Gtd. Notes	EUR	1.00	10/28/2029	560,000		527,854
Deuce Finco PLC, Sr. Scd. Bonds	GBP	5.50	6/15/2027	306,000		386,532
Edge Finco PLC, Sr. Scd. Notes	GBP	8.13	8/15/2031	100,000		130,412
Heathrow Finance PLC, Sr. Scd. Notes	GBP	5.75	3/3/2025	136,000	[h]	175,137
Iceland Bondco PLC, Sr. Scd. Bonds	GBP	10.88	12/15/2027	190,000		263,334
Jerrold Finco PLC, Sr. Scd. Notes	GBP	7.88	4/15/2030	239,000		317,208
Mobico Group PLC, Gtd. Notes	GBP	2.38	11/20/2028	374,000		435,005
NGG Finance PLC, Gtd. Notes	GBP	5.63	6/18/2073	300,000		386,711
Ocado Group PLC, Gtd. Notes	GBP	3.88	10/8/2026	294,000		357,537

5

Statement of Investments (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 93.2% (continued)
United Kingdom - 8.0% (continued)
Tesco PLC, Sr. Unscd. Notes, (6 Month UK Retail Price Index FLAT)	GBP	6.59	11/5/2025	160,000	[g]	407,208
Tesco Property Finance 3 PLC, Sr. Scd. Bonds	GBP	5.74	4/13/2040	360,357		456,857
The UNITE Group PLC, Sr. Unscd. Notes	GBP	5.63	6/25/2032	364,000		465,799
Tritax Big Box REIT PLC, Sr. Unscd. Notes	GBP	1.50	11/27/2033	519,000		477,419
Vmed O2 UK Financing I PLC, Sr. Scd. Bonds	GBP	4.00	1/31/2029	230,000		267,658
Vodafone Group PLC, Jr. Sub. Bonds	GBP	4.88	10/3/2078	100,000		128,232
Zegona Finance PLC, Sr. Scd. Bonds	EUR	6.75	7/15/2029	260,000		297,840
					5,480,743
United States - 14.9%
Amgen, Inc., Sr. Unscd. Notes		3.35	2/22/2032	610,000		551,237
Ascent Resources Utica Holdings LLC/ARU Finance Corp., Sr. Unscd. Notes		5.88	6/30/2029	390,000	[c]	377,087
Autoliv, Inc., Sr. Unscd. Notes	EUR	3.63	8/7/2029	167,000		181,767
Becton, Dickinson and Co., Gtd. Notes	EUR	3.83	6/7/2032	530,000		587,829
Civitas Resources, Inc., Gtd. Notes		8.38	7/1/2028	260,000	[c]	269,027
Constellation Energy Generation LLC, Sr. Unscd. Notes		6.25	10/1/2039	280,000		298,750
Diamond Sports Group LLC/Diamond Sports Finance Co., Scd. Notes		5.38	8/15/2026	620,000	[c,e]	5,115
Expand Energy Corp., Gtd. Notes		4.75	2/1/2032	230,000		216,313
Expand Energy Corp., Gtd. Notes		6.75	4/15/2029	461,000	[c]	466,382
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL, Sr. Scd. Bonds	EUR	7.88	5/1/2029	270,000	[h]	297,253
Hewlett Packard Enterprise Co., Sr. Unscd. Notes		4.85	10/15/2031	328,000		321,606
JPMorgan Chase & Co., Sr. Unscd. Notes		5.35	6/1/2034	620,000		627,360
Kraft Heinz Foods Co., Gtd. Notes		4.38	6/1/2046	460,000		385,767
Metropolitan Life Global Funding I, Sr. Scd. Notes, (3 Month SOFR Index +0.91%)		5.76	3/21/2025	373,000	[c,g]	373,990
Oracle Corp., Sr. Unscd. Notes		4.00	11/15/2047	530,000		413,447
Potomac Electric Power Co., First Mortgage Bonds		5.20	3/15/2034	542,000		549,592
U.S. Treasury Inflation Indexed Notes		0.13	1/15/2031	1,108,910	[b]	997,552
U.S. Treasury Inflation Indexed Notes		1.75	1/15/2034	1,871,013	[b]	1,836,289
Venture Global Calcasieu Pass LLC, Sr. Scd. Notes		6.25	1/15/2030	280,000	[c,h]	286,379
Warnermedia Holdings, Inc., Gtd. Notes		3.79	3/15/2025	440,000		437,424
Welltower OP LLC, Gtd. Notes	GBP	4.80	11/20/2028	320,000		405,026
Windstream Escrow LLC/Windstream Escrow Finance Corp., Sr. Scd. Notes		7.75	8/15/2028	272,000	[c]	273,758
					10,158,950
Uruguay - 1.1%
Uruguay, Sr. Unscd. Notes	UYU	8.25	5/21/2031	32,227,333		736,914
Vietnam - .3%
Vietnam, Sr. Unscd. Bonds		4.80	11/19/2024	213,000		212,809
Total Bonds and Notes (cost $65,349,321)				63,509,877

6

Description /Number of Contracts/Counterparty	Exercise Price		Expiration Date	Notional Amount ($)	[a] Value ($)
Options Purchased - .2%
Call Options - .0%
U.S Treasury 2 Year December Future, Contracts 283		104.00	11/22/2024	58,864,000	22,110
U.S Treasury Bond December Future, Contracts 140		128.00	11/22/2024	17,920,000	8,750
					30,860
Put Options - .2%
Euro Bund December Future, Contracts 128	EUR	131.50	11/22/2024	16,832,000	122,524
Total Options Purchased (cost $317,402)				153,384
Description	Annualized Yield (%)		Maturity Date	Principal Amount ($)
Short-Term Investments - 4.3%
Brazil - 4.3%
Brazil Letras do Tesouro Nacional, Treasury Bills (cost $3,419,429)	BRL	11.47	1/1/2028	25,000,000	[i] 2,944,339
Description	1-Day Yield (%)			Shares	Value ($)
Investment of Cash Collateral for Securities Loaned - 2.5%
Registered Investment Companies - 2.5%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $1,696,617)		4.95		1,696,617	[j] 1,696,617
Total Investments (cost $70,782,769)				100.2%	68,304,217
Liabilities, Less Cash and Receivables				(0.2%)	(111,254)
Net Assets				100.0%	68,192,963

EURIBOR—Euro Interbank Offered Rate

REIT—Real Estate Investment Trust

SOFR—Secured Overnight Financing Rate

AUD—Australian Dollar

BRL—Brazilian Real

CAD—Canadian Dollar

COP—Colombian Peso

EUR—Euro

GBP—British Pound

IDR—Indonesian Rupiah

INR—Indian Rupee

JPY—Japanese Yen

MXN—Mexican Peso

MYR—Malaysian Ringgit

NZD—New Zealand Dollar

PEN—Peruvian Nuevo Sol

PLN—Polish Zloty

UYU—Uruguayan Peso

ZAR—South African Rand

a Amount stated in U.S. Dollars unless otherwise noted above.

b Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

c Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2024, these securities were valued at $6,958,639 or 10.2% of net assets.

d Payment-in-kind security and interest may be paid in additional par.

e Non-income producing—security in default.

f Security is a perpetual bond with no specified maturity date. Maturity date shown is next reset date of the bond.

g Variable rate security—interest rate resets periodically and rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

h Security, or portion thereof, on loan. At October 31, 2024, the value of the fund’s securities on loan was $1,598,163 and the value of the collateral was $1,696,617, consisting of cash collateral. In addition, the value of collateral may include pending sales that are also on loan.

7

Statement of Investments (continued)

i Security is a discount security. Income is recognized through the accretion of discount.

j Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

See notes to financial statements.

Affiliated Issuers
Description	Value ($) 10/31/2023	Purchases ($)†	Sales ($)	Value ($) 10/31/2024	Dividends/ Distributions ($)
Registered Investment Companies - .0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .0%	1,653,987	61,458,500	(63,112,487)	-	58,370
Investment of Cash Collateral for Securities Loaned - 2.5%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - 2.5%	2,034,040	45,186,658	(45,524,081)	1,696,617	16,044	††
Total - 2.5%	3,688,027	106,645,158	(108,636,568)	1,696,617	74,414

† Includes reinvested dividends/distributions.

†† Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

See notes to financial statements.

Futures
Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized Appreciation (Depreciation) ($)
Futures Long
Australian 10 Year Bonds	68	12/16/2024	5,244,825[a]	5,005,134	(239,691)
Canadian 2 Year Bonds	126	12/18/2024	9,491,390[a]	9,479,750	(11,640)
Euro-BTP Italian Government Bonds	27	12/6/2024	3,539,311[a]	3,511,094	(28,217)
Japanese 10 Year Bonds	3	12/13/2024	2,850,415[a]	2,846,979	(3,436)
U.S. Treasury 2 Year Notes	70	12/31/2024	14,420,336	14,416,172	(4,164)
Futures Short
Australian 3 Year Bonds	209	12/16/2024	14,764,401[a]	14,520,745	243,656
Euro-Bund	93	12/6/2024	13,437,331[a]	13,332,987	104,344
Euro-Buxl 30 Year Bonds	5	12/6/2024	722,258[a]	719,873	2,385
Euro-OAT	75	12/6/2024	10,244,711[a]	10,169,919	74,792
U.S. Treasury 10 Year Notes	60	12/19/2024	6,733,749	6,628,125	105,624
U.S. Treasury 5 Year Notes	63	12/31/2024	6,824,009	6,755,766	68,243
Gross Unrealized Appreciation				599,044
Gross Unrealized Depreciation				(287,148)

a Notional amounts in foreign currency have been converted to USD using relevant foreign exchange rates.

See notes to financial statements.

8

Forward Foreign Currency Exchange Contracts
Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
Barclays Capital, Inc.
Mexican Peso	1,724,649	United States Dollar	90,518	11/13/2024	(4,534)
New Zealand Dollar	254,688	United States Dollar	152,520	11/13/2024	(280)
United States Dollar	3,871,777	Brazilian Real	22,048,220	11/13/2024	64,969
United States Dollar	1,301,173	Czech Koruna	29,950,137	11/13/2024	14,225
British Pound	527,563	United States Dollar	694,313	11/13/2024	(14,060)
United States Dollar	65,907	British Pound	50,374	11/13/2024	954
Malaysian Ringgit	872,088	United States Dollar	198,563	11/13/2024	735
Euro	143,449	United States Dollar	156,126	11/13/2024	-
South African Rand	2,536,868	United States Dollar	140,423	11/13/2024	3,305
Norwegian Krone	531,646	United States Dollar	49,950	11/13/2024	(1,615)
CIBC World Markets Corp.
Indian Rupee	30,595,947	United States Dollar	364,243	11/13/2024	(553)
United States Dollar	1,034,055	Colombian Peso	4,304,204,689	11/13/2024	63,183
British Pound	1,652,430	United States Dollar	2,179,303	11/13/2024	(48,617)
New Zealand Dollar	2,172,711	United States Dollar	1,321,238	11/13/2024	(22,496)
United States Dollar	147,438	New Zealand Dollar	245,347	11/13/2024	781
Brazilian Real	946,779	United States Dollar	163,831	11/13/2024	(362)
Swedish Krona	2,768,252	United States Dollar	267,236	11/13/2024	(7,253)
United States Dollar	142,809	Swedish Krona	1,458,563	11/13/2024	5,826
Australian Dollar	2,667,558	United States Dollar	1,789,427	11/13/2024	(33,638)
Euro	991,274	United States Dollar	1,100,281	11/13/2024	(21,406)
United States Dollar	269,189	Euro	245,410	11/13/2024	2,092
South African Rand	1,225,387	United States Dollar	67,347	11/13/2024	2,078
Singapore Dollar	523,410	United States Dollar	398,945	11/13/2024	(2,329)
United States Dollar	2,083,438	Singapore Dollar	2,746,903	11/13/2024	1,962
Peruvian Nuevo Sol	763,851	United States Dollar	204,654	11/13/2024	(2,270)
United States Dollar	2,173,841	Swiss Franc	1,878,707	11/13/2024	(4,975)
Czech Koruna	3,369,278	United States Dollar	148,386	11/13/2024	(3,609)
Mexican Peso	2,530,485	United States Dollar	128,776	11/13/2024	(2,616)
Japanese Yen	796,578,493	United States Dollar	5,482,483	11/13/2024	(230,987)
Indonesian Rupiah	2,573,947,977	United States Dollar	165,384	11/13/2024	(1,448)
Citigroup Global Markets, Inc.
Brazilian Real	1,413,884	United States Dollar	256,126	11/13/2024	(12,007)
United States Dollar	2,821,955	Peruvian Nuevo Sol	10,534,921	11/13/2024	30,701
United States Dollar	170,302	Euro	152,355	11/13/2024	4,484
Canadian Dollar	144,879	United States Dollar	105,654	11/13/2024	(1,556)
United States Dollar	5,380,728	Indonesian Rupiah	85,748,909,597	11/13/2024	(80,677)
Australian Dollar	384,181	United States Dollar	257,406	11/13/2024	(4,538)
United States Dollar	4,625,501	Japanese Yen	650,701,278	11/13/2024	335,710
Indian Rupee	164,363,347	United States Dollar	1,951,074	11/13/2024	2,691
HSBC Securities (USA), Inc.
South African Rand	872,438	United States Dollar	49,940	11/13/2024	(511)
United States Dollar	117,893	South African Rand	2,093,847	11/13/2024	(736)
United States Dollar	417,733	Polish Zloty	1,624,405	11/13/2024	12,071
Australian Dollar	160,481	United States Dollar	105,717	11/13/2024	(88)
United States Dollar	32,034	Australian Dollar	46,677	11/13/2024	1,311
Turkish Lira	32,019,143	United States Dollar	858,714	11/13/2024	63,420
United States Dollar	146,852	Japanese Yen	20,759,261	11/13/2024	9,995
Mexican Peso	1,295,930	United States Dollar	64,422	11/13/2024	188

9

Statement of Investments (continued)

Forward Foreign Currency Exchange Contracts (continued)
Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
HSBC Securities (USA), Inc. (continued)
United States Dollar	1,999,254	Swedish Krona	20,797,767	11/13/2024	46,010
J.P. Morgan Securities LLC
Canadian Dollar	1,441,797	United States Dollar	1,061,648	11/13/2024	(25,692)
Japanese Yen	18,370,058	United States Dollar	123,546	11/13/2024	(2,440)
United States Dollar	1,271,007	Japanese Yen	180,389,490	11/13/2024	81,778
United States Dollar	135,822	Australian Dollar	201,331	11/13/2024	3,306
United States Dollar	464,187	Norwegian Krone	5,011,903	11/13/2024	8,524
Brazilian Real	2,313,499	United States Dollar	408,978	11/13/2024	(9,533)
United States Dollar	259,773	British Pound	200,756	11/13/2024	913
United States Dollar	94,988	Euro	87,799	11/13/2024	(570)
United States Dollar	4,851,641	New Zealand Dollar	8,094,445	11/13/2024	13,171
RBS Securities, Inc.
Japanese Yen	99,190,984	United States Dollar	689,731	11/13/2024	(35,808)
Euro	1,501,794	United States Dollar	1,651,727	11/13/2024	(17,218)
United States Dollar	375,418	Euro	339,238	11/13/2024	6,201
Malaysian Ringgit	582,680	United States Dollar	138,915	11/13/2024	(5,756)
New Zealand Dollar	227,187	United States Dollar	136,733	11/13/2024	(932)
Canadian Dollar	74,214	United States Dollar	54,961	11/13/2024	(1,637)
State Street Bank & Trust Company
New Zealand Dollar	197,042	United States Dollar	120,550	11/13/2024	(2,768)
British Pound	4,808,254	United States Dollar	6,243,352	11/13/2024	(43,465)
United States Dollar	15,021,112	British Pound	11,749,730	11/13/2024	(129,293)
Canadian Dollar	404,847	United States Dollar	298,040	11/13/2024	(7,150)
United States Dollar	2,463,503	Canadian Dollar	3,388,646	11/13/2024	28,703
Norwegian Krone	4,708,891	United States Dollar	447,557	11/13/2024	(19,443)
Swedish Krona	19,487,732	United States Dollar	1,831,584	11/13/2024	(1,373)
South Korean Won	2,169,124,276	United States Dollar	1,655,593	11/13/2024	(82,993)
United States Dollar	1,583,790	South Korean Won	2,169,601,916	11/13/2024	10,844
Australian Dollar	162,789	United States Dollar	108,340	11/13/2024	(1,192)
United States Dollar	367,446	Australian Dollar	554,296	11/13/2024	2,607
United States Dollar	1,732,929	Mexican Peso	33,902,757	11/13/2024	42,672
Swiss Franc	1,879,537	United States Dollar	2,240,464	11/13/2024	(60,686)
Brazilian Real	6,305,982	United States Dollar	1,150,832	11/13/2024	(62,052)
Japanese Yen	326,197,431	United States Dollar	2,283,359	11/13/2024	(132,881)
United States Dollar	197,133	Japanese Yen	28,264,328	11/13/2024	10,799
Malaysian Ringgit	9,362,417	United States Dollar	2,276,988	11/13/2024	(137,402)
United States Dollar	4,976,675	Malaysian Ringgit	21,817,469	11/13/2024	(9,253)
United States Dollar	744,626	Indian Rupee	62,613,477	11/13/2024	348
Euro	6,057,522	United States Dollar	6,692,102	11/13/2024	(99,269)
United States Dollar	29,619,438	Euro	26,957,554	11/13/2024	279,612
Singapore Dollar	2,223,258	United States Dollar	1,732,676	11/13/2024	(47,994)
Indonesian Rupiah	10,757,354,448	United States Dollar	689,350	11/13/2024	(4,207)
United States Dollar	1,071,137	Indonesian Rupiah	16,695,068,629	11/13/2024	7,817
United States Dollar	1,203,243	South African Rand	22,342,392	11/13/2024	(62,583)
UBS Securities LLC
Euro	453,833	United States Dollar	499,381	11/13/2024	(5,442)
United States Dollar	548,712	Euro	497,131	11/13/2024	7,648
British Pound	107,238	United States Dollar	136,158	11/13/2024	2,118
United States Dollar	251,013	British Pound	191,030	11/13/2024	4,694

10

Forward Foreign Currency Exchange Contracts (continued)
Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
UBS Securities LLC (continued)
Peruvian Nuevo Sol	911,365	United States Dollar	244,329	11/13/2024	(2,861)
Australian Dollar	233,238	United States Dollar	154,846	11/13/2024	(1,328)
United States Dollar	6,948,597	Australian Dollar	10,592,116	11/13/2024	(23,145)
United States Dollar	116,303	Turkish Lira	4,251,916	11/13/2024	(6,150)
United States Dollar	11,967	Canadian Dollar	16,140	11/13/2024	370
United States Dollar	1,351,473	Japanese Yen	190,247,382	11/13/2024	97,255
United States Dollar	127,349	Indian Rupee	10,714,044	11/13/2024	(7)
Gross Unrealized Appreciation					1,276,071
Gross Unrealized Depreciation					(1,545,684)

See notes to financial statements.

Centrally Cleared Credit Default Swaps
Reference Obligation	Maturity Date	Notional Amount ($)	Market Value ($)	Upfront Payments/ Receipts ($)	Unrealized (Depreciation) ($)
Purchased Contracts:[1]
Markit iTraxx Europe Crossover Index Series 42, Paid 3 Month Fixed Rate of 5.00%	12/20/2029	2,253,789	(193,867)	(191,666)	(2,201)
Gross Unrealized Depreciation				(2,201)

1 If the fund is a buyer of protection and a credit event occurs, as defined under the terms of the swap agreement, the fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the reference obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation.

See notes to financial statements.

11

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2024

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $1,598,163)—Note 1(c):
Unaffiliated issuers	69,086,152	66,607,600
Affiliated issuers	1,696,617	1,696,617
Cash denominated in foreign currency	153,168	152,880
Cash collateral held by broker—Note 4		1,830,692
Unrealized appreciation on forward foreign currency exchange contracts—Note 4		1,276,071
Dividends, interest and securities lending income receivable		959,185
Receivable for investment securities sold		929,672
Receivable for futures variation margin—Note 4		79,899
Tax reclaim receivable—Note 1(b)		37,823
Receivable for swap variation margin—Note 4		5,987
Receivable for shares of Common Stock subscribed		4,119
Prepaid expenses		31,310
		73,611,855
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(c)		38,098
Cash overdraft due to Custodian		859,275
Liability for securities on loan—Note 1(c)		1,696,617
Unrealized depreciation on forward foreign currency exchange contracts—Note 4		1,545,684
Payable for investment securities purchased		1,117,259
Payable for shares of Common Stock redeemed		58,932
Directors’ fees and expenses payable		5,033
Other accrued expenses		97,994
		5,418,892
Net Assets ($)		68,192,963
Composition of Net Assets ($):
Paid-in capital		84,587,676
Total distributable earnings (loss)		(16,394,713)
Net Assets ($)		68,192,963

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	4,348,056	94,965	19,850,797	43,899,145
Shares Outstanding	402,715	9,053	1,820,369	4,014,520
Net Asset Value Per Share ($)	10.80	10.49	10.90	10.94

See notes to financial statements.

12

STATEMENT OF OPERATIONS

Year Ended October 31, 2024

Investment Income ($):
Income:
Interest (net of $34,328 foreign taxes withheld at source)	5,542,295
Dividends (net of $17 foreign taxes withheld at source):
Unaffiliated issuers	80,633
Affiliated issuers	58,370
Income from securities lending—Note 1(c)	16,044
Total Income	5,697,342
Expenses:
Management fee—Note 3(a)	418,890
Professional fees	127,467
Registration fees	87,197
Custodian fees—Note 3(c)	34,578
Shareholder servicing costs—Note 3(c)	29,072
Prospectus and shareholders’ reports	24,755
Interest expense—Note 2	21,696
Chief Compliance Officer fees—Note 3(c)	21,109
Directors’ fees and expenses—Note 3(d)	10,960
Loan commitment fees—Note 2	2,792
Distribution fees—Note 3(b)	700
Miscellaneous	46,492
Total Expenses	825,708
Less—reduction in expenses due to undertaking—Note 3(a)	(10,917)
Less—reduction in fees due to earnings credits—Note 3(c)	(450)
Net Expenses	814,341
Net Investment Income	4,883,001
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	(4,150,868)
Net realized gain (loss) on futures	(532,105)
Net realized gain (loss) on options transactions	205,019
Net realized gain (loss) on forward foreign currency exchange contracts	1,791,702
Net realized gain (loss) on swap agreements	(125,422)
Net realized gain (loss) on foreign capital gains tax	(3,001)
Net Realized Gain (Loss)	(2,814,675)
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	9,802,605
Net change in unrealized appreciation (depreciation) on futures	551,946
Net change in unrealized appreciation (depreciation) on options transactions	(164,018)
Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts	(3,137,067)
Net change in unrealized appreciation (depreciation) on swap agreements	(2,201)
Net Change in Unrealized Appreciation (Depreciation)	7,051,265
Net Realized and Unrealized Gain (Loss) on Investments	4,236,590
Net Increase in Net Assets Resulting from Operations	9,119,591

See notes to financial statements.

13

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended October 31,
	2024	2023
Operations ($):
Net investment income	4,883,001	5,309,765
Net realized gain (loss) on investments	(2,814,675)	(13,804,294)
Net change in unrealized appreciation (depreciation) on investments	7,051,265	12,511,782
Net Increase (Decrease) in Net Assets Resulting from Operations	9,119,591	4,017,253
Distributions ($):
Distributions to shareholders:
Class A	(21,940)	(298,433)
Class C	(361)	(8,583)
Class I	(107,741)	(1,947,385)
Class Y	(665,202)	(6,898,263)
Total Distributions	(795,244)	(9,152,664)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	728,320	3,562,616
Class C	9,558	38,597
Class I	4,584,107	5,110,566
Class Y	17,718,195	54,105,083
Distributions reinvested:
Class A	21,626	298,433
Class C	71	2,857
Class I	107,407	1,800,145
Class Y	310,618	3,955,080
Cost of shares redeemed:
Class A	(490,179)	(3,789,123)
Class C	(10,186)	(71,801)
Class I	(3,121,310)	(13,805,448)
Class Y	(78,427,865)	(41,560,520)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(58,569,638)	9,646,485
Total Increase (Decrease) in Net Assets	(50,245,291)	4,511,074
Net Assets ($):
Beginning of Period	118,438,254	113,927,180
End of Period	68,192,963	118,438,254

14

	Year Ended October 31,
	2024	2023
Capital Share Transactions (Shares):
Class Aa
Shares sold	70,146	349,234
Shares issued for distributions reinvested	2,106	29,628
Shares redeemed	(46,881)	(369,812)
Net Increase (Decrease) in Shares Outstanding	25,371	9,050
Class C
Shares sold	946	3,923
Shares issued for distributions reinvested	7	288
Shares redeemed	(999)	(7,112)
Net Increase (Decrease) in Shares Outstanding	(46)	(2,901)
Class Ia
Shares sold	436,912	495,951
Shares issued for distributions reinvested	10,378	177,671
Shares redeemed	(297,573)	(1,337,816)
Net Increase (Decrease) in Shares Outstanding	149,717	(664,194)
Class Ya
Shares sold	1,705,551	5,235,029
Shares issued for distributions reinvested	29,925	389,547
Shares redeemed	(7,362,583)	(4,032,128)
Net Increase (Decrease) in Shares Outstanding	(5,627,107)	1,592,448

[a]

During the period ended October 31, 2024, 2,805 Class Y shares representing $30,079 were exchanged for 2,814 Class I shares. During the period ended October 31, 2023, 1,438 Class I shares representing $14,654 were exchanged for 1,445 Class A shares and 7,325 Class Y shares representing $77,556 were exchanged for 7,345 Class I shares.

See notes to financial statements.

15

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

	Year Ended October 31,
Class A Shares	2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	10.02	10.51	12.29	12.35	12.48
Investment Operations:
Net investment income[a]	.44	.42	.33	.26	.25
Net realized and unrealized gain (loss) on investments	.40	(.07)	(1.72)	(.05)	.09
Total from Investment Operations	.84	.35	(1.39)	.21	.34
Distributions:
Dividends from net investment income	(.06)	(.84)	(.23)	(.27)	(.47)
Dividends from net realized gain on investments	-	-	(.16)	-	-
Total Distributions	(.06)	(.84)	(.39)	(.27)	(.47)
Net asset value, end of period	10.80	10.02	10.51	12.29	12.35
Total Return (%)[b]	8.28	3.42	(11.66)	1.71	2.77
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.13	1.10[c]	7.95[c]	6.80[c]	4.86
Ratio of net expenses to average net assets	1.05	1.05[c]	1.05[c]	1.05[c]	1.00
Ratio of net investment income to average net assets	4.21	4.20[c]	2.92[c]	2.11[c]	2.03
Portfolio Turnover Rate	124.83	123.10	91.91	80.39	94.27
Net Assets, end of period ($ x 1,000)	4,348	3,783	3,871	4,393	5,703

a Based on average shares outstanding.

b Exclusive of sales charge.

c Amounts do not include the expenses of the underlying funds.

See notes to financial statements.

16

	Year Ended October 31,
Class C Shares	2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	9.80	10.32	12.07	12.18	12.30
Investment Operations:
Net investment income[a]	.35	.34	.24	.17	.19
Net realized and unrealized gain (loss) on investments	.38	(.07)	(1.69)	(.06)	.06
Total from Investment Operations	.73	.27	(1.45)	.11	.25
Distributions:
Dividends from net investment income	(.04)	(.79)	(.14)	(.22)	(.37)
Dividends from net realized gain on investments	-	-	(.16)	-	-
Total Distributions	(.04)	(.79)	(.30)	(.22)	(.37)
Net asset value, end of period	10.49	9.80	10.32	12.07	12.18
Total Return (%)[b]	7.47	2.68	(12.39)	.91	2.06
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	2.33	2.10[c]	1.92[c]	1.84[c]	1.81
Ratio of net expenses to average net assets	1.80	1.80[c]	1.80[c]	1.80[c]	1.70
Ratio of net investment income to average net assets	3.47	3.45[c]	2.18[c]	1.36[c]	1.59
Portfolio Turnover Rate	124.83	123.10	91.91	80.39	94.27
Net Assets, end of period ($ x 1,000)	95	89	124	193	273

a Based on average shares outstanding.

b Exclusive of sales charge.

c Amounts do not include the expenses of the underlying funds.

See notes to financial statements.

17

FINANCIAL HIGHLIGHTS (continued)

	Year Ended October 31,
Class I Shares	2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	10.11	10.57	12.36	12.41	12.53
Investment Operations:
Net investment income[a]	.47	.47	.37	.29	.24
Net realized and unrealized gain (loss) on investments	.39	(.08)	(1.74)	(.05)	.13
Total from Investment Operations	.86	.39	(1.37)	.24	.37
Distributions:
Dividends from net investment income	(.07)	(.85)	(.26)	(.29)	(.49)
Dividends from net realized gain on investments	-	-	(.16)	-	-
Total Distributions	(.07)	(.85)	(.42)	(.29)	(.49)
Net asset value, end of period	10.90	10.11	10.57	12.36	12.41
Total Return (%)	8.60	3.70	(11.45)	1.96	3.06
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.84	.74[b]	.85[b]	.81[b]	.70
Ratio of net expenses to average net assets	.80	.74[b]	.80[b]	.80[b]	.64
Ratio of net investment income to average net assets	4.47	4.51[b]	3.17[b]	2.35[b]	2.01
Portfolio Turnover Rate	124.83	123.10	91.91	80.39	94.27
Net Assets, end of period ($ x 1,000)	19,851	16,884	24,673	45,868	27,500

a Based on average shares outstanding.

b Amounts do not include the expenses of the underlying funds.

See notes to financial statements.

18

	Year Ended October 31,
Class Y Shares	2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	10.13	10.59	12.38	12.42	12.53
Investment Operations:
Net investment income[a]	.50	.47	.38	.32	.33
Net realized and unrealized gain (loss) on investments	.38	(.08)	(1.73)	(.06)	.05
Total from Investment Operations	.88	.39	(1.35)	.26	.38
Distributions:
Dividends from net investment income	(.07)	(.85)	(.28)	(.30)	(.49)
Dividends from net realized gain on investments	-	-	(.16)	-	-
Total Distributions	(.07)	(.85)	(.44)	(.30)	(.49)
Net asset value, end of period	10.94	10.13	10.59	12.38	12.42
Total Return (%)	8.69	3.76	(11.30)	2.18	3.07
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.76	.68[b]	.62[b]	.62[b]	.62
Ratio of net expenses to average net assets	.76	.68[b]	.62[b]	.62[b]	.58
Ratio of net investment income to average net assets	4.73	4.57[b]	3.36[b]	2.55[b]	2.65
Portfolio Turnover Rate	124.83	123.10	91.91	80.39	94.27
Net Assets, end of period ($ x 1,000)	43,899	97,683	85,259	94,946	104,358

a Based on average shares outstanding.

b Amounts do not include the expenses of the underlying funds.

See notes to financial statements.

19

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

BNY Mellon Global Dynamic Bond Income Fund (the “fund”) is a separate diversified series of BNY Mellon Advantage Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering seven series, including the fund. The fund’s investment objective is to seek total return (consisting of income and capital appreciation). BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser. Newton Investment Management Limited (the “Sub-Adviser” or “NIM”), an indirect wholly-owned subsidiary of BNY and an affiliate of the Adviser, serves as the sub-adviser. NIM has entered into a sub-sub-investment advisory agreement with its affiliate, Newton Investment Management North America, LLC (“NIMNA”), which enables NIMNA to provide certain advisory services to the Sub-Adviser for the benefit of the fund, including, but not limited to, portfolio management services. NIMNA is subject to the supervision of NIM and the Adviser. NIMNA is also an affiliate of the Adviser. NIMNA’s principal office is located at BNY Mellon Center, 201 Washington Street, Boston, MA 02108. NIMNA is an indirect subsidiary of BNY.

BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares. The fund is authorized to issue 500 million shares of $.001 par value Common Stock. The fund currently has authorized four classes of shares: Class A (100 million shares authorized), Class C (100 million shares authorized), Class I (150 million shares authorized) and Class Y (150 million shares authorized). Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear Distribution and/or Shareholder Services Plan fees. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a contingent deferred sales charge (“CDSC”) of 1.00% if redeemed within one year. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares eight years after the date of purchase, without the imposition of a sales charge. Class I shares are sold primarily to bank trust departments and other financial service providers (including BNY and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution or Shareholder Services Plan fees. Class Y shares are sold at net asset value per share generally to institutional investors, and bear no Distribution or Shareholder Services Plan fees. Class I and Class Y shares are offered without a front-end sales charge or CDSC. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

As of October 31, 2024, MBC Investments Corporation, an indirect subsidiary of BNY, held 7,267 Class C shares of the fund.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

20

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Company’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills), futures, options and forward foreign currency exchange contracts ("forward contracts") are valued each business day by one or more independent pricing services (each, a “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by a Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Services are engaged under the general supervision of the Board. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a Service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depositary Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy. Futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Investments in swap agreements are valued each business day by a Service. Swaps agreements are valued by a Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of October 31, 2024 in valuing the fund’s investments:

21

NOTES TO FINANCIAL STATEMENTS (continued)

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Corporate Bonds and Notes	-	26,489,953	-	26,489,953
Foreign Governmental	-	37,130,422	-	37,130,422
Investment Companies	1,696,617	-	-	1,696,617
U.S. Treasury Securities	-	2,833,841	-	2,833,841
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	-	1,276,071	-	1,276,071
Futures††	599,044	-	-	599,044
Options Purchased	153,384	-	-	153,384
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	-	(1,545,684)	-	(1,545,684)
Futures††	(287,148)	-	-	(287,148)
Swap Agreements††	-	(2,201)	-	(2,201)

† See Statement of Investments for additional detailed categorizations, if any.

†† Amount shown represents unrealized appreciation (depreciation) at period end, but only variation margin on exchange-traded and centrally cleared derivatives, if any, are reported in the Statement of Assets and Liabilities.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

Foreign taxes: The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the fund invests. These foreign taxes, if any, are paid by the fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred or those subject to reclaims as of October 31, 2024, if any, are disclosed in the fund’s Statement of Assets and Liabilities.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. Any non-cash collateral received cannot be sold or re-pledged by the fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in the fund’s Statement of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight

22

and continuous basis. During the period ended October 31, 2024, BNY earned $2,180 from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.

For financial reporting purposes, the fund elects not to offset assets and liabilities subject to a securities lending agreement, if any, in the Statement of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statement of Assets and Liabilities. As of October 31, 2024, the fund had securities lending and the impact of netting of assets and liabilities and the offsetting of collateral pledged or received, if any, based on contractual netting/set-off provisions in the securities lending agreement are detailed in the following table:

	Assets ($)		Liabilities ($)
Securities Lending	1,598,163		-
Total gross amount of assets and liabilities in the Statement of Assets and Liabilities	1,598,163		-
Collateral (received)/posted not offset in the Statement of Assets and Liabilities	(1,598,163)	[1]	-
Net amount	-		-
[1]

The value of the related collateral received by the fund normally exceeded the value of the securities loaned by the fund pursuant to the securities lending agreement. In addition, the value of collateral may include pending sales that are also on loan. See Statement of Investments for detailed information regarding collateral received for open securities lending.

(d) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.

Certain affiliated investment companies may also invest in the fund. At October 31, 2024, BNY Mellon Yield Enhancement Strategy Fund, an affiliate of the fund, held 2,702,319 Class Y shares representing approximately 43.35% of the fund’s net assets.

(e) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.

Foreign Investment Risk: To the extent the fund invests in foreign securities, the fund’s performance will be influenced by political, social and economic factors affecting investments in foreign issuers. Special risks associated with investments in foreign issuers include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards.

Fixed-Income Market Risk: The market value of a fixed-income security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates). An unexpected increase in fund redemption requests, including requests from shareholders who may own a significant percentage of the fund’s shares, which may be triggered by market turmoil or an increase in interest rates, could cause the fund to sell its holdings at a loss or at undesirable prices and adversely affect the fund’s share price and increase the fund’s liquidity risk, fund expenses and/or taxable distributions. Federal Reserve policy in response to market conditions, including with respect to interest rates, may adversely affect the value, volatility and liquidity of dividend and interest paying securities. Policy and legislative changes worldwide are affecting many aspects of financial regulation. The impact of these changes on the markets and the practical implications for market participants may not be fully known for some time.

Foreign Government Obligations and Securities of Supranational Entities Risk: Investing in foreign government obligations, debt obligations of supranational entities and the sovereign debt of foreign countries, including emerging market countries, creates exposure to the direct or indirect consequences of political, social or economic changes in the countries that issue the securities or in which the issuers are located. A governmental obligor may default on its obligations. Some sovereign obligors have been among the world’s largest debtors to commercial banks, other governments, international financial organizations and other financial institutions. These obligors, in the past, have experienced substantial difficulties in servicing their external debt obligations, which led to defaults on certain obligations and the restructuring of certain indebtedness.

23

NOTES TO FINANCIAL STATEMENTS (continued)

Derivatives Risk: A small investment in derivatives could have a potentially large impact on the fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets, and the fund’s use of derivatives may result in losses to the fund. Derivatives in which the fund may invest can be highly volatile, illiquid and difficult to value, and there is the risk that changes in the value of a derivative held by the fund will not correlate with the underlying assets or the fund’s other investments in the manner intended.

(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income are normally declared and paid quarterly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended October 31, 2024, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended October 31, 2024, the fund did not incur any interest or penalties.

Each tax year in the four-year period ended October 31, 2024 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At October 31, 2024, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $1,708,021, accumulated capital and other losses $14,578,244 and unrealized depreciation $3,524,490.

The fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

The accumulated capital loss carryover is available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to October 31, 2024. The fund has $1,822,749 of short-term capital losses and $12,040,227 of long-term capital losses which can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal years ended October 31, 2024 and October 31, 2023 were as follows: ordinary income $795,244 and $9,152,664, respectively.

NOTE 2—Bank Lines of Credit:

The fund participates with other long-term open-end funds managed by the Adviser in a $738 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY (the “BNY Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $618 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $120 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNY Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

During the period ended October 31, 2024, the fund was charged $21,696 for interest expense. These fees are included in Interest expense in the Statement of Operations. The average amount of borrowings outstanding under Citibank Credit Facilities during the period ended October 31, 2024 was approximately $341,530 with a related weighted average annualized interest rate of 6.35%. As of October 31, 2024, the fund has no outstanding loan balance from either Facility.

NOTE 3—Management Fee, Sub-Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .40% of the value of the fund’s average daily net assets and is payable monthly. The Adviser had contractually agreed, from November 1, 2023 through August 31, 2024, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of the fund’s share classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense,

24

brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .80% of the value of the fund’s average daily net assets. In addition, the Adviser has contractually agreed, from September 1, 2024 through March 1, 2025, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of the fund’s share classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .65% of the value of the fund’s average daily net assets. On or after March 1, 2025, the Adviser may terminate this expense limitation agreement at any time. Because “acquired fund fees and expenses” are incurred indirectly by the fund, as a result of its investments in underlying funds, such fees and expenses are not included in the expense limitation. The reduction in expenses, pursuant to the undertaking, amounted to $10,917 during the period ended October 31, 2024.

Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser pays the Sub-Adviser a monthly fee at an annual rate of .19% of the value of the fund’s average daily net assets.

During the period ended October 31, 2024, the Distributor retained $42 from commissions earned on sales of the fund’s Class A shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. The Distributor may pay one or more Service Agents in respect of advertising, marketing and other distribution services, and determines the amounts, if any, to be paid to Service Agents and the basis on which such payments are made. During the period ended October 31, 2024, Class C shares were charged $700 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended October 31, 2024, Class A and Class C shares were charged $10,439 and $233, respectively, pursuant to the Shareholder Services Plan.

The fund has an arrangement with BNY Mellon Transfer, Inc., (the “Transfer Agent”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset Transfer Agent fees. For financial reporting purposes, the fund includes transfer agent net earnings credits, if any, as an expense offset in the Statement of Operations.

The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.

The fund compensates the Transfer Agent, under a transfer agency agreement, for providing transfer agency and cash management services for the fund. The majority of Transfer Agent fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended October 31, 2024, the fund was charged $4,046 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $450.

The fund compensates the Custodian, under a custody agreement, for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended October 31, 2024, the fund was charged $34,578 pursuant to the custody agreement.

During the period ended October 31, 2024, the fund was charged $21,109 for services performed by the fund’s Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.

The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: Management fee of $24,068, Distribution Plan fees of $60, Shareholder Services Plan fees of $942, Custodian fees of $12,000, Chief Compliance Officer fees of $1,353 and Transfer Agent fees of $802, which are offset against an expense reimbursement currently in effect in the amount of $1,127.

(d) Each board member of the fund also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and meeting attendance fees are allocated to each fund based on net assets.

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NOTES TO FINANCIAL STATEMENTS (continued)

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, futures, options transactions and forward contracts, during the period ended October 31, 2024, amounted to $121,378,990 and $171,163,004, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. The fund enters into International Swaps and Derivatives Association, Inc. Master Agreements or similar agreements (collectively, “Master Agreements”) with its over-the-counter (“OTC”) derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under a Master Agreement, the fund may offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment in the event of default or termination. Rule 18f-4 under the Act regulates the use of derivatives transactions for certain funds registered under the Act. The fund’s derivative transactions are subject to a value-at-risk leverage limit and certain reporting and other requirements pursuant to a derivatives risk management program adopted by the fund.

Each type of derivative instrument that was held by the fund during the period ended October 31, 2024 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk, as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at October 31, 2024 are set forth in the Statement of Investments.

Options Transactions: The fund purchases and writes (sells) put and call options to hedge against changes in the values of interest rates, or as a substitute for an investment. The fund is subject to market risk and interest rate risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying financial instrument at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying financial instrument at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument increases between those dates. The maximum payout for those contracts is limited to the number of call option contracts written and the related strike prices, respectively.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument decreases between those dates. The maximum payout for those contracts is limited to the number of put option contracts written and the related strike prices, respectively.

As a writer of an option, the fund has no control over whether the underlying financial instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the financial instrument underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. The Statement of Operations reflects any unrealized gains or losses which occurred during the period as well as any realized gains or losses which occurred upon the expiration or closing of the option transaction. Options purchased open at October 31, 2024 are set forth in the Statement of Investments. As of October 31, 2024, there were no options written outstanding.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its

26

investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty non-performance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. Forward contracts open at October 31, 2024 are set forth in the Statement of Investments.

Swap Agreements: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. Swap agreements are privately negotiated in the OTC market or centrally cleared. The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.

For OTC swaps, the fund accrues for interim payments on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap agreements in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as a realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swap agreements in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the agreement’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date.

Upon entering into centrally cleared swap agreements, an initial margin deposit is required with a counterparty, which consists of cash or cash equivalents. The amount of these deposits is determined by the exchange on which the agreement is traded and is subject to change. The change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty, including upon termination, are recorded as realized gain (loss) in the Statement of Operations.

Fluctuations in the value of swap agreements are recorded for financial statement purposes as unrealized appreciation or depreciation on swap agreements.

Credit Default Swaps: Credit default swaps involve commitments to pay a fixed interest rate in exchange for payment if a credit event affecting a third party (the referenced obligation or index or index) occurs. Credit events may include a failure to pay interest or principal, bankruptcy, or restructuring. The fund enters into these agreements to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. For those credit default swaps in which the fund is paying a fixed rate, the fund is buying credit protection on the instrument. In the event of a credit event, the fund would receive the full notional amount for the reference obligation. For those credit default swaps in which the fund is receiving a fixed rate, the fund is selling credit protection on the underlying instrument. The maximum payouts for these agreements are limited to the notional amount of each swap. Credit default swaps may involve greater risks than if the fund had invested in the reference obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

The maximum potential amount of future payments (undiscounted) that a fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement which may exceed the amount of unrealized appreciation or depreciation reflected in the Statement of Assets and Liabilities. Notional amounts of all credit default swap agreements are disclosed in the Statement of Investments, which summarizes open credit default swaps entered into by the fund. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, underlying securities comprising the referenced index, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the fund for the same referenced entity or entities. Credit default swaps open at October 31, 2024 are set forth in the Statement of Investments.

27

NOTES TO FINANCIAL STATEMENTS (continued)

GAAP requires disclosure for (i) the nature and terms of the credit derivative, reasons for entering into the credit derivative, the events or circumstances that would require the seller to perform under the credit derivative, and the current status of the payment/performance risk of the credit derivative, (ii) the maximum potential amount of future payments (undiscounted) the seller could be required to make under the credit derivative, (iii) the fair value of the credit derivative, and (iv) the nature of any recourse provisions and assets held either as collateral or by third parties. All required disclosures have been made and are incorporated within the current period as part of the Notes to the Statement of Investments and disclosures within this Note.

The following tables show the fund’s exposure to different types of market risk as it relates to the Statement of Assets and Liabilities and the Statement of Operations, respectively.

Fair value of derivative instruments as of October 31, 2024 is shown below:

	Derivative Assets ($)			Derivative Liabilities ($)
Interest rate risk	752,428	[1,2]	Interest rate risk	(287,148)	[1]
Foreign exchange risk	1,276,071	[3]	Foreign exchange risk	(1,545,684)	[3]
Credit risk	-		Credit risk	(2,201)	[4]
Gross fair value of derivative contracts	2,028,499			(1,835,033)

Statement of Assets and Liabilities location:
[1]			Includes cumulative appreciation (depreciation) on futures as reported in the Statement of Investments, but only the unpaid variation margin is reported in the Statement of Assets and Liabilities.
[2]			Options purchased are included in Investments in securities—Unaffiliated issuers, at value.
[3]			Unrealized appreciation (depreciation) on forward foreign currency exchange contracts.
[4]

Includes cumulative appreciation (depreciation) on swap agreements as reported in the Statement of Investments. Unrealized appreciation (depreciation) on OTC swap agreements and only unpaid variation margin on cleared swap agreements, are reported in the Statement of Assets and Liabilities.

The effect of derivative instruments in the Statement of Operations during the period ended October 31, 2024 is shown below:

Amount of realized gain (loss) on derivatives recognized in income ($)
Underlying risk	Futures	[1]	Options Transactions	[2]	Forward Contracts	[3]	Swap Agreements	[4]	Total
Interest rate	(532,105)		205,019		-		-		(327,086)
Foreign exchange	-		-		1,791,702		-		1,791,702
Credit	-		-		-		(125,422)		(125,422)
Total	(532,105)		205,019		1,791,702		(125,422)		1,339,194

28

Net change in unrealized appreciation (depreciation) on derivatives recognized in income ($)
Underlying risk	Futures	[5]	Options Transactions	[6]	Forward Contracts	[7]	Swap Agreements	[8]	Total
Interest rate	551,946		(164,018)		-		-		387,928
Foreign exchange	-		-		(3,137,067)		-		(3,137,067)
Credit	-		-		-		(2,201)		(2,201)
Total	551,946		(164,018)		(3,137,067)		(2,201)		(2,751,340)

Statement of Operations location:
[1]	Net realized gain (loss) on futures.
[2]	Net realized gain (loss) on options transactions.
[3]	Net realized gain (loss) on forward foreign currency exchange contracts.
[4]	Net realized gain (loss) on swap agreements.
[5]	Net change in unrealized appreciation (depreciation) on futures.
[6]	Net change in unrealized appreciation (depreciation) on options transactions.
[7]	Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts.
[8]	Net change in unrealized appreciation (depreciation) on swap agreements.

The provisions of ASC Topic 210 “Disclosures about Offsetting Assets and Liabilities” require disclosure on the offsetting of financial assets and liabilities. These disclosures are required for certain investments, including derivative financial instruments subject to Master Agreements which are eligible for offsetting in the Statement of Assets and Liabilities and require the fund to disclose both gross and net information with respect to such investments. For financial reporting purposes, the fund does not offset derivative assets and derivative liabilities that are subject to Master Agreements in the Statement of Assets and Liabilities.

At October 31, 2024, derivative assets and liabilities (by type) on a gross basis are as follows:

Derivative Financial Instruments:	Assets ($)	Liabilities ($)
Futures	599,044	(287,148)
Options	153,384	-
Forward contracts	1,276,071	(1,545,684)
Swaps	-	(2,201)
Total gross amount of derivative
assets and liabilities in the
Statement of Assets and Liabilities	2,028,499	(1,835,033)
Derivatives not subject to
Master Agreements	(752,428)	289,349
Total gross amount of assets
and liabilities subject to
Master Agreements	1,276,071	(1,545,684)

The following tables present derivative assets and liabilities net of amounts available for offsetting under Master Agreements and net of related collateral received or pledged, if any, as of October 31, 2024:

29

NOTES TO FINANCIAL STATEMENTS (continued)

Counterparty	Gross Amount of Assets ($)	[1]	Financial Instruments and Derivatives Available for Offset ($)	Collateral Received ($)	[2]	Net Amount of Assets ($)
Barclays Capital, Inc.	84,188		(20,489)	-		63,699
CIBC World Markets Corp.	75,922		(75,922)	-		-
Citigroup Global Markets, Inc.	373,586		(98,778)	(274,808)		-
HSBC Securities (USA), Inc.	132,995		(1,335)	-		131,660
J.P. Morgan Securities LLC	107,692		(38,235)	-		69,457
RBS Securities, Inc.	6,201		(6,201)	-		-
State Street Bank & Trust Company	383,402		(383,402)	-		-
UBS Securities LLC	112,085		(38,933)	-		73,152
Total	1,276,071		(663,295)	(274,808)		337,968

Counterparty	Gross Amount of Liabilities ($)	[1]	Financial Instruments and Derivatives Available for Offset ($)	Collateral Pledged ($)	[2]	Net Amount of Liabilities ($)
Barclays Capital, Inc.	(20,489)		20,489	-		-
CIBC World Markets Corp.	(382,559)		75,922	260,000		(46,637)
Citigroup Global Markets, Inc.	(98,778)		98,778	-		-
HSBC Securities (USA), Inc.	(1,335)		1,335	-		-
J.P. Morgan Securities LLC	(38,235)		38,235	-		-
RBS Securities, Inc.	(61,351)		6,201	-		(55,150)
State Street Bank & Trust Company	(904,004)		383,402	520,000		(602)
UBS Securities LLC	(38,933)		38,933	-		-
Total	(1,545,684)		663,295	780,000		(102,389)

[1] Absent a default event or early termination, OTC derivative assets and liabilities are presented at gross amounts and are not offset in the Statement of Assets and Liabilities.
2 In some instances, the actual collateral received and/or pledged may be more than the amount shown due to over collateralization.

The following table summarizes the monthly average market value of derivatives outstanding during the period ended October 31, 2024:

Average Market Value ($)
Futures:
Interest Rate Futures Long	66,632,710
Interest Rate Futures Short	60,557,861
Options Contracts:
Interest Rate Purchased Options	121,253
Forward Contracts:
Forward Contracts Purchased in USD	31,028,540
Forward Contracts Sold in USD	103,695,291

The following table summarizes the monthly average notional value of swap agreements outstanding during the period ended October 31, 2024:

30

Average Notional Value ($)
Swap Agreements:
Credit Default Swap Buy Protection	347,671
Credit Default Swap Sell Protection	1,671,683

At October 31, 2024, the cost of investments for federal income tax purposes was $71,783,677; accordingly, accumulated net unrealized depreciation on investments inclusive of derivative contracts was $3,517,484, consisting of $2,733,360 gross unrealized appreciation and $6,250,844 gross unrealized depreciation.

31

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

To the Shareholders and the Board of Directors of BNY Mellon Global Dynamic Bond Income Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of BNY Mellon Global Dynamic Bond Income Fund (the “Fund”) (one of the funds constituting BNY Mellon Advantage Funds, Inc.(the “Company”)), including the statement of investments, as of October 31, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting BNY Mellon Advantage Funds, Inc.) at October 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of the Company’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies in the BNY Mellon Family of Funds since at least 1957, but we are unable to determine the specific year.

New York, New York
December 23, 2024

32

IMPORTANT TAX INFORMATION (Unaudited)

For federal tax purposes, the fund reports the maximum amount allowable but not less than 36.71% as interest-related dividends in accordance with Sections 871(k)(1) and 881(c) of the Internal Revenue Code.

33

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment

Companies. (Unaudited)

N/A

34

Item 9. Proxy Disclosures for Open-End Management Investment Companies. (Unaudited)

N/A

35

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies. (Unaudited)

Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Directors fees paid by the fund are within Item 7. Statement of Operations as Directors’ fees and expenses.

36

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. (Unaudited)

At a meeting of the fund’s Board of Directors (the “Board”) held on August 7, 2024, the Board considered the renewal of the fund’s Management Agreement, pursuant to which the Adviser provides the fund with investment advisory and administrative services, the Sub-Investment Advisory Agreement, pursuant to which Newton Investment Management Limited (the “Sub-Adviser” or “NIM”) provides day-to-day management of the fund’s investments, and the Sub-Sub-Investment Advisory Agreement (collectively with the Management Agreement and Sub-Investment Advisory Agreement, the “Agreements”) between NIM and Newton Investment Management North America (“NIMNA”), pursuant to which NIM may use the investment advisory personnel, resources and capabilities available at its sister company, NIMNA, in providing the day-to-day management of the fund’s investments. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser and the Sub-Adviser. In considering the renewal of the Agreements, the Board considered several factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent, and quality of the services provided to funds in the BNY fund complex, including the fund. The Adviser provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. The Adviser also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the BNY fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or the Adviser) and the Adviser’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures, as well as the Adviser’s supervisory activities over the Sub-Adviser. The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data based on classifications provided by Thomson Reuters Lipper (“Lipper”), which included information comparing (1) the performance of the fund’s Class I shares with the performance of a group of institutional alternative credit focus funds selected by Broadridge as comparable to the fund (the “Performance Group”) and with a broader group of funds consisting of all retail and institutional alternative credit focus funds (the “Performance Universe”), all for various periods ended June 30, 2024, and (2) the fund’s actual and contractual management fees and total expenses with those of the same group of funds in the Performance Group (the “Expense Group”) and with a broader group of funds consisting of all institutional alternative credit focus funds, excluding outliers (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Adviser previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Performance Comparisons. Representatives of the Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds and the end date selected. The Board also considered the fund’s performance in light of overall financial market conditions. The Board discussed with representatives of the Adviser and the Sub-Adviser the results of the comparisons and considered that the fund’s total return performance was below the Performance Group and Performance Universe medians for all periods. The Board also considered that the fund’s yield performance was above or at the Performance Group median for six of the ten one-year periods ended June 30th and above the Performance Universe median for five of the ten one-year periods ended June 30th. The Board discussed with representatives of the Adviser and the Sub-Adviser the reasons for the fund’s underperformance versus the Performance Group and Performance Universe during the periods under review and noted the actions taken by the Adviser and the Sub-Adviser to improve the fund’s performance. The Adviser also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

37

Management Fee and Expense Ratio Comparisons. The Board reviewed and considered the contractual management fee rate payable by the fund to the Adviser in light of the nature, extent and quality of the management services and the sub-advisory services provided by the Adviser and the Sub-Adviser, respectively. In addition, the Board reviewed and considered the actual management fee rate paid by the fund over the fund’s last fiscal year. The Board also reviewed the range of actual and contractual management fees and total expenses as a percentage of average net assets of the Expense Group and Expense Universe funds and discussed the results of the comparisons.

The Board considered that the fund’s contractual management fee was lower than the Expense Group median contractual management fee, the fund’s actual management fee was lower than the Expense Group median and lower than the Expense Universe median actual management fee, and the fund’s total expenses were lower than the Expense Group median and approximately equivalent to the Expense Universe median total expenses.

Representatives of the Adviser stated that the Adviser had contractually agreed, until March 1, 2025, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of the fund’s share classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .80% of the fund’s average daily net assets. In addition, representatives of the Adviser stated that, effective September 1, 2024, the Adviser has contractually agreed, until March 1, 2025, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of the fund’s share classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .60% of the fund’s average daily net assets.

Representatives of the Adviser noted that there were no other funds advised by the Adviser that are in the same Lipper category as the fund or separate accounts and/or other types of client portfolios advised by the Adviser or the Sub-Adviser that are considered to have similar investment strategies and policies as the fund.

The Board considered the fee payable to the Sub-Adviser in relation to the fee payable to the Adviser by the fund and the respective services provided by the Sub-Adviser and the Adviser. The Board also took into consideration that the Sub-Adviser’s fee is paid by the Adviser, out of its fee from the fund, and not the fund.

Analysis of Profitability and Economies of Scale. Representatives of the Adviser reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to the Adviser and its affiliates for managing the funds in the BNY fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not excessive, given the services rendered and service levels provided by the Adviser and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding the Adviser’s approach to allocating costs to, and determining the profitability of, individual funds and the entire BNY fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements, considered in relation to the mix of services provided by the Adviser and the Sub-Adviser, including the nature, extent and quality of such services, supported the renewal of the Agreements and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Representatives of the Adviser stated that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that the Adviser may have realized any economies of scale would be less. Representatives of the Adviser also stated that, as a result of shared and allocated costs among funds in the BNY fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to the Adviser and the Sub-Adviser from acting as investment adviser and sub-investment adviser, respectively, and took into consideration that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

38

• The Board concluded that the nature, extent and quality of the services provided by the Adviser and the Sub-Adviser are adequate and appropriate.

• The Board generally was satisfied with the actions taken by the Adviser and the Sub-Adviser to improve the fund’s performance.

• The Board concluded that the fees paid to the Adviser and the Sub-Adviser continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.

• The Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the fund had been adequately considered by the Adviser in connection with the fee rate charged to the fund pursuant to the Management Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates and the Sub-Adviser, of the Adviser and the Sub-Adviser and the services provided to the fund by the Adviser and the Sub-Adviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreements, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for the fund had the benefit of a number of years of reviews of the Agreements for the fund, or substantially similar agreements for other BNY funds that the Board oversees, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on its consideration of the fund’s arrangements, or substantially similar arrangements for other BNY funds that the Board oversees, in prior years. The Board determined to renew the Agreements for the remainder of the one-year term.

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42

© 2024 BNY Mellon Securities Corporation Code-6298NCSRAR1024

BNY Mellon Global Real Return Fund

ANNUAL FINANCIALS AND OTHER INFORMATION October 31, 2024

Class	Ticker
A	DRRAX
C	DRRCX
I	DRRIX
Y	DRRYX

IMPORTANT NOTICE – CHANGES TO ANNUAL AND SEMI-ANNUAL REPORTS

The Securities and Exchange Commission (the “SEC”) has adopted rule and form amendments which have resulted in changes to the design and delivery of annual and semi-annual fund reports (“Reports”). Reports are now streamlined to highlight key information.  Certain information previously included in Reports, including financial statements, no longer appear in the Reports but will be available online within the Semi-Annual and Annual Financials and Other Information, delivered free of charge to shareholders upon request, and filed with the SEC.

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.bny.com/investments and sign up for eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

T H E F U N D

Please note the Annual Financials and Other Information only contains Items 7-11 required in
Form N-CSR. All other required items will be filed with the SEC.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

BNY Mellon Global Real Return Fund

CONSOLIDATED STATEMENT OF INVESTMENTS

October 31, 2024

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 38.0%
Hungary - .2%
OTP Bank Nyrt, Sub. Notes		8.75	5/15/2033	1,458,000		1,551,312
Indonesia - 1.0%
Indonesia, Bonds, Ser. FR91	IDR	6.38	4/15/2032	111,041,000,000		6,911,073
Indonesia Treasury, Bonds, Ser. FR96	IDR	7.00	2/15/2033	46,350,000,000		2,985,034
					9,896,107
Italy - 1.4%
Intesa Sanpaolo SpA, Sr. Notes		7.20	11/28/2033	7,961,000		8,788,712
UniCredit SpA, Jr. Sub. Notes	EUR	7.50	6/3/2026	4,422,000	[b]	4,996,119
					13,784,831
Japan - 1.0%
Japan (40 Year Issue), Bonds, Ser. 9	JPY	0.40	3/20/2056	2,678,400,000		10,411,732
Luxembourg - .2%
Summer BC Holdco B Sarl, Sr. Scd. Bonds	EUR	5.75	10/31/2026	1,805,000		1,959,253
Mexico - 1.6%
Mexico, Bonds, Ser. M	MXN	7.75	5/29/2031	354,560,000	[c]	15,903,268
Netherlands - 4.8%
Merrill Lynch BV, Bank Gtd. Bonds, Ser. DMB1		0.00	2/2/2026	44,303,300	[d]	47,165,293
Switzerland - .1%
Credit Suisse Group AG, Jr. Sub. Notes		5.25	2/11/2173	9,685,000	[b]	1,065,350
Credit Suisse Group AG, Jr. Sub. Notes		7.25	3/12/2173	2,650,000	[b]	291,500
					1,356,850
United Kingdom - 6.2%
HSBC Holdings PLC, Jr. Sub. Notes	EUR	4.75	7/4/2029	7,651,000	[b]	8,119,684
HSBC Holdings PLC, Sub. Notes	EUR	6.36	11/16/2032	4,303,000		5,023,095
HSBC Holdings PLC, Sub. Notes	GBP	8.20	11/16/2034	6,164,000		8,649,745
United Kingdom Gilt, Bonds	GBP	4.25	9/7/2039	25,227,400		31,042,769
Vmed O2 UK Financing I PLC, Sr. Scd. Bonds	GBP	4.00	1/31/2029	4,088,000		4,757,323
Zegona Finance PLC, Sr. Scd. Bonds	EUR	6.75	7/15/2029	2,997,000		3,433,174
					61,025,790
United States - 21.5%
Ashtead Capital, Inc., Gtd. Notes		5.80	4/15/2034	890,000	[e]	902,262
Ball Corp., Gtd. Notes		2.88	8/15/2030	1,794,000		1,562,641
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unscd. Notes		5.50	5/1/2026	2,289,000	[e]	2,283,133
Sprint Capital Corp., Gtd. Notes		8.75	3/15/2032	4,597,000		5,565,073
U.S. Treasury, Bonds		3.00	11/15/2045	32,423,300	[c]	25,376,298
U.S. Treasury Floating Rate, Notes, (3 Month USBMMY +0.13%)		4.67	7/31/2025	36,925,800	[c,f]	36,907,947
U.S. Treasury Floating Rate, Notes, (3 Month USBMMY +0.20%)		4.74	1/31/2025	24,918,500	[f]	24,924,906
U.S. Treasury Floating Rate, Notes, (3 Month USBMMY +0.25%)		4.79	1/31/2026	60,655,400	[f]	60,684,665
U.S. Treasury Inflation Indexed Notes		1.75	1/15/2034	47,511,119	[g]	46,629,380
Uber Technologies, Inc., Gtd. Notes		8.00	11/1/2026	6,945,000	[e]	6,945,000

CONSOLIDATED STATEMENT OF INVESTMENTS (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 38.0% (continued)
United States - 21.5% (continued)
United Airlines, Inc., Sr. Scd. Notes	4.38	4/15/2026	1,224,000	[e]	1,203,627
				212,984,932
Total Bonds and Notes (cost $384,743,756)			376,039,368
Description			Shares		Value ($)
Common Stocks - 45.6%
Bermuda - .6%
RenaissanceRe Holdings Ltd.			23,800		6,245,120
Brazil - .4%
B3 SA - Brasil Bolsa Balcao			1,925,085		3,539,873
Denmark - .4%
Pandora A/S			24,588		3,721,025
France - 2.4%
Airbus SE			35,460		5,403,716
Legrand SA			54,550		6,111,536
LVMH Moet Hennessy Louis Vuitton SE			2,712		1,799,497
Sanofi SA			97,464		10,283,419
				23,598,168
Germany - 1.2%
adidas AG			30,229		7,206,871
Rheinmetall AG			9,484		4,886,454
				12,093,325
Hong Kong - .6%
Hong Kong Exchanges & Clearing Ltd.			150,400		6,009,592
India - 1.2%
Avenue Supermarts Ltd.			8,612	[e,h]	401,678
Bharti Airtel Ltd.			61,368		1,174,937
HDFC Bank Ltd.			205,187		4,216,767
ICICI Bank Ltd.			78,250		1,196,309
Info Edge India Ltd.			13,229		1,168,136
Marico Ltd.			135,012		1,026,058
Power Grid Corporation of India Ltd.			262,711		997,442
Tube Investments of India Ltd.			21,939		1,167,383
Zomato Ltd.			316,552	[h]	908,989
				12,257,699
Indonesia - .7%
Bank Mandiri Persero TBK PT			15,760,500		6,720,924
Ireland - .9%
Experian PLC			118,716		5,798,964
Ryanair Holdings PLC, ADR			73,725		3,263,068
				9,062,032
Netherlands - .6%
Universal Music Group NV			245,730		6,182,085
Switzerland - 3.1%
Alcon, Inc.			143,599	[c]	13,203,928
Lonza Group AG			15,946	[h]	9,863,535
Nestle SA			74,524		7,047,022
				30,114,485

Description				Shares		Value ($)
Common Stocks - 45.6% (continued)
Taiwan - 1.9%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR				98,159		18,703,216
United Kingdom - 8.6%
3i Group PLC				115,323		4,720,447
AstraZeneca PLC				69,639		9,900,710
BAE Systems PLC				367,345		5,923,620
Diageo PLC				156,779		4,888,328
Informa PLC				534,711		5,603,911
Land Securities Group PLC				918,826		7,155,928
London Stock Exchange Group PLC				38,836		5,276,168
Reckitt Benckiser Group PLC				97,189		5,869,841
RELX PLC				104,692		4,858,942
Rolls-Royce Holdings PLC				829,920	[h]	5,760,545
Shell PLC				376,091		12,510,727
Unilever PLC				203,902		12,468,383
					84,937,550
United States - 23.0%
Alphabet, Inc., Cl. A				40,161		6,871,949
Amazon.com, Inc.				84,323	[h]	15,717,807
AMETEK, Inc.				49,437		9,063,780
Apple, Inc.				67,076		15,153,139
CME Group, Inc.				44,321		9,988,181
Danaher Corp.				22,803		5,601,785
Deere & Co.				12,577		5,089,786
Dominion Energy, Inc.				163,346		9,723,987
Eli Lilly & Co.				7,966		6,609,709
Freeport-McMoRan, Inc.				109,138		4,913,393
GE Vernova, Inc.				15,530	[h]	4,684,780
Hubbell, Inc.				21,955		9,375,444
JPMorgan Chase & Co.				56,679		12,578,204
Lam Research Corp.				100,780		7,492,993
Linde PLC				28,217		12,871,185
Mastercard, Inc., Cl. A				13,127		6,558,118
Microsoft Corp.				58,023		23,577,646
Netflix, Inc.				7,350	[h]	5,556,820
NVIDIA Corp.				75,661		10,044,754
Oracle Corp.				28,858		4,843,527
Phillips 66				30,323		3,693,948
Pinterest, Inc., Cl. A				128,190	[h]	4,075,160
The Goldman Sachs Group, Inc.				18,116		9,380,284
The Walt Disney Company				112,818		10,853,092
Uber Technologies, Inc.				71,019	[h]	5,116,919
Zoetis, Inc.				43,632		7,800,529
					227,236,919
Total Common Stocks (cost $361,411,838)				450,422,013
Description /Number of Contracts/Counterparty	Exercise Price		Expiration Date	Notional Amount ($)	[a]	Value ($)
Options Purchased - .4%
Put Options - .4%
Euro Stoxx 50 Price EUR, Contracts 1,844	EUR	4,700	11/15/2024	86,668,000		760,202

CONSOLIDATED STATEMENT OF INVESTMENTS (continued)

Description /Number of Contracts/Counterparty	Exercise Price		Expiration Date	Notional Amount ($)	[a]	Value ($)
Options Purchased - .4% (continued)
Put Options - .4% (continued)
Euro Stoxx 50 Price EUR, Contracts 1,500	EUR	4,800	11/15/2024	72,000,000		1,102,978
FTSE 100 Index, Contracts 573	GBP	7,700	12/20/2024	44,121,000		354,651
S&P 500 Index, Contracts 266		5,400	11/15/2024	143,640,000		539,980
S&P 500 Index, Contracts 460		4,950	12/20/2024	227,700,000		1,021,200
Total Options Purchased (cost $11,565,377)				3,779,011
				Shares
Exchange-Traded Funds - 3.8%
United States - 3.8%
Graniteshares Gold Trust				297,248	[h,i]	8,055,421
iShares Gold Trust				113,066	[h,i]	5,861,341
iShares Silver Trust				574,973	[h,i]	17,139,945
SPDR Gold Shares				25,777	[h,i]	6,534,727
Total Exchange-Traded Funds (cost $31,421,685)				37,591,434
	Annualized Yield ($)		Maturity Date	Principal Amount ($)
Short-Term Investments - 1.7%
Brazil - 1.7%
Brazil Letras do Tesouro Nacional, Treasury Bills (cost $20,207,698)	BRL	9.94	7/1/2027	133,728,000	[j]	16,770,018
Description	1-Day Yield (%)			Shares
Investment Companies - 6.2%
Closed-end Investment Companies - 3.5%
Amedeo Air Four Plus Ltd.				1,869,830		1,193,525
Greencoat UK Wind PLC				6,409,435		10,954,357
The BioPharma Credit Fund PLC				13,330,690	[c]	11,473,725
The Fund Riverstone Credit Opportunities Income PLC				2,906,262	[h]	2,237,573
The Renewables Infrastructure Group Ltd.				7,163,244		8,973,226
					34,832,406
Registered Investment Companies - 2.7%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares		4.95		26,656,757	[k]	26,656,757
Total Investment Companies (cost $69,357,401)				61,489,163

Description	1-Day Yield (%)	Shares	Value ($)
Investment of Cash Collateral for Securities Loaned - 3.7%
Registered Investment Companies - 3.7%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $36,832,554)	4.95	36,832,554	[k] 36,832,554
Total Investments (cost $915,540,309)		99.4%	982,923,561
Cash and Receivables (Net)		0.6%	5,789,098
Net Assets		100.0%	988,712,659

ADR—American Depositary Receipt

ETF—Exchange-Traded Fund

SPDR—Standard & Poor's Depository Receipt

USBMMY—U.S. Treasury Bill Money Market Yield

BRL—Brazilian Real

EUR—Euro

GBP—British Pound

IDR—Indonesian Rupiah

JPY—Japanese Yen

MXN—Mexican Peso

a Amount stated in U.S. Dollars unless otherwise noted above.

b Security is a perpetual bond with no specified maturity date. Maturity date shown is next reset date of the bond.

c Security, or portion thereof, on loan. At October 31, 2024, the value of the fund’s securities on loan was $35,341,291 and the value of the collateral was $36,832,554, consisting of cash collateral. In addition, the value of collateral may include pending sales that are also on loan.

d Security issued with a zero coupon. Income is recognized through the accretion of discount.

e Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2024, these securities were valued at $11,735,700 or 1.19% of net assets.

f Variable rate security—interest rate resets periodically and rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

g Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

h Non-income producing security.

i These securities are wholly-owned by the Subsidiary referenced in Note 1.

j Security is a discount security. Income is recognized through the accretion of discount.

k Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

See notes to consolidated financial statements.

Affiliated Issuers
Description	Value ($) 10/31/2023	Purchases ($)†	Sales ($)	Value ($) 10/31/2024	Dividends/ Distributions ($)
Registered Investment Companies - 2.7%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - 2.7%	26,495,300	883,915,744	(883,754,287)	26,656,757	1,821,939
Investment of Cash Collateral for Securities Loaned - 3.7%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - 3.7%	10,900,340	443,713,021	(417,780,807)	36,832,554	17,632	††
Total - 6.4%	37,395,640	1,327,628,765	(1,301,535,094)	63,489,311	1,839,571

† Includes reinvested dividends/distributions.

†† Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

See notes to consolidated financial statements.

CONSOLIDATED STATEMENT OF INVESTMENTS (continued)

Futures
Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized (Depreciation) ($)
Futures Long
DJ Euro Stoxx 50	1,383	12/20/2024	74,197,699[a]	72,720,678	(1,477,021)
FTSE China A50 Index	1,566	11/28/2024	21,230,983	20,700,954	(530,029)
Long Gilt	324	12/27/2024	39,904,972[a]	39,288,200	(616,772)
Standard & Poor's 500 E-mini	171	12/20/2024	49,738,940	49,064,175	(674,765)
U.S. Treasury 10 Year Notes	135	12/19/2024	15,356,469	14,913,281	(443,188)
U.S. Treasury Long Bonds	208	12/19/2024	25,689,374	24,537,500	(1,151,874)
Gross Unrealized Depreciation				(4,893,649)

a Notional amounts in foreign currency have been converted to USD using relevant foreign exchange rates.

See notes to consolidated financial statements.

Options Written
Description/ Contracts/ Counterparties	Exercise Price	Expiration Date	Notional Amount ($)	[a]	Value ($)
Call Options:
J.P. Morgan Securities LLC, Contracts 15	140.00	12/20/2024	2,100,000	GBP	(1,257)
Nvidia Corp, Contracts 265	124.00	11/15/2024	3,286,000		(304,750)
U.S Treasury Bond December Future, Contracts 417	123.00	11/22/2024	51,291,000		(162,891)
U.S Treasury Bond December Future, Contracts 84	124.00	11/22/2024	10,416,000		(22,313)
Put Options:
adidas Ag, Contracts 64	200.00	12/20/2024	1,280,000	EUR	(19,632)
Euro Stoxx 50 Price EUR, Contracts 1,844	4,500	11/15/2024	82,980,000	EUR	(254,738)
J.P. Morgan Securities LLC, Contracts 29	110.00	12/20/2024	3,190,000	GBP	(152,381)
Netflix Inc, Contracts 39	710.00	12/20/2024	2,769,000		(44,655)
S&P 500 Index, Contracts 460	4,550	12/20/2024	209,300,000		(561,200)
S&P 500 Index, Contracts 266	5,100	11/15/2024	135,660,000		(218,120)
Societe Generale, Contracts 46	570.00	12/20/2024	2,622,000	EUR	(56,391)
Societe Generale, Contracts 71	600.00	12/20/2024	4,260,000	EUR	(199,795)
UBS Securities LLC, Contracts 492	4.20	12/20/2024	2,066,400	GBP	(19,032)
U.S Treasury Bond December Future, Contracts 84	114.00	11/22/2024	9,576,000		(52,500)
U.S Treasury Bond December Future, Contracts 250	124.00	11/22/2024	31,000,000		(1,570,312)
Total Options Written (premiums received $6,703,168)					(3,639,967)

a Notional amount stated in U.S. Dollars unless otherwise indicated.

EUR—Euro

GBP—British Pound

See notes to consolidated financial statements.

Forward Foreign Currency Exchange Contracts
Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
Barclays Capital, Inc.
United States Dollar	1,761,876	British Pound	1,346,765	1/16/2025	25,669
Swiss Franc	258,182	United States Dollar	305,988	11/13/2024	(6,563)
United States Dollar	3,250,359	Mexican Peso	63,300,747	12/17/2024	112,700
CIBC World Markets Corp.
United States Dollar	1,001,697	Danish Krone	6,679,631	12/17/2024	25,169
British Pound	3,877,473	United States Dollar	5,036,866	1/16/2025	(38,149)
Citigroup Global Markets, Inc.
United States Dollar	512,554	Swiss Franc	443,418	11/13/2024	(1,696)
J.P. Morgan Securities LLC
United States Dollar	623,910	Danish Krone	4,160,235	12/17/2024	15,705
Euro	7,389,101	United States Dollar	8,053,368	1/16/2025	11,448
United States Dollar	1,263,231	British Pound	972,369	1/16/2025	9,683
RBS Securities, Inc.
United States Dollar	2,526,878	British Pound	1,942,603	1/16/2025	22,535
United States Dollar	1,628,075	Danish Krone	10,918,202	12/17/2024	31,889
Euro	1,045,530	United States Dollar	1,150,212	1/16/2025	(9,071)
State Street Bank & Trust Company
Australian Dollar	29,544,641	United States Dollar	20,401,609	12/17/2024	(949,287)
United States Dollar	149,894,924	Euro	136,009,906	1/16/2025	1,447,234
United States Dollar	20,618,520	Swiss Franc	17,654,420	11/13/2024	143,943
United States Dollar	199,601,622	British Pound	152,414,746	1/16/2025	3,113,297
United States Dollar	11,509,524	Indonesian Rupiah	181,518,555,677	1/16/2025	(27,881)
United States Dollar	12,339,239	Brazilian Real	67,794,244	12/17/2024	675,946
Mexican Peso	605,400,000	United States Dollar	30,624,478	12/17/2024	(616,319)
United States Dollar	44,398,909	Mexican Peso	882,460,221	12/17/2024	657,569
UBS Securities LLC
Swiss Franc	3,631,916	United States Dollar	4,317,485	11/13/2024	(105,399)
United States Dollar	998,842	Danish Krone	6,683,717	12/17/2024	21,717
Euro	5,197,426	United States Dollar	5,693,857	1/16/2025	(21,139)
United States Dollar	3,360,024	Euro	3,078,360	1/16/2025	155
British Pound	7,077,771	United States Dollar	9,264,094	1/16/2025	(139,653)
Gross Unrealized Appreciation					6,314,659
Gross Unrealized Depreciation					(1,915,157)

See notes to consolidated financial statements.

CONSOLIDATED STATEMENT OF INVESTMENTS (continued)

OTC Total Return Swaps
Received Reference Entity	Paid Reference Entity	Counterparties	Maturity Date	Notional Amount ($)	Unrealized Appreciation (Depreciation) ($)
USD - GSVISK2S at Maturity	USD Maturity Fixed at 0.00%	Goldman Sachs & Co. LLC	2/28/25	88,153,946	1,201,770
USD - BXIINIM3 at Maturity[1]	USD Maturity Fixed at 0.60%	Barclays Capital, Inc.	11/25/24	80,519,210	511,415
USD - BXIINIF3 at Maturity[1]	USD Maturity Fixed at 0.60%	Barclays Capital, Inc.	12/6/24	85,072,778	4,972,628
USD - CIEQVHG4 at Maturity[1]	USD 6 Month Fixed at 0.00%	Citigroup Global Markets, Inc.	1/5/25	34,526,497	(1,301,337)
USD - GSVLTYIA at Maturity	USD - FEDL01 5.33% at Maturity	Goldman Sachs & Co. LLC	3/9/26	41,795,514	2,855,537
Gross Unrealized Appreciation					9,541,350
Gross Unrealized Depreciation					(1,301,337)

USD—United States Dollar

BXIINIM3—Barclays NIM3 Index

BXIINIF3—Barclays NIF3 Index

GSVISK2S—GS Systematic Skew US Series 2S Excess Return Strategy

CIEQVHG4—Citi High Yield CB Volatility Carry Series 4 Index

GSVLTYIA—GS Treasury Inter-Weekly Volatility Carry

FEDL01—Effective Federal Funds Rate

1 Underlying reference is the Index which is a basket of underlying securities listed within Custom Basket Table. Payment to or from Counterparties is based on the underlying components of the Basket.

See notes to consolidated financial statements.

Custom Basket
Underlying	Effective Date	Termination Date	Volatility Strike (%)	Vega Notional		Index (%)
Barclays NIF3 Index
S&P 500 Variance Swap	10/25/2024	11/1/2024	13.99	63,744	USD	100%
Barclays NIM3 Index
S&P 500 Variance Swap	10/28/2024	11/4/2024	14.30	120,308	USD	100%

See notes to consolidated financial statements.

Custom Basket
Underlying	Strike	Expiration Date	Shares	Value	Index (%)
CIEQVHG4
Cash:
USD			65,685,797	65,685,797	190.2%
Equity:
Ishares Iboxx $ High Yield Corporate Bond Etf			(346,765)	(27,442,983)	-79.5%
Options:
Ishares Iboxx $ High Yield Corporate Bond Etf Call	78	11/15/2024	(435,749)	(429,867)	-1.2%
Ishares Iboxx $ High Yield Corporate Bond Etf Call	79	11/15/2024	(816,414)	(271,430)	-0.8%
Ishares Iboxx $ High Yield Corporate Bond Etf Call	80	11/15/2024	(70,279)	(2,811)	0.0%
Ishares Iboxx $ High Yield Corporate Bond Etf Put	76	11/15/2024	(61,168)	(3,350)	0.0%

Custom Basket (continued)
Underlying	Strike	Expiration Date	Shares	Value	Index (%)
Options: (continued)
Ishares Iboxx $ High Yield Corporate Bond Etf Put	77	11/15/2024	(507,687)	(45,451)	-0.1%
Ishares Iboxx $ High Yield Corporate Bond Etf Put	78	11/15/2024	(672,149)	(133,378)	-0.4%
Ishares Iboxx $ High Yield Corporate Bond Etf Put	79	11/15/2024	(76,642)	(41,576)	-0.1%
Ishares Iboxx $ High Yield Corporate Bond Etf Call	79	12/20/2024	(571,404)	(176,254)	-0.5%
Ishares Iboxx $ High Yield Corporate Bond Etf Call	80	12/20/2024	(703,036)	(57,718)	-0.2%
Ishares Iboxx $ High Yield Corporate Bond Etf Put	77	12/20/2024	(54,546)	(17,642)	-0.1%
Ishares Iboxx $ High Yield Corporate Bond Etf Put	78	12/20/2024	(489,125)	(274,946)	-0.8%
Ishares Iboxx $ High Yield Corporate Bond Etf Put	79	12/20/2024	(730,770)	(745,385)	-2.2%
Ishares Iboxx $ High Yield Corporate Bond Etf Call	79	1/17/2025	(605,694)	(371,323)	-1.1%
Ishares Iboxx $ High Yield Corporate Bond Etf Call	80	1/17/2025	(534,842)	(104,238)	-0.3%
Ishares Iboxx $ High Yield Corporate Bond Etf Put	78	1/17/2025	(756,167)	(486,041)	-1.4%
Ishares Iboxx $ High Yield Corporate Bond Etf Put	79	1/17/2025	(384,370)	(397,823)	-1.2%
Ishares Iboxx $ High Yield Corporate Bond Etf Call	79	2/21/2025	(123,072)	(59,307)	-0.2%
Ishares Iboxx $ High Yield Corporate Bond Etf Call	80	2/21/2025	(1,847)	(661)	0.0%
Ishares Iboxx $ High Yield Corporate Bond Etf Put	78	2/21/2025	(124,920)	(97,116)	-0.3%
Total Basket Value				34,526,497

See notes to consolidated financial statements.

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES

October 31, 2024

	Cost	Value
Assets ($):
Investments in securities—See Consolidated Statement of Investments (including securities on loan, valued at $35,341,291)—Note 1(c):
Unaffiliated issuers	852,050,998	919,434,250
Affiliated issuers	63,489,311	63,489,311
Cash		4,006,963
Cash denominated in foreign currency	2,326,432	2,309,465
Cash collateral held by broker—Note 4		23,640,185
Unrealized appreciation on over-the-counter swap agreements—Note 4		9,541,350
Unrealized appreciation on forward foreign currency exchange contracts—Note 4		6,314,659
Dividends, interest and securities lending income receivable		4,419,334
Tax reclaim receivable—Note 1(b)		2,301,185
Receivable for shares of Common Stock subscribed		1,698,165
Receivable for investment securities sold		705,879
Prepaid expenses		50,544
		1,037,911,290
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(c)		709,539
Liability for securities on loan—Note 1(c)		36,832,554
Outstanding options written, at value (premiums received $6,703,168)—Note 4		3,639,967
Payable for futures variation margin—Note 4		2,554,041
Unrealized depreciation on forward foreign currency exchange contracts—Note 4		1,915,157
Unrealized depreciation on over-the-counter swap agreements—Note 4		1,301,337
Payable for investment securities purchased		985,373
Payable for shares of Common Stock redeemed		912,015
Foreign capital gains tax payable—Note 1(b)		97,256
Directors’ fees and expenses payable		30,491
Other accrued expenses		220,901
		49,198,631
Net Assets ($)		988,712,659
Composition of Net Assets ($):
Paid-in capital		994,493,848
Total distributable earnings (loss)		(5,781,189)
Net Assets ($)		988,712,659

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	31,187,662	14,200,711	658,862,455	284,461,831
Shares Outstanding	1,963,500	934,512	41,259,609	17,799,941
Net Asset Value Per Share ($)	15.88	15.20	15.97	15.98

See notes to consolidated financial statements.

CONSOLIDATED STATEMENT OF OPERATIONS

Year Ended October 31, 2024

Investment Income ($):
Income:
Interest (net of $67,304 foreign taxes withheld at source)	29,998,504
Dividends (net of $501,956 foreign taxes withheld at source):
Unaffiliated issuers	14,500,418
Affiliated issuers	1,821,939
Income from securities lending—Note 1(c)	17,632
Total Income	46,338,493
Expenses:
Management fee—Note 3(a)	8,959,448
Shareholder servicing costs—Note 3(c)	919,636
Professional fees	380,872
Subsidiary management fees—Note 3(a)	336,829
Prospectus and shareholders’ reports	186,890
Custodian fees—Note 3(c)	173,475
Distribution fees—Note 3(b)	131,660
Directors’ fees and expenses—Note 3(d)	122,990
Registration fees	101,052
Chief Compliance Officer fees—Note 3(c)	22,366
Interest expense—Note 2	18,363
Loan commitment fees—Note 2	17,578
Miscellaneous	73,611
Total Expenses	11,444,770
Less—reduction in expenses due to undertaking—Note 3(a)	(609,034)
Less—reduction in fees due to earnings credits—Note 3(c)	(1,656)
Net Expenses	10,834,080
Net Investment Income	35,504,413
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	102,221,269
Net realized gain (loss) on futures	14,548,576
Net realized gain (loss) on options transactions	(5,879,116)
Net realized gain (loss) on forward foreign currency exchange contracts	(20,298,014)
Net realized gain (loss) on swap agreements	21,325,836
Net realized gain (loss) on foreign capital gains tax	(121,692)
Net Realized Gain (Loss)	111,796,859
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	63,081,077
Net change in unrealized appreciation (depreciation) on futures	1,998,728
Net change in unrealized appreciation (depreciation) on options transactions	(3,007,543)
Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts	1,259,958
Net change in unrealized appreciation (depreciation) on swap agreements	(12,209,868)
Net change in unrealized appreciation (depreciation) on foreign capital gains tax	(97,256)
Net Change in Unrealized Appreciation (Depreciation)	51,025,096
Net Realized and Unrealized Gain (Loss) on Investments	162,821,955
Net Increase in Net Assets Resulting from Operations	198,326,368

See notes to consolidated financial statements.

CONSOLIDATED STATEMENT OF CHANGES IN NET ASSETS

	Year Ended October 31,
	2024	2023
Operations ($):
Net investment income	35,504,413	68,603,679
Net realized gain (loss) on investments	111,796,859	(305,147,083)
Net change in unrealized appreciation (depreciation) on investments	51,025,096	204,239,705
Net Increase (Decrease) in Net Assets Resulting from Operations	198,326,368	(32,303,699)
Distributions ($):
Distributions to shareholders:
Class A	-	(4,931,732)
Class C	-	(2,434,550)
Class I	(1,336,338)	(209,226,542)
Class Y	(1,323,999)	(75,411,787)
Total Distributions	(2,660,337)	(292,004,611)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	9,489,004	14,102,843
Class C	478,938	1,073,354
Class I	119,082,479	426,763,945
Class Y	17,733,271	97,790,600
Distributions reinvested:
Class A	-	4,522,247
Class C	-	2,093,911
Class I	1,248,689	194,153,021
Class Y	655,110	27,974,458
Cost of shares redeemed:
Class A	(17,413,245)	(45,993,737)
Class C	(8,591,705)	(11,124,821)
Class I	(625,339,037)	(1,838,137,110)
Class Y	(321,465,566)	(444,161,146)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(824,122,062)	(1,570,942,435)
Total Increase (Decrease) in Net Assets	(628,456,031)	(1,895,250,745)
Net Assets ($):
Beginning of Period	1,617,168,690	3,512,419,435
End of Period	988,712,659	1,617,168,690

	Year Ended October 31,
	2024	2023
Capital Share Transactions (Shares):
Class Aa,b
Shares sold	615,829	963,142
Shares issued for distributions reinvested	-	310,594
Shares redeemed	(1,129,214)	(3,109,483)
Net Increase (Decrease) in Shares Outstanding	(513,385)	(1,835,747)
Class Cb
Shares sold	32,432	75,248
Shares issued for distributions reinvested	-	148,189
Shares redeemed	(583,687)	(791,638)
Net Increase (Decrease) in Shares Outstanding	(551,255)	(568,201)
Class Ia
Shares sold	7,796,439	28,742,314
Shares issued for distributions reinvested	83,580	13,298,152
Shares redeemed	(41,363,978)	(125,561,264)
Net Increase (Decrease) in Shares Outstanding	(33,483,959)	(83,520,798)
Class Ya
Shares sold	1,157,719	6,662,912
Shares issued for distributions reinvested	43,849	1,913,438
Shares redeemed	(21,520,688)	(30,000,029)
Net Increase (Decrease) in Shares Outstanding	(20,319,120)	(21,423,679)

[a]

During the period ended October 31, 2024, 559,039 Class Y shares representing $8,481,332 were exchanged for 559,709 Class I shares, 11,381 Class A shares representing $179,700 were exchanged for 11,323 Class I shares and during the period ended October 31, 2023, 574,542 Class Y shares representing $8,588,094 were exchanged for 575,714 Class I shares.

[b]	During the period ended October 31, 2024, 4,202 Class C shares representing $64,239 were automatically converted to 4,024 Class A shares.
See notes to consolidated financial statements.

CONSOLIDATED FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

	Year Ended October 31,
Class A Shares	2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	13.78	15.60	17.62	15.56	15.37
Investment Operations:
Net investment income[a]	.42	.35	.13	.11	.17
Net realized and unrealized gain (loss) on investments	1.68	(.82)	(1.89)	2.15	.35
Total from Investment Operations	2.10	(.47)	(1.76)	2.26	.52
Distributions:
Dividends from net investment income	-	(1.35)	(.26)	(.20)	(.33)
Net asset value, end of period	15.88	13.78	15.60	17.62	15.56
Total Return (%)[b]	15.07	(3.39)	(10.16)	14.60	3.42
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.21[c]	1.16[c]	1.11[c]	1.15[c]	1.21
Ratio of net expenses to average net assets[d]	1.15[c]	1.13[c]	1.09[c]	1.10[c]	1.12
Ratio of net investment income to average net assets	2.73[c]	2.38[c]	.77[c]	.66[c]	1.11
Portfolio Turnover Rate	77.47	77.27	73.19	71.67	91.18
Net Assets, end of period ($ x 1,000)	31,188	34,135	67,259	73,055	40,929

a Based on average shares outstanding.

b Exclusive of sales charge.

c Amounts do not include the expenses of the underlying funds.

d Reflected is the waiver of the Subsidiary management fee.

See notes to consolidated financial statements.

	Year Ended October 31,
Class C Shares	2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	13.28	15.06	17.04	15.06	14.89
Investment Operations:
Net investment income (loss)[a]	.29	.23	(.01)	(.02)	.05
Net realized and unrealized gain (loss) on investments	1.63	(.78)	(1.83)	2.08	.33
Total from Investment Operations	1.92	(.55)	(1.84)	2.06	.38
Distributions:
Dividends from net investment income	-	(1.23)	(.14)	(.08)	(.21)
Net asset value, end of period	15.20	13.28	15.06	17.04	15.06
Total Return (%)[b]	14.29	(4.17)	(10.84)	13.72	2.57
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.97[c]	1.94[c]	1.89[c]	1.93[c]	1.99
Ratio of net expenses to average net assets[d]	1.90[c]	1.90[c]	1.87[c]	1.88[c]	1.90
Ratio of net investment income (loss) to average net assets	1.98[c]	1.61[c]	(.03)[c]	(.12)[c]	.34
Portfolio Turnover Rate	77.47	77.27	73.19	71.67	91.18
Net Assets, end of period ($ x 1,000)	14,201	19,737	30,939	37,947	27,814

a Based on average shares outstanding.

b Exclusive of sales charge.

c Amounts do not include the expenses of the underlying funds.

d Reflected is the waiver of the Subsidiary management fee.

See notes to consolidated financial statements.

CONSOLIDATED FINANCIAL HIGHLIGHTS (continued)

	Year Ended October 31,
Class I Shares	2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	13.84	15.67	17.69	15.62	15.42
Investment Operations:
Net investment income[a]	.45	.38	.16	.15	.20
Net realized and unrealized gain (loss) on investments	1.70	(.81)	(1.89)	2.15	.36
Total from Investment Operations	2.15	(.43)	(1.73)	2.30	.56
Distributions:
Dividends from net investment income	(.02)	(1.40)	(.29)	(.23)	(.36)
Net asset value, end of period	15.97	13.84	15.67	17.69	15.62
Total Return (%)	15.39	(3.17)	(9.97)	14.83	3.65
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.96[b]	.94[b]	.90[b]	.94[b]	1.00
Ratio of net expenses to average net assets[c]	.90[b]	.90[b]	.88[b]	.89[b]	.90
Ratio of net investment income to average net assets	2.98[b]	2.60[b]	.97[b]	.86[b]	1.34
Portfolio Turnover Rate	77.47	77.27	73.19	71.67	91.18
Net Assets, end of period ($ x 1,000)	658,862	1,034,484	2,479,355	2,667,773	1,939,181

a Based on average shares outstanding.

b Amounts do not include the expenses of the underlying funds.

c Reflected is the waiver of the Subsidiary management fee.

See notes to consolidated financial statements.

	Year Ended October 31,
Class Y Shares	2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	13.87	15.70	17.73	15.64	15.45
Investment Operations:
Net investment income[a]	.46	.40	.18	.17	.22
Net realized and unrealized gain (loss) on investments	1.70	(.82)	(1.91)	2.16	.34
Total from Investment Operations	2.16	(.42)	(1.73)	2.33	.56
Distributions:
Dividends from net investment income	(.05)	(1.41)	(.30)	(.24)	(.37)
Net asset value, end of period	15.98	13.87	15.70	17.73	15.64
Total Return (%)	15.44	(3.12)	(9.87)	15.03	3.66
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.87[b]	.84[b]	.81[b]	.84[b]	.89
Ratio of net expenses to average net assets[c]	.84[b]	.81[b]	.79[b]	.79[b]	.81
Ratio of net investment income to average net assets	3.03[b]	2.71[b]	1.07[b]	.97[b]	1.44
Portfolio Turnover Rate	77.47	77.27	73.19	71.67	91.18
Net Assets, end of period ($ x 1,000)	284,462	528,812	934,867	1,014,628	877,533

a Based on average shares outstanding.

b Amounts do not include the expenses of the underlying funds.

c Reflected is the waiver of the Subsidiary management fee.

See notes to consolidated financial statements.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

BNY Mellon Global Real Return Fund (the “fund”) is a separate diversified series of BNY Mellon Advantage Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering seven series, including the fund. The fund’s investment objective is to seek total return (consisting of capital appreciation and income). BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser. Newton Investment Management Limited (the “Sub-Adviser” or “NIM”), an indirect wholly-owned subsidiary of BNY and an affiliate of the Adviser, serves as the fund’s sub-adviser. NIM has entered into a sub-sub-investment advisory agreement with its affiliate, Newton Investment Management North America, LLC (“NIMNA”), which enables NIMNA to provide certain advisory services to the Sub-Adviser for the benefit of the fund, including, but not limited to, portfolio management services. NIMNA is subject to the supervision of NIM and the Adviser. NIMNA is also an affiliate of the Adviser. NIMNA’s principal office is located at BNY Mellon Center, 201 Washington Street, Boston, MA 02108. NIMNA is an indirect subsidiary of BNY.

The fund may gain investment exposure to global commodity markets through investments in GRR Commodity Fund Ltd., (the “Subsidiary”), a wholly-owned and controlled subsidiary of the fund organized under the laws of the Cayman Islands. The Subsidiary has the ability to invest in commodities and securities consistent with the investment objective of the fund. The Adviser serves as investment adviser for the Subsidiary, the Sub-Adviser serves as the Subsidiary’s sub-investment advisor and Citibank N.A. serves as the Subsidiary’s custodian. The financial statements have been consolidated and include the accounts of the fund and the Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the fund and the Subsidiary, comprising the entire issued share capital of the Subsidiary, with the intent that the fund will remain the sole shareholder and retain all rights. Under the Amended and Restated Memorandum and Articles of Association, shares issued by the Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Subsidiary. The following summarizes the structure and relationship of the Subsidiary at October 31, 2024:

Subsidiary Activity
Consolidated Fund Net Assets ($)	988,712,659
Subsidiary Percentage of Fund Net Assets	4.10%
Subsidiary Financial Statement Information ($)
Total Assets	41,598,397
Total Liabilities	1,033,213
Net Assets	40,565,184
Total Income	-
Total Expenses	466,565
Net Investment (Loss)	(466,565)
Net Realized Gain (Loss)	5,590,294
Net Change in Unrealized Appreciation (Depreciation)	6,147,108
Net Realized and Unrealized Gain (Loss) on Investments	11,737,402
Net Increase in Net Assets Resulting from Operations	11,270,837

BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of fund’s shares. The fund is authorized to issue 550 million shares of $.001 par value Common Stock. The fund currently has authorized four classes of shares: Class A (45 million shares authorized), Class C (45 million shares authorized), Class I (255 million shares authorized) and Class Y (205 million shares authorized). Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear Distribution and/or Shareholder Services Plan fees. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a contingent deferred sales charge (“CDSC”) of 1.00% if redeemed within one year. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares eight years after the date of purchase, without the imposition of a sales charge. Class I shares are sold primarily to bank trust departments and other financial service providers (including BNY and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution or Shareholder Services Plan fees. Class Y shares are sold at net asset value per share generally to institutional investors, and bear no Distribution or Shareholder Services Plan fees. Class I and Class Y shares are offered without a front-end sales charge or CDSC. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s consolidated financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Company’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills), forward foreign currency exchange contracts (“forward contracts”), futures and options, are valued each business day by one or more independent pricing services (each, a “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by a Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Services are engaged under the general supervision of the Board. These securities are generally categorized within Level 2 of the fair value hierarchy.

Investments in equity securities and exchanged-traded funds are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a Service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy. Futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Swaps agreements are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of October 31, 2024 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs		Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Corporate Bonds and Notes	-	114,262,296		-	114,262,296
Equity Securities - Common Stocks	272,192,124	178,229,889	††	-	450,422,013
Exchange-Traded Funds	37,591,434	-		-	37,591,434
Foreign Governmental	-	84,023,894		-	84,023,894
Investment Companies	63,489,311	34,832,406	††	-	98,321,717
U.S. Treasury Securities	-	194,523,196		-	194,523,196
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts†††	-	6,314,659		-	6,314,659
Options Purchased	3,779,011	-		-	3,779,011
Swap Agreements†††	-	9,541,350		-	9,541,350
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts†††	-	(1,915,157)		-	(1,915,157)
Futures†††	(4,893,649)	-		-	(4,893,649)
Options Written	(3,639,967)	-		-	(3,639,967)
Swap Agreements†††	-	(1,301,337)		-	(1,301,337)

† See Consolidated Statement of Investments for additional detailed categorizations, if any.

†† Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.

††† Amount shown represents unrealized appreciation (depreciation) at period end, but only variation margin on exchange-traded and centrally cleared derivatives, if any, are reported in the Consolidated Statement of Assets and Liabilities.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

Foreign taxes: The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the fund invests. These foreign taxes, if any, are paid by the fund and are reflected in the Consolidated Statement of Operations, if applicable. Foreign taxes payable or deferred or those subject to reclaims as of October 31, 2024, if any, are disclosed in the fund’s Consolidated Statement of Assets and Liabilities.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. Any non-cash collateral received cannot be sold or re-pledged by the fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in the fund’s Consolidated Statement of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended October 31, 2024, BNY earned $2,086 from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.

For financial reporting purposes, the fund elects not to offset assets and liabilities subject to a securities lending agreement, if any, in the Consolidated Statement of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Consolidated Statement of Assets and Liabilities. As of October 31, 2024, the fund had securities lending and the impact of netting of assets and liabilities and the offsetting of collateral pledged or received, if any, based on contractual netting/set-off provisions in the securities lending agreement are detailed in the following table:

	Assets ($)		Liabilities ($)
Securities Lending	35,341,291		-
Total gross amount of assets and liabilities in the Consolidated Statement of Assets and Liabilities	35,341,291		-
Collateral (received)/posted not offset in the Consolidated Statement of Assets and Liabilities	(35,341,291)	[1]	-
Net amount	-		-
[1]

The value of the related collateral received by the fund normally exceeded the value of the securities loaned by the fund pursuant to the securities lending agreement. In addition, the value of collateral may include pending sales that are also on loan. See Statement of Investments for detailed information regarding collateral received for open securities lending.

(d) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.

(e) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.

Foreign Investment Risk: To the extent the fund invests in foreign securities, the fund’s performance will be influenced by political, social and economic factors affecting investments in foreign issuers. Special risks associated with investments in foreign issuers include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards.

Subsidiary Risk: To the extent the fund invests in the subsidiary, the fund will be indirectly exposed to the risks associated with the subsidiary’s investments. The subsidiary principally invests in commodity-related instruments, including futures and options contracts, swap agreements and pooled investment vehicles that invest in commodities, and the fund's investment in the subsidiary is subject to the same risks that apply to similar investments if held directly by the fund. Changes in applicable laws governing the subsidiary could prevent the fund or the subsidiary from operating as described in the prospectus and could negatively affect the fund and its shareholders. There also may be federal income tax risks associated with the fund’s investment in the subsidiary.

Derivatives Risk: A small investment in derivatives could have a potentially large impact on the fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets, and the fund’s use of derivatives may result in losses to the fund. Derivatives in which the fund may invest can be highly volatile, illiquid and difficult to value, and there is the risk that changes in the value of a derivative held by the fund will not correlate with the underlying assets or the fund’s other investments in the manner intended.

Fixed-Income Market Risk: The market value of a fixed-income security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates). An unexpected increase in fund redemption requests, including requests from shareholders who may own a significant percentage of the fund’s shares, which may be triggered by market turmoil or an increase in interest rates, could cause the fund to sell its holdings at a loss or at undesirable prices and adversely affect the fund’s share price and increase the fund’s liquidity risk, fund expenses and/or taxable distributions. Federal Reserve policy in response to market conditions, including with respect to interest rates, may adversely affect the value, volatility and liquidity of dividend and interest paying securities. Policy and legislative changes worldwide are affecting many aspects of financial regulation. The impact of these changes on the markets and the practical implications for market participants may not be fully known for some time.

(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Code. Therefore, the fund is required to increase its taxable income by its share of the Subsidiary’s income. Net investment losses of the Subsidiary cannot be deducted by the fund in the current period nor carried forward to offset taxable income in future periods.

As of and during the period ended October 31, 2024, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Consolidated Statement of Operations. During the period ended October 31, 2024, the fund did not incur any interest or penalties.

Each tax year in the four-year period ended October 31, 2024 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At October 31, 2024, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $49,611,384, accumulated capital and other losses $87,163,246 and unrealized appreciation $31,770,673.

The fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

The accumulated capital loss carryover is available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to October 31, 2024. If not applied, the fund has $87,154,896 of short-term capital losses which can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal years ended October 31, 2024 and October 31, 2023 were as follows: ordinary income $2,660,337 and $292,004,611, respectively.

During the period ended October 31, 2024, as a result of permanent book to tax differences, primarily due to the tax treatment for Subpart F income from the subsidiary, the fund decreased total distributable earnings (loss) by $5,123,729 and increased paid-in capital by the same amount. Net assets and net asset value per share were not affected by this reclassification.

NOTE 2—Bank Lines of Credit:

The fund participates with other long-term open-end funds managed by the Adviser in a $738 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY (the “BNY Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $618 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $120 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNY Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

During the period ended October 31, 2024, the fund was charged $18,363 for interest expense. These fees are included in Interest expense in the Statement of Operations. The average amount of borrowings outstanding under the Citibank Credit Facility during the period ended October 31, 2024 was approximately $287,705 with a related weighted average annualized rate of 6.38%. As of October 31, 2024, the fund has no outstanding loan balance from either Facility.

NOTE 3—Management Fee, Sub-Advisory Fee and Other Transactions with Affiliates:

(a) The Adviser has entered into separate management agreements with the fund and the Subsidiary pursuant to which the Adviser receives a management fee computed at the annual rate of .75% of the value of the average daily net assets of each of the fund and the Subsidiary which is payable monthly. The Adviser has contractually agreed for so long as the fund invests in the Subsidiary, to waive the management fee it receives from the fund in an amount equal to the management fee paid to the Adviser by the Subsidiary. The reduction in expenses, pursuant to the undertaking, amounted to $336,829 during the period ended October 31, 2024.

In addition, the Adviser has also contractually agreed, from November 1, 2023 through March 1, 2025, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of the fund’s share classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .90% of the value of the fund’s average daily net assets. On or after March 1, 2025, the Adviser may terminate this expense limitation agreement at any time. Because “acquired fund fees and expenses” are incurred indirectly by the fund, as a result of its investments in underlying funds, such fees and expenses are not included in the expense limitation. The reduction in expenses, pursuant to the undertaking, amounted to $272,205 during the period ended October 31, 2024.

Pursuant to a sub-investment advisory agreement between the Adviser and Sub-Adviser, the Adviser pays Sub-Adviser a monthly fee at an annual rate of .36% of the value of the fund’s average daily net assets.

During the period ended October 31, 2024, the Distributor retained $786 from commissions earned on sales of the fund’s Class A shares and $787 from CDSC fees on redemptions of the fund’s Class C shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. The Distributor may pay one or more Service Agents in respect of advertising, marketing and other distribution services, and determines the amounts, if any, to be paid to Service Agents

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

and the basis on which such payments are made. During the period ended October 31, 2024, Class C shares were charged $131,660 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended October 31, 2024, Class A and Class C shares were charged $85,587 and $43,887, respectively, pursuant to the Shareholder Services Plan.

The fund has an arrangement with BNY Mellon Transfer, Inc., (the “Transfer Agent”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset Transfer Agent fees. For financial reporting purposes, the fund includes transfer agent net earnings credits, if any, as an expense offset in the Consolidated Statement of Operations.

The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Consolidated Statement of Operations.

The fund compensates the Transfer Agent, under a transfer agency agreement, for providing transfer agency and cash management services for the fund. The majority of Transfer Agent fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended October 31, 2024, the fund was charged $10,831 for transfer agency services. These fees are included in Shareholder servicing costs in the Consolidated Statement of Operations. These fees were partially offset by earnings credits of $1,656.

The fund compensates the Custodian, under a custody agreement, for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended October 31, 2024, the fund was charged $173,475 pursuant to the custody agreement.

During the period ended October 31, 2024, the fund was charged $22,366 for services performed by the fund’s Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Consolidated Statement of Operations.

The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Consolidated Statement of Assets and Liabilities consist of: Management fee of $642,172, Subsidiary management fee of $28,762, Distribution Plan fees of $9,478, Shareholder Services Plan fees of $9,786, Custodian fees of $78,344, Chief Compliance Officer fees of $1,646 and Transfer Agent fees of $2,117, which are offset against an expense reimbursement currently in effect in the amount of $62,766.

(d) Each board member of the fund also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and meeting attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, futures, options transactions, forward contracts and swaps agreements, during the period ended October 31, 2024, amounted to $855,997,347 and $1,492,056,807, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. The fund enters into International Swaps and Derivatives Association, Inc. Master Agreements or similar agreements (collectively, “Master Agreements”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under a Master Agreement, the fund may offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment in the event of default or termination. Rule 18f-4 under the Act regulates the use of derivatives transactions for certain funds registered under the Act. The fund’s derivative transactions are subject to a value-at-risk leverage limit and certain reporting and other requirements pursuant to a derivatives risk management program adopted by the fund.

Each type of derivative instrument that was held by the fund during the period ended October 31, 2024 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including equity risk and interest risk, as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Consolidated Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Consolidated Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at October 31, 2024 are set forth in the Consolidated Statement of Investment.

Options Transactions: The fund purchases and writes (sells) put and call options to hedge against changes in the values of equities risk and interest rate risk or as a substitute for an investment. The fund is subject to market risk and interest rate risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying financial instrument at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying financial instrument at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument increases between those dates. The maximum payout for those contracts is limited to the number of call option contracts written and the related strike prices, respectively.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument decreases between those dates. The maximum payout for those contracts is limited to the number of put option contracts written and the related strike prices, respectively.

As a writer of an option, the fund has no control over whether the underlying financial instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the financial instrument underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. The Consolidated Statement of Operations reflects any unrealized gains or losses which occurred during the period as well as any realized gains or losses which occurred upon the expiration or closing of the option transaction. Options purchased and written open at October 31, 2024 are set forth in the Consolidated Statements of Investments.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Consolidated Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty non-performance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. Forward contracts open at October 31, 2024 are set forth in the Consolidated Statement of Investment.

Swap Agreements: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. Swap agreements are privately negotiated in the OTC market or

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

centrally cleared. The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.

For OTC swaps, the fund accrues for interim payments on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap agreements in the Consolidated Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as a realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swap agreements in the Consolidated Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Consolidated Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the agreement’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date.

Fluctuations in the value of swap agreements are recorded for financial statement purposes as unrealized appreciation or depreciation on swap agreements.

Total Return Swaps: Total return swaps involve commitments to pay interest in exchange for a market-linked return based on a notional principal amount. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the specific reference entity, the fund either receives a payment from or makes a payment to the counterparty, respectively. Total return swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. This risk is mitigated by Master Agreements between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. The underlying reference asset could be a security, an index, or basket of investments. Total return swaps open at October 31, 2024 are set forth in the Consolidated Statement of Investments.

The following tables show the fund’s exposure to different types of market risk as it relates to the Consolidated Statement of Assets and Liabilities and the Consolidated Statement of Operations, respectively.

Fair value of derivative instruments as of October 31, 2024 is shown below:

	Derivative Assets ($)			Derivative Liabilities ($)
Interest rate risk	-		Interest rate risk	(4,019,850)	[1,2]
Equity risk	13,320,361	[3,4]	Equity risk	(5,815,103)	[1,2,3]
Foreign exchange risk	6,314,659	[5]	Foreign exchange risk	(1,915,157)	[5]
Gross fair value of derivative contracts	19,635,020			(11,750,110)

Consolidated Statement of Assets and Liabilities location:
[1]

Includes cumulative appreciation (depreciation) on futures as reported in the
Consolidated Statement of Investments, but only the unpaid variation margin is reported in the Consolidated Statement of Assets and Liabilities.

[2]			Outstanding options written, at value.
[3]			Unrealized appreciation (depreciation) on swap agreements.
[4]			Options purchased are included in Investments in securities—Unaffiliated issuers, at value.
[5]			Unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

The effect of derivative instruments in the Consolidated Statement of Operations during the period ended October 31, 2024 is shown below:

Amount of realized gain (loss) on derivatives recognized in income ($)
Underlying risk	Futures	[1]	Options Transactions	[2]	Forward Contracts	[3]	Swap Agreements	[4]	Total
Interest rate	(2,053,679)		4,846,074		-		-		2,792,395
Equity	16,602,255		(10,048,769)		-		21,325,836		27,879,322
Foreign exchange	-		(676,421)		(20,298,014)		-		(20,974,435)
Total	14,548,576		(5,879,116)		(20,298,014)		21,325,836		9,697,282

Net change in unrealized appreciation (depreciation) on derivatives recognized in income ($)
Underlying risk	Futures	[5]	Options Transactions	[6]	Forward Contracts	[7]	Swap Agreements	[8]	Total
Interest rate	4,707,946		(250,344)		-		-		4,457,602
Equity	(2,709,218)		(2,757,199)		-		(12,209,868)		(17,676,285)
Foreign exchange	-		-		1,259,958		-		1,259,958
Total	1,998,728		(3,007,543)		1,259,958		(12,209,868)		(11,958,725)

Consolidated Statement of Operations location:
[1]	Net realized gain (loss) on futures.
[2]	Net realized gain (loss) on options transactions.
[3]	Net realized gain (loss) on forward foreign currency exchange contracts.
[4]	Net realized gain (loss) on swap agreements.
[5]	Net change in unrealized appreciation (depreciation) on futures.
[6]	Net change in unrealized appreciation (depreciation) on options transactions.
[7]	Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts.
[8]	Net change in unrealized appreciation (depreciation) on swap agreements.

The provisions of ASC Topic 210 “Disclosures about Offsetting Assets and Liabilities” require disclosure on the offsetting of financial assets and liabilities. These disclosures are required for certain investments, including derivative financial instruments subject to Master Agreements which are eligible for offsetting in the Consolidated Statement of Assets and Liabilities and require the fund to disclose both gross and net information with respect to such investments. For financial reporting purposes, the fund does not offset derivative assets and derivative liabilities that are subject to Master Agreements in the Consolidated Statement of Assets and Liabilities.

At October 31, 2024, derivative assets and liabilities (by type) on a gross basis are as follows:

Derivative Financial Instruments:	Assets ($)	Liabilities ($)
Futures	-	(4,893,649)
Options	3,779,011	(3,639,967)
Forward contracts	6,314,659	(1,915,157)
Swaps	9,541,350	(1,301,337)
Total gross amount of derivative
assets and liabilities in the
Consolidated Statement of Assets and Liabilities	19,635,020	(11,750,110)
Derivatives not subject to
Master Agreements	(3,779,011)	8,533,616
Total gross amount of assets
and liabilities subject to
Master Agreements	15,856,009	(3,216,494)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

The following tables present derivative assets and liabilities net of amounts available for offsetting under Master Agreements and net of related collateral received or pledged, if any, as of October 31, 2024:

Counterparty	Gross Amount of Assets ($)	[1]	Financial Instruments and Derivatives Available for Offset ($)	Collateral Received ($)	[2]	Net Amount of Assets ($)
Barclays Capital, Inc.	5,622,412		(6,563)	(5,615,849)		-
CIBC World Markets Corp.	25,169		(25,169)	-		-
Goldman Sachs & Co. LLC	4,057,307		-	(4,057,307)		-
J.P. Morgan Securities LLC	36,836		-	-		36,836
RBS Securities, Inc.	54,424		(9,071)	(45,353)		-
State Street Bank & Trust Company	6,037,989		(1,593,487)	(3,100,000)		1,344,502
UBS Securities LLC	21,872		(21,872)	-		-
Total	15,856,009		(1,656,162)	(12,818,509)		1,381,338

Counterparty	Gross Amount of Liabilities ($)	[1]	Financial Instruments and Derivatives Available for Offset ($)	Collateral Pledged ($)	[2]	Net Amount of Liabilities ($)
Barclays Capital, Inc.	(6,563)		6,563	-		-
CIBC World Markets Corp.	(38,149)		25,169	-		(12,980)
Citigroup Global Markets, Inc.	(1,303,033)		-	1,200,000		(103,033)
RBS Securities, Inc.	(9,071)		9,071	-		-
State Street Bank & Trust Company	(1,593,487)		1,593,487	-		-
UBS Securities LLC	(266,191)		21,872	244,319		-
Total	(3,216,494)		1,656,162	1,444,319		(116,013)

[1] Absent a default event or early termination, OTC derivative assets and liabilities are presented at gross amounts and are not offset in the Consolidated Statement of Assets and Liabilities.
2 In some instances, the actual collateral received and/or pledged may be more than the amount shown due to over collateralization.

The following table summarizes the monthly average market value of derivatives outstanding during the period ended October 31, 2024:

Average Market Value ($)
Futures:
Equity Futures Long	104,183,033
Equity Futures Short	21,551,832
Interest Rate Futures Long	193,576,788
Interest Rate Futures Short	5,314,024
Options Contracts:
Equity Purchased Options	12,964,755
Equity Written Options	6,317,122
Interest Rate Written Options	570,422
Foreign Currency Purchased Options	346,275
Foreign Currency Written Options	138,746
Forward Contracts:
Forward Contracts Purchased in USD	138,489,594
Forward Contracts Sold in USD	502,960,590

The following table summarizes the monthly average notional value of swap agreements outstanding during the period ended October 31, 2024:

Average Notional Value ($)
Swap Agreements:
Equity Total Return Swap Pays Fixed Rate	300,357,577

At October 31, 2024, the cost of investments for federal income tax purposes was $966,782,295; accordingly, accumulated net unrealized appreciation on investments inclusive of derivative contracts was $31,932,446, consisting of $117,459,627 gross unrealized appreciation and $85,527,181 gross unrealized depreciation.

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

To the Shareholders and the Board of Directors of BNY Mellon Global Real Return Fund

Opinion on the Financial Statements

We have audited the accompanying consolidated statement of assets and liabilities of BNY Mellon Global Real Return Fund (the “Fund”) (one of the funds constituting BNY Mellon Advantage Funds, Inc. (the “Company”)), including the consolidated statement of investments, as of October 31, 2024, and the related consolidated statement of operations for the year then ended, the consolidated statements of changes in net assets for each of the two years in the period then ended, the consolidated financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the consolidated financial position of the Fund (one of the funds constituting BNY Mellon Advantage Funds, Inc.) at October 31, 2024, the consolidated results of its operations for the year then ended, the consolidated changes in its net assets for each of the two years in the period then ended and its consolidated financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of the Company’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies in the BNY Mellon Family of Funds since at least 1957, but we are unable to determine the specific year.

New York, New York
December 23, 2024

IMPORTANT TAX INFORMATION (Unaudited)

For federal tax purposes, the fund reports 5.19% of the ordinary dividends paid during the fiscal year ended October 31, 2024 as qualifying for the corporate dividends received deduction. For the fiscal year ended October 31, 2024, certain dividends paid by the fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions paid during the fiscal year, $430,711 represents the maximum amount that may be considered qualified dividend income.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment

Companies. (Unaudited)

N/A

Item 9. Proxy Disclosures for Open-End Management Investment Companies. (Unaudited)

N/A

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies. (Unaudited)

Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Directors fees paid by the fund are within Item 7. Statement of Operations as Directors’ fees and expenses.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. (Unaudited)

At a meeting of the fund’s Board of Directors (the “Board”) held on August 7, 2024, the Board considered the renewal of the fund’s Management Agreement, pursuant to which the Adviser provides the fund with investment advisory and administrative services, the Sub-Investment Advisory Agreement, pursuant to which Newton Investment Management Limited (the “Sub-Adviser” or “NIM”) provides day-to-day management of the fund’s investments, and the Sub-Sub-Investment Advisory Agreement (collectively with the Management Agreement and Sub-Investment Advisory Agreement, the “Agreements”) between NIM and Newton Investment Management North America, LLC (“NIMNA”), pursuant to which NIM may use the investment advisory personnel, resources and capabilities available at its sister company, NIMNA, in providing the day-to-day management of the fund’s investments. The fund also may gain investment exposure to global commodity markets through investments in a wholly-owned and controlled subsidiary of the fund (the “Subsidiary”) that principally invests directly in commodity-related instruments, including futures and options contracts, swap agreements and pooled investment vehicles that invest in commodities. The Subsidiary has the same investment objective, investment adviser and sub-adviser as the fund, although the Subsidiary’s agreements with the Adviser and the Sub-Adviser are not subject to approval by the Board. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser and the Sub-Adviser. In considering the renewal of the Agreements, the Board considered several factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent, and quality of the services provided to funds in the BNY Mellon fund complex, including the fund. The Adviser provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. The Adviser also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the BNY Mellon fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or the Adviser) and the Adviser’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures, as well as the Adviser’s supervisory activities over the Sub-Adviser. The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data based on classifications provided by Thomson Reuters Lipper (“Lipper”), which included information comparing (1) the performance of the fund’s Class I shares with the performance of a group of institutional absolute-return funds selected by Broadridge as comparable to the fund (the “Performance Group”) and with a broader group of funds consisting of all retail and institutional absolute-return funds (the “Performance Universe”), all for various periods ended June 30, 2024, and (2) the fund’s actual and contractual management fees and total expenses with those of the same group of funds in the Performance Group (the “Expense Group”) and with a broader group of funds consisting of all institutional absolute-return funds, excluding outliers (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Adviser previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Performance Comparisons. Representatives of the Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds and the end date selected. The Board also considered the fund’s performance in light of overall financial market conditions. The Board discussed with representatives of the Adviser and the Sub-Adviser the results of the comparisons and considered that the fund’s total return performance was above or equal to the Performance Group median for all periods, except for the two- and three-year periods when the fund’s total return performance was below the Performance Group median, and was above the Performance Universe median for all periods, except for the two-, three- and four-year periods when the fund’s total return performance was below the Performance Universe median. The Adviser also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

Management Fee and Expense Ratio Comparisons. The Board reviewed and considered the contractual management fee rate payable by the fund to the Adviser in light of the nature, extent and quality of the management services and the sub-advisory services provided by the Adviser and the Sub-Adviser, respectively. In addition, the Board reviewed and considered the actual management fee rate paid by the fund over the fund’s last fiscal year, which included reductions for an expense limitation arrangement in place that reduced the management fee paid to the Adviser. The Board also reviewed the range of actual and contractual management fees and total expenses as a percentage of average net assets of the Expense Group and Expense Universe funds and discussed the results of the comparisons.

The Board considered that the fund’s contractual management fee was equal to the Expense Group median contractual management fee, the fund’s actual management fee was equal to the Expense Group median and lower than the Expense Universe median actual management fee, and the fund’s total expenses were equal to the Expense Group median and lower than the Expense Universe median total expenses.

Representatives of the Adviser stated that the Adviser has contractually agreed, until March 1, 2025, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of the fund’s share classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .90% of the fund’s average daily net assets. The Adviser also has contractually agreed, for so long as the fund invests in the Subsidiary, to waive receipt of the management fee payable to the Adviser by the Subsidiary.

Representatives of the Adviser reviewed with the Board the management or investment advisory fees paid to the Adviser or the Sub-Adviser for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness of the fund’s management fee. Representatives of the Adviser noted that there were no other funds advised by the Adviser that are in the same Lipper category as the fund.

The Board considered the fee payable to the Sub-Adviser in relation to the fee payable to the Adviser by the fund and the respective services provided by the Sub-Adviser and the Adviser. The Board also took into consideration that the Sub-Adviser’s fee is paid by the Adviser, out of its fee from the fund, and not the fund.

Analysis of Profitability and Economies of Scale. Representatives of the Adviser reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to the Adviser and its affiliates for managing the funds in the BNY Mellon fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not excessive, given the services rendered and service levels provided by the Adviser and its affiliates. The Board also considered the expense limitation arrangement and its effect on the profitability of the Adviser and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding the Adviser’s approach to allocating costs to, and determining the profitability of, individual funds and the entire BNY Mellon fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements, considered in relation to the mix of services provided by the Adviser and the Sub-Adviser, including the nature, extent and quality of such services, supported the renewal of the Agreements and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Representatives of the Adviser stated that, as a result of shared and allocated costs among funds in the BNY Mellon fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to the Adviser and the Sub-Adviser from acting as investment adviser and sub-investment adviser, respectively, and took into consideration that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by the Adviser and the Sub-Adviser are adequate and appropriate.

• The Board was satisfied with the fund’s improved performance.

• The Board concluded that the fees paid to the Adviser and the Sub-Adviser continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.

• The Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the fund had been adequately considered by the Adviser in connection with the fee rate charged to the fund pursuant to the Management Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates and the Sub-Adviser, of the Adviser and the Sub-Adviser and the services provided to the fund by the Adviser and the Sub-Adviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreements, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for the fund had the benefit of a number of years of reviews of the Agreements for the fund, or substantially similar agreements for other BNY Mellon funds that the Board oversees, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on its consideration of the fund’s arrangements, or substantially similar arrangements for other BNY Mellon funds that the Board oversees, in prior years. The Board determined to renew the Agreements for the remainder of the one-year term.

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© 2024 BNY Mellon Securities Corporation Code-6278NCSRAR1024

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

  Not applicable.

Item 13. Portfolio Managers for Closed-End Management Investment Companies.

  Not applicable.

Item 14. Purchases of Equity Securities By Closed-End Management Investment Companies and Affiliated Purchasers.

 Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

 There have been no material changes to the procedures applicable to Item 15.

Item 16. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

  Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

  Not applicable.

Item 19. Exhibits.

  (a)(1) Code of ethics referred to in Item 2.

  (a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

  (a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Advantage Funds, Inc.

By: /s/ David J. DiPetrillo

 David J. DiPetrillo

 President (Principal Executive Officer)

Date: December 20, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David J. DiPetrillo

 David J. DiPetrillo

 President (Principal Executive Officer)

Date: December 20, 2024

By: /s/ James Windels

 James Windels

 Treasurer (Principal Financial Officer)

Date: December 19, 2024

EXHIBIT INDEX

 (a)(1) Code of Ethics referred to in Item 2.

 (a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

 (b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)